AS FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION ON MARCH 30, 2009

                                                              File No. 033-50718
                                                              File No. 811-07102

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

                   REGISTRATION STATEMENT UNDER THE SECURITIES
                                  ACT OF 1933                                [ ]
                       POST-EFFECTIVE AMENDMENT NO. 85                       [X]
                                       AND

                   REGISTRATION STATEMENT UNDER THE INVESTMENT
                            COMPANY ACT OF 1940                              [ ]
                              AMENDMENT NO. 87                               [X]

                       THE ADVISORS' INNER CIRCLE FUND II
               (Exact Name of Registrant as Specified in Charter)

                               101 Federal Street
                           Boston, Massachusetts 02110
               (Address of Principal Executive Offices, Zip Code)

        Registrant's Telephone Number, including Area Code (800) 932-7781

                               Philip T. Masterson
                               c/o SEI Investments
                            One Freedom Valley Drive
                            Oaks, Pennsylvania 19456
                     (Name and Address of Agent for Service)

                                   Copies to:

Richard W. Grant, Esquire                   Christopher D. Menconi, Esquire
Morgan, Lewis & Bockius LLP                 Morgan, Lewis & Bockius LLP
One Oxford Centre                           1111 Pennsylvania Ave., NW
Pittsburgh, Pennsylvania 15219-6401         Washington, DC 20004

    It is proposed that this filing become effective (check appropriate box):

             [ ] Immediately upon filing pursuant to paragraph (b)
             [ ] On [date] pursuant to paragraph (b)
             [X] 60 days after filing pursuant to paragraph (a)(1)
             [ ] On [date] pursuant to paragraph (a)(1)
             [ ] 75 days after filing pursuant to paragraph (a)(2)
             [ ] On [date] pursuant to paragraph (a) of Rule 485

                                   PROSPECTUS

                         HANCOCK HORIZON FAMILY OF FUNDS

                                  MAY 31, 2009

                          GOVERNMENT MONEY MARKET FUND
             (FORMERLY, THE TREASURY SECURITIES MONEY MARKET FUND)

                                 CLASS A SHARES

                                   ADVISED BY
                                HORIZON ADVISERS
                  (AN UNINCORPORATED DIVISION OF HANCOCK BANK)

   THE U.S. SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED
      THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY
              REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                       THE ADVISORS' INNER CIRCLE FUND II

                              ABOUT THIS PROSPECTUS

The Hancock Horizon Family of Funds is a mutual fund family that offers different classes of shares in separate investment portfolios that have individual investment goals and strategies. This prospectus contains important information about Class A Shares of the Government Money Market Fund (the "Fund") that investors should know before investing. Investors are advised to read this prospectus and keep it for future reference.

THIS PROSPECTUS HAS BEEN ARRANGED INTO DIFFERENT SECTIONS SO THAT YOU CAN EASILY REVIEW THIS IMPORTANT INFORMATION. FOR MORE DETAILED INFORMATION ABOUT THE FUND, PLEASE SEE:

                                                                    PAGE
   FUND SUMMARY...................................................    3
   PRINCIPAL INVESTMENT STRATEGY..................................    3
   PRINCIPAL RISKS................................................    4
   PERFORMANCE INFORMATION........................................    4
   FUND FEES AND EXPENSES.........................................    6
   MORE INFORMATION ABOUT RISK....................................    7
   MORE INFORMATION ABOUT FUND INVESTMENTS........................    7
   INFORMATION ABOUT PORTFOLIO HOLDINGS...........................    7
   INVESTMENT ADVISER.............................................    8
   PORTFOLIO MANAGER..............................................    8
   PURCHASING, SELLING AND EXCHANGING FUND SHARES.................    9
   DISTRIBUTION OF FUND SHARES....................................    9
   OTHER POLICIES.................................................   12
   SHAREHOLDER SERVICING ARRANGEMENTS.............................   14
   PAYMENTS TO FINANCIAL INTERMEDIARIES...........................   14
   DIVIDENDS AND DISTRIBUTIONS....................................   15
   TAXES..........................................................   15
   FINANCIAL HIGHLIGHTS...........................................   17
   HOW TO OBTAIN MORE INFORMATION ABOUT THE
      HANCOCK HORIZON FAMILY OF FUNDS.............................   Back Cover

GOVERNMENT MONEY MARKET FUND (FORMERLY, THE TREASURY SECURITIES MONEY MARKET
FUND)

FUND SUMMARY

-------------------------------------------------------------------------------
INVESTMENT GOAL                 Preserve principal value and maintain a high
                                degree of liquidity while providing current
                                income
-------------------------------------------------------------------------------
INVESTMENT FOCUS                Money market instruments issued or guaranteed by
                                the U.S. government or its agencies or
                                instrumentalities
-------------------------------------------------------------------------------
SHARE PRICE VOLATILITY          As a money market fund, the Fund seeks to
                                maintain a stable share price of $1.00
-------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY   Under normal circumstances, invest at least 80%
                                of its assets in obligations issued or
                                guaranteed as to principal or interest by the
                                U.S. government or its agencies or
                                instrumentalities and repurchase agreements
                                secured by such instruments
-------------------------------------------------------------------------------
INVESTOR PROFILE                Conservative investors who want to receive
                                current income through a liquid investment
-------------------------------------------------------------------------------

PRINCIPAL INVESTMENT STRATEGY

Under normal circumstances, the Fund invests at least 80% of its assets in obligations issued or guaranteed as to principal or interest by the U.S. government or its agencies or instrumentalities, including obligations issued by private issuers that are guaranteed as to principal or interest by the U.S. government, its agencies or instrumentalities, and repurchase agreements secured by such instruments. This investment policy can be changed by the Fund upon 60 days' notice to shareholders. The securities in which the Fund invests may include those backed by the full faith and credit of the U.S. government and those that are neither insured nor guaranteed by the U.S. government.

The Fund is managed in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act"), which governs the operations of money market funds. Accordingly, the Fund will have an average dollar-weighted maturity of 90 days or less, and will only acquire securities that have a remaining maturity of 397 days (about 13 months) or less, at the time of purchase. Horizon Advisers (the "Adviser") actively adjusts the average maturity of the Fund in response to its outlook on the various economic factors which influence the market for short-term fixed income instruments and future interest rate predictions.

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY. In addition, although a money market fund seeks to keep a constant price per share of $1.00, you may lose money by investing in the Fund.

INTEREST RATE RISK - Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Accordingly, an investment in the Fund is subject to interest rate risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

CREDIT RISK - Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources. Thus, the Fund is subject to the risk that an issuer may be unable to pay interest and principal when due, and the value of a security may decline if the issuer defaults or if its credit quality deteriorates.

COUNTERPARTY RISK - The Fund may enter into repurchase agreements where a financial institution (a "counterparty") sells the Fund securities and agrees to repurchase them at an agreed-upon date and price. The Fund is subject to the risk that a counterparty could default and/or fail to honor the terms of its agreement.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from year to year and by comparing the Fund's average annual returns to the iMoneyNet, Inc. U.S. Treasury & Repo Average. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future. Prior to January 8, 2009, the Fund invested exclusively in, and from January 8, 2009 to March 8, 2009, the Fund invested at least 80% of its assets in, short-term money market instruments issued by the U.S. Treasury and backed by its full faith and credit, and repurchase agreements involving such obligations. As a result, the performance shown below for periods prior to March 8, 2009 may have differed had the Fund's current investment strategy been in effect during those periods.

This bar chart shows how the performance of the Fund's Class A Shares has varied from calendar year to calendar year.*

                         ---------------------
                         2001            2.85%
                         ---------------------
                         2002            0.61%
                         ---------------------
                         2003            0.08%
                         ---------------------
                         2004            0.29%
                         ---------------------
                         2005            2.01%
                         ---------------------
                         2006            3.81%
                         ---------------------
                         2007            3.75%
                         ---------------------
                         2008            x.xx%
                         ---------------------

                         ----------------------------
                         BEST QUARTER   WORST QUARTER
                         ----------------------------
                            X.XX%           X.XX%
                         ----------------------------
                          (XX/XX/XX)     (XX/XX/XX)
                         ----------------------------

* The performance information shown above is based on a calendar year. The Fund's performance from 1/1/09 to 3/31/09 was x.xx%.

Call 1-800-738-2625, extension 77966, for the Fund's current 7-day yield.

AVERAGE ANNUAL TOTAL RETURNS

THE FOLLOWING TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR CLASS A SHARES FOR THE PERIODS ENDED DECEMBER 31, 2008 TO THOSE OF THE IMONEYNET, INC. U.S. TREASURY & REPO AVERAGE.

--------------------------------------------------------------------------------------------
                                                                             SINCE INCEPTION
GOVERNMENT MONEY MARKET FUND - CLASS A SHARES           1 YEAR    5 YEARS     (MAY 31, 2000)
--------------------------------------------------------------------------------------------
FUND RETURNS                                             x.xx%      x.xx%         x.xx%
--------------------------------------------------------------------------------------------
IMONEYNET, INC. U.S. TREASURY & REPO AVERAGE             x.xx%      x.xx%         x.xx%
--------------------------------------------------------------------------------------------

SIMPLY SPEAKING...

WHAT IS AN AVERAGE?

An average is a composite of mutual funds with similar investment goals. You cannot invest directly in an average. The iMoneyNet, Inc. U.S. Treasury & Repo Average is a composite of mutual funds with investment goals similar to the Fund. iMoneyNet, Inc., formerly IBC Financial Data, is the leading provider of information on money market mutual funds. The number of funds in the iMoneyNet, Inc. U.S. Treasury & Repo Average varies.

FUND FEES AND EXPENSES

THE FOLLOWING TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD CLASS A SHARES OF THE FUND.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

--------------------------------------------------------------
                                                CLASS A SHARES
--------------------------------------------------------------
Investment Advisory Fees                            0.40%
--------------------------------------------------------------
Distribution (12b-1) Fees                           0.25%
--------------------------------------------------------------
Other Expenses*                                     x.xx%
                                                    ----
--------------------------------------------------------------
Total Annual Fund Operating Expenses                x.xx%
--------------------------------------------------------------
Less Fee Waivers and Expense Reimbursements        (x.xx)%
                                                    -----
--------------------------------------------------------------
Net Expenses**                                      x.xx%
--------------------------------------------------------------

--------------------------------------------------------------------------------
*     Other Expenses include shareholder service fees.

** The Adviser has contractually agreed to reduce its fees and reimburse expenses in order to keep Net Expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) from exceeding x.xx% of the Fund's average daily net assets of the Class A Shares until May 31, 2010.

For more information about Investment Advisory Fees and Distribution Fees, see "Investment Adviser" and "Distribution of Fund Shares," respectively.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of those periods. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, based on these assumptions, your approximate cost of investing $10,000 in Class A Shares of the Fund would be:

            --------------------------------------------------
            1 YEAR          3 YEARS      5 YEARS     10 YEARS
            --------------------------------------------------
             $xxx            $xxx         $xxx         $xxx
            --------------------------------------------------

MORE INFORMATION ABOUT RISK

The Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

The Fund has its own investment goal and strategies for reaching that goal. The Adviser invests Fund assets in a way that it believes will help the Fund achieve its objective. Still, investing in the Fund involves risk and there is no guarantee that the Fund will achieve its goal. The Adviser's judgments about the markets, the economy, interest rates, or companies may not anticipate actual market or interest rate movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job the Adviser does, you could lose money on your investment in the Fund, just as you could with other investments. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY.

FIXED INCOME RISK -- The market values of fixed income investments change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates.

MORE INFORMATION ABOUT FUND INVESTMENTS

The prospectus describes the Fund's primary strategies, and the Fund will normally invest in the types of securities described in this prospectus. In addition to the principal investments and strategies described in this prospectus, the Fund may invest in other securities, use other strategies, and engage in other investment practices. These investments and strategies are described in detail in the Fund's Statement of Additional Information and may include: (i) commercial paper and other short-term corporate obligations of U.S. and foreign issuers (including asset-backed securities); (ii) certificates of deposit, time deposits, bankers' acceptances, bank notes and other obligations of U.S. and foreign savings and loan institutions and commercial banks (including foreign branches of such banks) that meet certain asset requirements;
(iii) short-term obligations issued by state and local governments; (iv) obligations of foreign governments; and (v) fully-collateralized repurchase agreements.

INFORMATION ABOUT PORTFOLIO HOLDINGS

The Fund generally publishes a complete list of its portfolio holdings on a monthly basis, as of the end of the previous month. For example, the Fund's investments as of the end of January would ordinarily be published at the end of February. The Fund also publishes a list of its ten largest portfolio holdings, and the percentage of the Fund's assets that each of these holdings represents, on a monthly basis, ten (10) days after the end of the month. The portfolio information described above can be found on the internet at HTTP://SEI2FUNDS.SEIC.COM/HORIZON. The information will generally remain available until replaced by new portfolio holdings information as described above. The Fund's investment adviser may exclude any portion of the Fund's portfolio holdings from publication when deemed to be in the best interest of the Fund. Please consult the Fund's SAI for a full description of the policies and procedures that govern disclosure of the Fund's portfolio holdings.

INVESTMENT ADVISER

The Adviser makes investment decisions for the Fund and continuously reviews, supervises and administers the Fund's investment program. The Board of Trustees of the Trust (the "Board") supervises the Adviser and establishes policies that the Adviser must follow in its management activities.

Horizon Advisers, an unincorporated division of Hancock Bank, serves as the investment adviser to the Fund. Hancock Bank is headquartered in Gulfport, Mississippi and has provided banking, trust and financial services to individuals and businesses since 1899. As of March 31, 2009, the Adviser managed approximately $xx billion in assets while the Adviser and Hancock Bank managed approximately $xx billion in assets. For its services, the Adviser is entitled to a fee, which is calculated daily and paid monthly at an annual rate of 0.40% based on the average daily net assets of the Fund. For the fiscal year ended January 31, 2009, the Adviser received advisory fees (after reductions) from the Fund as a percentage of its average daily net assets of x.xx%.

The Adviser has contractually agreed to reduce its fees and reimburse expenses in order to keep Net Expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) from exceeding x.xx% of the Fund's average daily net assets of the Class A Shares until May 31, 2010.

A discussion regarding the basis for the Board's approval of the Fund's investment advisory agreement is available in the Fund's Semi-Annual Report to Shareholders dated July 31, 2008, which covers the period from February 1, 2008 to July 31, 2008.

PORTFOLIO MANAGER

Jeffery Tanguis serves as Director of Fixed Income of the Adviser and is responsible for the day-to-day management of the Fund. He is also responsible for the management of the Hancock Horizon Strategic Income Bond Fund, which is offered in a separate prospectus. Prior to joining Hancock Bank in 2005, Mr. Tanguis served as the Senior Fixed Income Manager at Hibernia National Bank from 1987 to 2005. He has more than 22 years of investment experience.

The SAI provides additional information about the portfolio manager's compensation, other accounts managed and ownership of Fund shares.

ADDITIONAL COMPENSATION

Hancock Bank and its affiliates may act as fiduciary or provide services in various non-fiduciary capacities with respect to plans subject to the Employee Retirement Income Security Act of 1974 ("ERISA") and other trust and agency accounts that invest in the Fund. Hancock Bank and its affiliates also may receive compensation for providing services to the Fund in cases where the compensation is not duplicative of the compensation those ERISA accounts pay for fiduciary and non-fiduciary services. Hancock Bank and its affiliates also may receive compensation in connection with the following:

CUSTODY SERVICES. Hancock Bank serves as custodian to the Fund, and for such services is paid an annual fee, payable from the Fund's assets, of 0.03% of the Fund's average daily net assets.

DISTRIBUTION AND SERVICING (12b-1) FEES. To the extent that Class A Shares are held through Hancock Bank or any of its affiliates providing custodial, brokerage or investment-related services, including Hancock Investment Services, Inc. ("H.I.S., Inc."), those entities may receive the distribution and servicing fees, payable from the Fund's assets, applicable to that class of shares.

H.I.S., Inc., member Financial Industry Regulatory Authority ("FINRA") and SIPC, is a wholly-owned brokerage subsidiary of Hancock Bank.

TRANSFER AGENCY SERVICES. Hancock Bank serves as the transfer agent and dividend disbursing agent for the Fund. For providing these services, Hancock Bank is paid an annual fee of $20,000 per class for the first ten classes and $17,500 per class for any additional classes.

SHAREHOLDER SERVICING FEES. To the extent that Class A Shares are held through Hancock Bank or any of its affiliates providing custodial, brokerage or investment-related services, including H.I.S., Inc., those entities may receive shareholder servicing fees, payable from the Fund's assets, of up to 0.25% of the Fund's average daily net assets attributable to Class A Shares.

PURCHASING, SELLING AND EXCHANGING FUND SHARES

This section tells you how to purchase, sell (sometimes called "redeem") and exchange Class A Shares of the Fund. The Fund offers Class A Shares only to investment professionals and financial institutions investing for their own or their customers' accounts.

The Fund does not generally accept investments by non-U.S. persons. Non-U.S. persons may be permitted to invest in the Fund subject to the satisfaction of enhanced due diligence. Please contact the Adviser for more information.

HOW TO PURCHASE FUND SHARES

You may purchase shares on any day that Hancock Bank and either the New York Stock Exchange (the "NYSE") or the Federal Reserve are open for business (a "Business Day").

The price per share (the offering price) will be the net asset value per share ("NAV") next determined after the Fund receives your purchase order in proper form. "Proper form" means that the Fund was provided a complete and signed account application, including the investor's social security number, tax identification number, and other identification required by law or regulation.

The Fund calculates its NAV once each Business Day as of 12:00 p.m., Eastern Time. For you to be eligible to receive dividends declared on the day you submit your purchase order, the Fund must receive your order and federal funds (readily available funds) in proper form before 12:00 p.m., Eastern Time. If the NYSE closes early - such as on days in advance of certain holidays - the Fund reserves the right to calculate NAV as of the earlier closing time. The Fund will not accept orders that request a particular day or price for the transaction or any other special conditions.

BUYING OR SELLING SHARES THROUGH A FINANCIAL INTERMEDIARY

You may buy or sell shares of the Fund through accounts with brokers and other institutions that are authorized to place trades in Fund shares for their customers ("authorized institutions"). When you purchase or sell Fund shares through certain authorized institutions (rather than directly from the Fund), you may have to transmit your purchase and sale requests to these authorized institutions at an earlier time for your transaction to become effective that day. This allows these authorized institutions time to process your requests and transmit them to the Fund. Your authorized institution is responsible for transmitting all purchase and redemption requests, investment information, documentation and money to the Fund on time.

Certain financial intermediaries, including certain broker-dealers and shareholder organizations, are authorized to accept purchase and redemption requests for Fund shares. These requests are executed at the NAV next determined after the intermediary receives the request if transmitted to the Fund in accordance with the Fund's procedures and applicable law. These authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis. If your financial intermediary fails to do so, it may be responsible for any resulting fees or losses.

If you deal directly with a financial intermediary or an authorized institution, you will have to follow their procedures for transacting with the Fund. For more information about how to purchase or sell Fund shares through a financial intermediary or an authorized institution, you should contact them directly. Investors may be charged a fee for purchase and/or redemption transactions effectuated through certain financial intermediaries and authorized institutions.

HOW THE FUND CALCULATES NAV

NAV for one Fund share is the value of that share's portion of the net assets of the Fund.

The Fund generally calculates its NAV using the amortized cost method of valuation, to account for any premiums or discounts above or below the face value of any securities that it buys, which is described in detail in the SAI. If it is determined that this method is unreliable during certain market conditions or for other reasons, fair value prices for the Fund's securities may be determined in good faith using procedures approved by the Board of Trustees. The Fund's NAV will normally be at $1.00 per share.

MINIMUM PURCHASES

The minimum investment in Class A Shares of the Fund for the first time is $1,000. Subsequent investments in the Fund must be made in amounts of at least $50. The Fund may accept investments of smaller amounts in its sole discretion.

For Hancock Bank customers investing in Class A Shares of the Fund through a cash management account, Hancock Bank may require cash management account customers to maintain minimum banking account levels in order to participate in the cash management account program. The minimum levels are subject to the terms of your cash management account agreement with Hancock Bank. In general, however, if your banking account falls below the minimum amount, your shares in the Fund may be redeemed or you may be charged additional fees.

HOW TO SELL YOUR FUND SHARES

If you own your shares through an account with an investment professional or other institution, contact that investment professional or institution to sell your shares. Your investment professional or institution may charge a fee for its services, in addition to the fees charged by the Fund.

The sale price of each share will be the NAV next determined after the Fund receives your request.

RECEIVING YOUR MONEY

Normally, the Fund will send your sale proceeds within seven Business Days after the Fund receives your request. Your proceeds can be wired to your bank account or sent to you by check. IF YOU RECENTLY PURCHASED YOUR SHARES BY CHECK OR THROUGH AUTOMATED CLEARING HOUSE ("ACH"), REDEMPTION PROCEEDS MAY NOT BE AVAILABLE UNTIL YOUR CHECK HAS CLEARED OR THE ACH TRANSACTION HAS BEEN COMPLETED, WHICH MAY TAKE UP TO 15 DAYS FROM YOUR DATE OF PURCHASE.

REDEMPTIONS IN KIND

The Fund generally pays sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise or for the protection of the Fund's remaining shareholders the Fund may pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were, you would have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption. In addition, you would continue to be subject to the risks of any market fluctuation in the value of the securities you receive in kind until they are sold.

INVOLUNTARY SALES OF SHARES

If an investor's account balance drops below $1,000 or the minimum level required by your cash management agreement, you may be required to sell your shares. The Fund will generally provide at least 60 days' written notice to allow you sufficient time to add to your account and avoid the involuntary redemption of shares.

SUSPENSION OF RIGHT TO SELL SHARES

The Fund may suspend your right to sell your shares during times when trading on the NYSE is restricted or halted, or otherwise as permitted by the U.S. Securities and Exchange Commission (the "SEC"). More information about this is in the Fund's SAI.

HOW TO EXCHANGE YOUR SHARES

You may exchange Class A Shares of any Hancock Horizon Fund for Class A Shares of any other Hancock Horizon Fund. You may exchange shares on any Business Day through your financial institution by mail or telephone. Exchange requests must be for an amount of at least $1,000.

If you exchange shares that you purchased without a sales charge or with a lower sales charge into a Fund with a sales charge or with a higher sales charge, the exchange is subject to an incremental sales charge (E.G., the difference between the lower and higher applicable sales charges). If you exchange shares into a fund with the same, lower or no sales charge there is no incremental sales charge for the exchange.

IF YOU RECENTLY PURCHASED SHARES BY CHECK OR THROUGH ACH, YOU MAY NOT BE ABLE TO EXCHANGE YOUR SHARES UNTIL YOUR CHECK HAS CLEARED OR THE ACH TRANSACTION HAS BEEN

COMPLETED (WHICH MAY TAKE UP TO 15 DAYS FROM YOUR DATE OF PURCHASE). This exchange privilege may be changed or canceled at any time upon 30 days' notice.

When you exchange shares, you are really selling your shares and buying other Fund shares. So, your sale price and purchase price will be based on the NAV next calculated after the Fund receives your exchange request.

TELEPHONE TRANSACTIONS

Purchasing, selling and exchanging Fund shares over the telephone is extremely convenient, but not without risk. Although the Fund has certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Fund is not responsible for any losses or costs incurred by following telephone instructions it reasonably believes to be genuine. If you or your financial institution transact with the Fund over the telephone, you will generally bear the risk of any loss.

DISTRIBUTION OF FUND SHARES

The Fund has adopted a distribution plan that allows Class A Shares of the Fund to pay distribution and service fees for the sale and distribution of its shares, and for services provided to shareholders. Because these fees are paid out of the Fund's assets continuously, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. Distribution fees for Class A Shares, as a maximum annual percentage of the Fund's average daily net assets, are 0.25%.

OTHER POLICIES

EXCESSIVE TRADING POLICIES AND PROCEDURES

The Fund is a money market fund and seeks to provide a high degree of liquidity, current income and a stable net asset value of $1.00 per share. The Fund is designed to serve as a short-term cash equivalent investment for shareholders and, therefore, expects shareholders to engage in frequent purchases and redemptions. Because of the inherently liquid nature of the Fund's investments, and money market instruments in general, and the Fund's intended purpose to serve as a short-term investment vehicle for shareholders, the Adviser has informed the Board that it believes that it would not be in shareholders' best interests to place any limitations on the frequency of shareholder purchases and redemptions into and out of the Fund. As a result, the Board has not adopted a Fund policy and procedures with respect to frequent purchases and redemptions of Fund shares.

Financial intermediaries (such as investment advisers and broker-dealers) often establish omnibus accounts in the Fund for their customers through which transactions are placed. In accordance with Rule 22c-2 under the 1940 Act, the Fund has entered into information sharing agreements with certain financial intermediaries. Under these agreements, a financial intermediary is obligated to: (1) enforce during the term of the agreement, the Fund's market-timing policy; (2) furnish the Fund, upon its request, with information regarding customer trading activities in shares of the Fund; and (3) enforce the Fund's market-timing policy with respect to customers identified by the Fund as having engaged in market timing. When information regarding transactions in the Fund's shares is requested by the Fund and such information is in the possession of a person that is itself a financial intermediary to a financial intermediary (an

"indirect intermediary"), any financial intermediary with whom the Fund has an information sharing agreement is obligated to obtain transaction information from the indirect intermediary or, if directed by the Fund, to restrict or prohibit the indirect intermediary from purchasing shares of the Fund on behalf of other persons. Please contact your financial intermediary for more information.

CUSTOMER IDENTIFICATION AND VERIFICATION

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

What this means to you: When you open an account, the Fund will ask your name, address, date of birth, or for institutional investors, certain corporate information, and other information that will allow the Fund to identify you. This information is subject to verification to ensure the identity of all persons opening a mutual fund account.

The Fund is required by law to reject your new account application if the required identifying information is not provided.

In certain instances, the Fund is required to collect documents to fulfill its legal obligation. Documents provided in connection with your application will be used solely to establish and verify a customer's identity.

Attempts to collect the missing information required on the application will be performed by either contacting you or, if applicable, your broker. If this information cannot be obtained within a reasonable timeframe established in the sole discretion of the Fund, your application will be rejected.

Upon receipt of your application in proper form (or upon receipt of all identifying information required on the application), your investment will be received and your order will be processed at the NAV next determined.

The Fund reserves the right to close or liquidate your account at the NAV next-determined and remit proceeds to you via check if it is unable to verify your identity. Attempts to verify your identity will be performed within a reasonable timeframe established in the sole discretion of the Fund. Further, the Fund reserves the right to hold your proceeds until your original check clears the bank, which may take up to 15 days from the date of purchase. In such an instance, you may be subject to a gain or loss on Fund shares and will be subject to corresponding tax implications.

ANTI-MONEY LAUNDERING PROGRAM

Customer identification and verification is part of the Fund's overall obligation to deter money laundering under federal law. The Fund has adopted an Anti-Money Laundering Compliance Program designed to prevent the Fund from being used for money laundering or the financing of terrorist activities. In this regard, the Fund reserves the right to: (i) refuse, cancel or rescind any purchase or exchange order; (ii) freeze any account and/or suspend account services; or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Fund or in cases when the Fund is requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Fund is required to withhold such proceeds.

SHAREHOLDER SERVICING ARRANGEMENTS

The Fund may compensate financial intermediaries for providing a variety of services to shareholders. Financial intermediaries include affiliated or unaffiliated brokers, dealers, banks (including bank trust departments), trust companies, registered investment advisers, financial planners, retirement plan administrators, insurance companies, and any other institution having a service, administration, or any similar arrangement with the Fund, its service providers or their respective affiliates. This section and the following section briefly describe how financial intermediaries may be paid for providing these services.

The Fund generally pays financial intermediaries a fee that is based on the assets of the Fund that are attributable to investments by customers of the financial intermediary. The services for which financial intermediaries are compensated may include record-keeping, transaction processing for shareholders' accounts and other shareholder services. In addition to these payments, your financial intermediary may charge you account fees, transaction fees for buying or redeeming shares of the Fund, or other fees for servicing your account. Your financial intermediary should provide a schedule of its fees and services to you upon request.

The Fund has adopted a shareholder servicing plan that provides that the Fund may pay financial intermediaries for shareholder services in an annual amount not to exceed 0.25% based on average daily net assets. The Fund does not pay these service fees on shares purchased directly. In addition to payments made directly to financial intermediaries by the Fund, the Adviser or its affiliates may, at their own expense, pay financial intermediaries for these and other services to Fund shareholders, as described in the section below.

PAYMENTS TO FINANCIAL INTERMEDIARIES

From time to time, the Adviser and/or its affiliates, at their discretion, may make payments to certain affiliated or unaffiliated financial intermediaries to compensate them for the costs associated with distribution, marketing, administration and shareholder servicing support. These payments may be in addition to any Rule 12b-1 fees and/or shareholder servicing payments that are reflected in the fees and expenses listed in the fee table section of this prospectus. These payments are sometimes characterized as "revenue sharing" payments and are made out of the Adviser's and/or its affiliates' own legitimate profits or other resources, and are not paid by the Fund. A financial intermediary may provide these services with respect to Fund shares sold or held through programs such as retirement plans, qualified tuition programs, fund supermarkets, fee-based advisory or wrap fee programs, bank trust programs, and insurance (E.G., individual or group annuity) programs. In addition, financial intermediaries may receive payments for making shares of the Fund available to their customers or registered representatives, including providing the Fund with "shelf space," placing it on a preferred or recommended fund list, or promoting the Fund in certain sales programs that are sponsored by financial intermediaries. To the extent permitted by SEC and Financial Industry Regulatory Authority ("FINRA") rules and other applicable laws and regulations, the Adviser and/or its affiliates may pay or allow other promotional incentives or payments to financial intermediaries. For more information please see "Payments to Financial Intermediaries" in the Fund's SAI.

The level of payments to individual financial intermediaries varies in any given year and may be negotiated on the basis of sales of Fund shares, the amount of Fund assets serviced by the financial intermediary or the quality of the financial intermediary's relationship with the Adviser and/or its affiliates. These payments may be more or less than the payments received by the financial intermediaries from other mutual funds and may influence a financial intermediary to favor the sales of certain funds or share classes over others. In certain instances, the payments could be significant and may cause a conflict of interest for your financial intermediary. Any such payments will not change the net asset value or price of the Fund's shares. Please contact your financial intermediary for information about any payments it may receive in connection with the sale of Fund shares or the provision of services to Fund shareholders, as well as information about any fees and/or commissions it charges.

DIVIDENDS AND DISTRIBUTIONS

The Fund declares dividends daily and distributes its net investment income monthly. The Fund makes distributions of its net realized capital gains, if any, at least annually. Shareholders on the Fund's record date will be entitled to receive the distribution.

Dividends and distributions are paid in the form of additional Fund shares unless an election is made to receive payment in cash. To elect cash payment, a shareholder must notify the Fund, or the investment professional or institution, in writing prior to the date of the distribution. The election will be effective for dividends and distributions paid after receipt of the written notice. The election can be canceled by simply sending written notice to the Fund.

TAXES

INVESTORS SHOULD CONSULT A TAX ADVISOR REGARDING SPECIFIC QUESTIONS ABOUT FEDERAL, STATE, AND LOCAL INCOME TAXES. Below is a summary of some important tax issues that affect the Fund and its shareholders. This summary is based on current tax laws, which may change.

The Fund will distribute substantially all of its net investment income and net realized capital gains, if any, at least annually. The dividends and distributions investors receive may be subject to federal, state and local taxation, depending upon an investor's tax situation. The Fund's net investment income and net short-term capital gains are distributed as dividends and are taxable at ordinary income rates. Long-term capital gains distributions are generally taxable at the rates applicable to long-term capital gains, regardless of how long you have owned your shares. Distributions investors receive from the Fund may be taxable whether or not an investor reinvests them or elects to receive them in cash.

Some or all of the distributions from a mutual fund may be treated as "qualified dividend income," taxable to individuals at the maximum federal tax rate of 15% (5% for individuals in lower tax brackets). A distribution is treated as qualified dividend income to the extent that the Fund receives dividend income from taxable domestic corporations and certain qualified foreign corporations. Under current law, the lower tax rates applicable to qualified dividend income will not apply in taxable years beginning after December 31, 2010. Because the Fund does not expect to receive dividend income, you should not expect to receive any distributions that qualify as qualified dividend income.

Each sale or exchange of Fund shares may be a taxable event. Although the stable share price is not guaranteed, because the Fund expects to maintain a $1.00 NAV, you should not expect to realize any gain or loss on the sale of your Fund shares. For tax purposes, an exchange of Fund shares for shares of another Fund is the same as a sale. The gain or loss on the sale or exchange of Fund shares generally will be treated as short term capital gain or loss if you held the shares for 12 months or less or long term capital gain or loss, if you held the shares for longer.

The Fund intends to distribute primarily ordinary income. A significant amount of this income may consist of interest earned on U.S. government obligations. Many states grant tax-free status to dividends paid from interest earned on direct obligations of the U.S. government, subject to certain restrictions.

MORE INFORMATION ABOUT TAXES IS IN THE SAI.

FINANCIAL HIGHLIGHTS

The table that follows presents performance information about Class A Shares of the Fund. This information is intended to help you understand the Fund's financial performance for the past five fiscal years. Some of this information reflects financial information for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and distributions.

The information provided below for the fiscal years ended January 31, 2007, January 31, 2008 and January 31, 2009 has been derived from the Fund's financial statements, which have been audited by _________________, independent registered public accounting firm of the Fund. The information for prior periods has been audited by predecessor independent registered public accounting firms. The financial statements and the unqualified opinion of Ernst & Young LLP are included in the Annual Report of the Fund, which is available upon request by calling the Fund at 1-800-738-2625, extension 77966.

For a Share Outstanding Throughout Each Year
For the Years Ended January 31,

-------------------------------------------------------------------------------------------------------------------
                                               NET
                    NET                      REALIZED                    DIVIDENDS
                   ASSET                       AND                         FROM      DISTRIBUTIONS
                  VALUE,        NET         UNREALIZED     TOTAL FROM       NET         FROM NET         TOTAL
                 BEGINNING   INVESTMENT   GAINS (LOSSES)   INVESTMENT   INVESTMENT      REALIZED     DIVIDENDS AND
                  OF YEAR      INCOME     ON INVESTMENTS   OPERATIONS     INCOME         GAINS       DISTRIBUTIONS
-------------------------------------------------------------------------------------------------------------------
GOVERNMENT MONEY MARKET FUND (FORMERLY, THE TREASURY SECURITIES MONEY MARKET FUND)
-------------------------------------------------------------------------------------------------------------------
CLASS A SHARES
-------------------------------------------------------------------------------------------------------------------
2009               $x.xx      $x.xx            $x.xx        $x.xx        $ x.xx          $x.xx          $ x.xx
-------------------------------------------------------------------------------------------------------------------
2008               $1.00      $0.04               --        $0.04        $(0.04)            --          $(0.04)
-------------------------------------------------------------------------------------------------------------------
2007               $1.00      $0.04               --        $0.04        $(0.04)            --          $(0.04)
-------------------------------------------------------------------------------------------------------------------
2006               $1.00      $0.02               --        $0.02        $(0.02)            --          $(0.02)
-------------------------------------------------------------------------------------------------------------------
2005               $1.00         --(1)            --           --(1)         --(1)          --              --(1)
-------------------------------------------------------------------------------------------------------------------
2004               $1.00         --(1)            --           --(1)         --(1)          --              --(1)
-------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------
                                                            RATIO OF      RATIO OF
                   NET                NET                   EXPENSES         NET
                  ASSET             ASSETS,    RATIO OF    TO AVERAGE    INVESTMENT
                 VALUE,               END      EXPENSES    NET ASSETS       INCOME     PORTFOLIO
                   END     TOTAL    OF YEAR   TO AVERAGE   (EXCLUDING     TO AVERAGE    TURNOVER
                 OF YEAR   RETURN    (000)    NET ASSETS    WAIVERS)      NET ASSETS      RATE
------------------------------------------------------------------------------------------------
GOVERNMENT MONEY MARKET FUND (FORMERLY, THE TREASURY SECURITIES MONEY MARKET FUND)
------------------------------------------------------------------------------------------------
CLASS A SHARES
------------------------------------------------------------------------------------------------
2009              $x.xx    x.xx%   $   x.xx      x.xx%        x.xx%         x.xx%        x.xx%
------------------------------------------------------------------------------------------------
2008              $1.00    3.58%   $336,081      1.08%        1.09%         3.48%         n/a
------------------------------------------------------------------------------------------------
2007              $1.00    3.92%   $280,371      1.08%        1.14%         3.90%         n/a
------------------------------------------------------------------------------------------------
2006              $1.00    2.17%   $143,990      1.08%        1.15%         2.15%         n/a
------------------------------------------------------------------------------------------------
2005              $1.00    0.37%   $112,162      1.03%        1.14%         0.43%         n/a
------------------------------------------------------------------------------------------------
2004              $1.00    0.07%   $105,234      0.98%        1.08%         0.07%         n/a
------------------------------------------------------------------------------------------------

----------
(1)   Amount represents less than $0.01 per share.

Amounts designated as "--" are either $0 or have been rounded to $0.

                         HANCOCK HORIZON FAMILY OF FUNDS

INVESTMENT ADVISER

Horizon Advisers
One Hancock Plaza, 3rd Floor
P.O. Box 4019
Gulfport, Mississippi 39502

DISTRIBUTOR

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP

More information about the Fund is available, without charge, through the following:

STATEMENT OF ADDITIONAL INFORMATION (THE "SAI")

The SAI includes detailed information about the Hancock Horizon Family of Funds. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS

These reports contain information from the Fund's portfolio manager about strategies, and recent market conditions and trends and their impact on Fund performance. The reports also contain more information about the Fund's holdings and detailed financial information about the Fund.

TO OBTAIN AN SAI, ANNUAL OR SEMI-ANNUAL REPORT, OR MORE INFORMATION:

BY TELEPHONE:  Call 1-800-738-2625, extension 77966

BY MAIL:  Write to us at:

Hancock Horizon Funds
2600 Citiplace Drive, Suite 100
Baton Rouge, Louisiana 70808

BY INTERNET:  WWW.HANCOCKHORIZONFUNDS.COM

FROM THE SEC: You can also obtain the SAI or the Annual and Semi-Annual reports, as well as other information about The Advisors' Inner Circle Fund II, from the EDGAR Database on the SEC's website ("HTTP://WWW.SEC.GOV"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: U.S. Securities and Exchange Commission, Public Reference Section, Washington, DC 20549. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address:
PUBLICINFO@SEC.GOV.

The Advisors' Inner Circle Fund II's Investment Company Act registration number is 811-07102.

                                                                 HHF-PS-xxx-xxxx

                                   PROSPECTUS

                         HANCOCK HORIZON FAMILY OF FUNDS

                                  MAY 31, 2009

                          GOVERNMENT MONEY MARKET FUND
              (FORMERLY, THE TREASURY SECURITIES MONEY MARKET FUND)

                        INSTITUTIONAL SWEEP CLASS SHARES

                                   ADVISED BY
                                HORIZON ADVISERS
                  (AN UNINCORPORATED DIVISION OF HANCOCK BANK)

   THE U.S. SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED
      THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY
              REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                       THE ADVISORS' INNER CIRCLE FUND II

                              ABOUT THIS PROSPECTUS

The Hancock Horizon Family of Funds is a mutual fund family that offers different classes of shares in separate investment portfolios that have individual investment goals and strategies. This prospectus contains important information about Institutional Sweep Class Shares of the Government Money Market Fund (the "Fund") that you should know before investing. Investors are advised to read this prospectus and keep it for future reference.

THIS PROSPECTUS HAS BEEN ARRANGED INTO DIFFERENT SECTIONS SO THAT YOU CAN EASILY REVIEW THIS IMPORTANT INFORMATION. FOR MORE DETAILED INFORMATION ABOUT THE FUND, PLEASE SEE:

                                                                     PAGE
   FUND SUMMARY...................................................    3
   PRINCIPAL INVESTMENT STRATEGY .................................    3
   PRINCIPAL RISKS................................................    4
   PERFORMANCE INFORMATION........................................    4
   FUND FEES AND EXPENSES.........................................    5
   MORE INFORMATION ABOUT RISK....................................    7
   MORE INFORMATION ABOUT FUND INVESTMENTS........................    7
   INFORMATION ABOUT PORTFOLIO HOLDINGS...........................    7
   INVESTMENT ADVISER.............................................    8
   PORTFOLIO MANAGER..............................................    8
   PURCHASING AND SELLING FUND SHARES.............................    9
   OTHER POLICIES.................................................   11
   SHAREHOLDER SERVICING ARRANGEMENTS.............................   12
   PAYMENTS TO FINANCIAL INTERMEDIARIES...........................   13
   DIVIDENDS AND DISTRIBUTIONS....................................   14
   TAXES..........................................................   14
   FINANCIAL HIGHLIGHTS...........................................   15
   HOW TO OBTAIN MORE INFORMATION ABOUT THE
       HANCOCK HORIZON FAMILY OF FUNDS............................   Back Cover

GOVERNMENT MONEY MARKET FUND (FORMERLY, THE TREASURY SECURITIES MONEY MARKET
FUND)

FUND SUMMARY

--------------------------------------------------------------------------------
INVESTMENT GOAL                 Preserve principal value and maintain a high
                                degree of liquidity while providing current
                                income
--------------------------------------------------------------------------------
INVESTMENT FOCUS                Money market instruments issued or guaranteed by
                                the U.S. government or its agencies or
                                instrumentalities
--------------------------------------------------------------------------------
SHARE PRICE VOLATILITY          As a money market fund, the Fund seeks to
                                maintain a stable share price of $1.00
--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY   Under normal circumstances, invest at least 80%
                                of its assets in obligations issued or
                                guaranteed as to principal or interest by the
                                U.S. government or its agencies or
                                instrumentalities and repurchase agreements
                                secured by such instruments
--------------------------------------------------------------------------------
INVESTOR PROFILE                Conservative investors who want to receive
                                current income through a liquid investment
--------------------------------------------------------------------------------

PRINCIPAL INVESTMENT STRATEGY

Under normal circumstances, the Fund invests at least 80% of its assets in obligations issued or guaranteed as to principal or interest by the U.S. government or its agencies or instrumentalities, including obligations issued by private issuers that are guaranteed as to principal or interest by the U.S. government, its agencies or instrumentalities, and repurchase agreements secured by such instruments. This investment policy can be changed by the Fund upon 60 days' notice to shareholders. The securities in which the Fund invests may include those backed by the full faith and credit of the U.S. government and those that are neither insured nor guaranteed by the U.S. government.

The Fund is managed in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act"), which governs the operations of money market funds. Accordingly, the Fund will have an average dollar-weighted maturity of 90 days or less, and will only acquire securities that have a remaining maturity of 397 days (about 13 months) or less, at the time of purchase. Horizon Advisers (the "Adviser") actively adjusts the average maturity of the Fund in response to its outlook on the various economic factors which influence the market for short-term fixed income instruments and future interest rate predictions.

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY. In addition, although a money market fund seeks to keep a constant price per share of $1.00, you may lose money by investing in the Fund.

INTEREST RATE RISK - Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Accordingly, an investment in the Fund is subject to interest rate risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

CREDIT RISK - Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources. Thus, the Fund is subject to the risk that an issuer may be unable to pay interest and principal when due, and the value of a security may decline if the issuer defaults or if its credit quality deteriorates.

COUNTERPARTY RISK - The Fund may enter into repurchase agreements where a financial institution (a "counterparty") sells the Fund securities and agrees to repurchase them at an agreed-upon date and price. The Fund is subject to the risk that a counterparty could default and/or fail to honor the terms of its agreement.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from year to year and by comparing the Fund's average annual returns to the iMoneyNet, Inc. U.S. Treasury & Repo Average. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future. Prior to January 8, 2009, the Fund invested exclusively in, and from January 8, 2009 to March 8, 2009, the Fund invested at least 80% of its assets in, short-term money market instruments issued by the U.S. Treasury and backed by its full faith and credit, and repurchase agreements involving such obligations. As a result, the performance shown below for periods prior to March 8, 2009 may have differed had the Fund's current investment strategy been in effect during those periods.

This bar chart shows how the performance of the Fund's Institutional Sweep Class Shares has varied from calendar year to calendar year.*

                          ---------------------
                          2001            3.10%
                          ---------------------
                          2002            0.86%
                          ---------------------
                          2003            0.25%
                          ---------------------
                          2004            0.47%
                          ---------------------
                          2005            2.26%
                          ---------------------
                          2006            4.07%
                          ---------------------
                          2007            4.01%
                          ---------------------
                          2008            x.xx%
                          ---------------------

                           -------------------------------
                           BEST QUARTER      WORST QUARTER
                           -------------------------------
                              X.XX%              X.XX%
                           -------------------------------
                            (XX/XX/XX)        (XX/XX/XX)
                           -------------------------------

* The performance information shown above is based on a calendar year. The Fund's performance from 1/1/09 to 3/31/09 was x.xx%.

Call 1-800-738-2625, extension 77966, for the Fund's current 7-day yield.

AVERAGE ANNUAL TOTAL RETURNS

THE FOLLOWING TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR INSTITUTIONAL SWEEP CLASS SHARES THE PERIODS ENDED DECEMBER 31, 2008 TO THOSE OF THE IMONEYNET, INC. U.S. TREASURY & REPO AVERAGE.

----------------------------------------------------------------------------------
GOVERNMENT MONEY MARKET FUND -                                     SINCE INCEPTION
INSTITUTIONAL SWEEP CLASS SHARES               1 YEAR   5 YEARS    (MAY 31, 2000)
----------------------------------------------------------------------------------
FUND RETURNS                                    x.xx%     x.xx%         x.xx%
----------------------------------------------------------------------------------
IMONEYNET, INC. U.S. TREASURY & REPO AVERAGE    x.xx%     x.xx%         x.xx%
----------------------------------------------------------------------------------

SIMPLY SPEAKING...

WHAT IS AN AVERAGE?

An average is a composite of mutual funds with similar investment goals. You cannot invest directly in an average. The iMoneyNet, Inc. U.S. Treasury & Repo Average is a composite of mutual funds with investment goals similar to the Fund. iMoneyNet, Inc., formerly IBC Financial Data, is the leading provider of information on money market mutual funds. The number of funds in the iMoneyNet, Inc. U.S. Treasury & Repo Average varies.

FUND FEES AND EXPENSES

THE FOLLOWING TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD INSTITUTIONAL SWEEP CLASS SHARES OF THE FUND.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

   -----------------------------------------------------------------------------
                                                INSTITUTIONAL SWEEP CLASS SHARES
   -----------------------------------------------------------------------------
   Investment Advisory Fees                                  0.40%
   -----------------------------------------------------------------------------
   Distribution (12b-1) Fees                                 None
   -----------------------------------------------------------------------------
   Other Expenses*                                           x.xx%
                                                             ----
   -----------------------------------------------------------------------------
   Total Annual Fund Operating Expenses                      x.xx%
   -----------------------------------------------------------------------------
   Less Fee Waivers and Expense Reimbursements              (x.xx)%
                                                            -----
   -----------------------------------------------------------------------------
   Net Expenses**                                            x.xx%
   -----------------------------------------------------------------------------

--------------------------------------------------------------------------------
*     Other Expenses include shareholder service fees.

** The Adviser has contractually agreed to reduce its fees and reimburse expenses in order to keep Net Expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) from exceeding x.xx% of the Fund's average daily net assets of the Institutional Sweep Class Shares until May 31, 2010.

For more information about Investment Advisory Fees, see "Investment Adviser."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of those periods. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, based on these assumptions, your approximate cost of investing $10,000 in Institutional Sweep Class Shares of the Fund would be:

                    -------------------------------------------
                    1 YEAR     3 YEARS     5 YEARS     10 YEARS
                    -------------------------------------------
                     $xx         $xx         $xx         $xx
                    -------------------------------------------

MORE INFORMATION ABOUT RISK

The Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

The Fund has its own investment goal and strategies for reaching that goal. The Adviser invests Fund assets in a way that it believes will help the Fund achieve its objective. Still, investing in the Fund involves risk and there is no guarantee that the Fund will achieve its goal. The Adviser's judgments about the markets, the economy, interest rates, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job the Adviser does, you could lose money on your investment in the Fund, just as you could with other investments. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY.

FIXED INCOME RISK -- The market values of fixed income investments change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates.

MORE INFORMATION ABOUT FUND INVESTMENTS

The prospectus describes the Fund's primary strategies, and the Fund will normally invest in the types of securities described in this prospectus. In addition to the principal investments and strategies described in this prospectus, the Fund may invest in other securities, use other strategies, and engage in other investment practices. These investments and strategies are described in detail in the Fund's Statement of Additional Information and may include: (i) commercial paper and other short-term corporate obligations of U.S. and foreign issuers (including asset-backed securities); (ii) certificates of deposit, time deposits, bankers' acceptances, bank notes and other obligations of U.S. and foreign savings and loan institutions and commercial banks (including foreign branches of such banks) that meet certain asset requirements;
(iii) short-term obligations issued by state and local governments; (iv) obligations of foreign governments; and (v) fully-collateralized repurchase agreements.

INFORMATION ABOUT PORTFOLIO HOLDINGS

The Fund generally publishes a complete list of its portfolio holdings on a monthly basis, as of the end of the previous month. For example, the Fund's investments as of the end of January would ordinarily be published at the end of February. The Fund also publishes a list of its ten largest portfolio holdings, and the percentage of the Fund's assets that each of these holdings represents, on a monthly basis, ten (10) days after the end of the month. The portfolio information described above can be found on the internet at HTTP://SEI2FUNDS.SEIC.COM/HORIZON. The information will generally remain available until replaced by new portfolio holdings information as described above. The Fund's investment adviser may exclude any portion of the Fund's portfolio holdings from publication when deemed to be in the best interest of the Fund. Please consult the Fund's SAI for a full description of the policies and procedures that govern disclosure of the Fund's portfolio holdings.

INVESTMENT ADVISER

The Adviser makes investment decisions for the Fund and continuously reviews, supervises and administers the Fund's investment program. The Board of Trustees of the Trust (the "Board") supervises the Adviser and establishes policies that the Adviser must follow in its management activities.

Horizon Advisers, an unincorporated division of Hancock Bank, serves as the investment adviser to the Fund. Hancock Bank is headquartered in Gulfport, Mississippi and has provided banking, trust and financial services to individuals and businesses since 1899. As of March 31, 2008, the Adviser managed approximately $xx billion in assets while the Adviser and Hancock Bank managed approximately $xx billion in assets. For its services, the Adviser is entitled to a fee, which is calculated daily and paid monthly at an annual rate of 0.40% based on the average daily net assets of the Fund. For the fiscal year ended January 31, 2009, the Adviser received advisory fees (after fee reductions) from the Fund as a percentage of its average daily net assets of x.xx%.

The Adviser has contractually agreed to reduce its fees and reimburse expenses in order to keep Net Expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) from exceeding x.xx% of the Fund's average daily net assets of the Instititional Sweep Class Shares until May 31, 2010.

A discussion regarding the basis for the Board's approval of the Fund's investment advisory agreement is available in the Fund's Semi-Annual Report to Shareholders dated July 31, 2008, which covers the period from February 1, 2008 to July 31, 2008.

PORTFOLIO MANAGER

Jeffery Tanguis serves as Director of Fixed Income of the Adviser and is responsible for the day-to-day management of the Fund. He is also responsible for the management of the Hancock Horizon Strategic Income Bond Fund, which is offered in a separate prospectus. Prior to joining Hancock Bank in 2005, Mr. Tanguis served as the Senior Fixed Income Manager at Hibernia National Bank from 1987 to 2005. He has more than 22 years of investment experience.

The SAI provides additional information about the portfolio manager's compensation, other accounts managed and ownership of Fund shares.

ADDITIONAL COMPENSATION

Hancock Bank and its affiliates may act as fiduciary or provide services in various non-fiduciary capacities with respect to plans subject to the Employee Retirement Income Security Act of 1974 ("ERISA") and other trust and agency accounts that invest in the Fund. Hancock Bank and its affiliates also may receive compensation for providing services to the Fund in cases where the compensation is not duplicative of the compensation those ERISA accounts pay for fiduciary and non-fiduciary services. Hancock Bank and its affiliates also may receive compensation in connection with the following:

CUSTODY SERVICES. Hancock Bank serves as custodian to the Fund, and for such services is paid an annual fee, payable from the Fund's assets, of 0.03% of the Fund's average daily net assets.

TRANSFER AGENCY SERVICES. Hancock Bank serves as the transfer agent and dividend disbursing agent for the Fund. For providing these services, Hancock Bank is paid an annual fee of $20,000 per class for the first ten classes and $17,500 per class for any additional classes.

SHAREHOLDER SERVICING FEES. To the extent that Institutional Sweep Class Shares are held through Hancock Bank or any of its affiliates providing custodial, brokerage or investment-related services, including Hancock Investment Services, Inc. ("H.I.S., Inc."), those entities may receive shareholder servicing fees, payable from the Fund's assets, of up to 0.25% of the Fund's average daily net assets attributable to Institutional Sweep Class Shares.

H.I.S., Inc., member Financial Industry Regulatory Authority ("FINRA") and SIPC, is a wholly-owned brokerage subsidiary of Hancock Bank.

PURCHASING AND SELLING FUND SHARES

This section tells you how to purchase and sell (sometimes called "redeem") Institutional Sweep Class Shares of the Fund. The Fund offers Institutional Sweep Class Shares only to investors participating in cash sweep and cash management programs offered through the Hancock Bank Trust & Financial Services Group.

The Fund does not generally accept investments by non-U.S.persons. Non-U.S. persons may be permitted to invest in the Fund subject to the satisfaction of enhanced due diligence. Please contact the Adviser for more information.

HOW TO PURCHASE FUND SHARES

You may buy shares through accounts with investment professionals and financial institutions that are authorized to place trades in Fund shares for their customers. If you invest through an authorized institution, you will have to follow its procedures, which may be different from the procedures for investing directly. Your investment professional or institution may charge a fee for its services, in addition to the fees charged by the Fund. You will also generally have to address your correspondence or questions regarding the Fund to your institution.

GENERAL INFORMATION

You may purchase shares on any day that Hancock Bank and either the New York Stock Exchange (the "NYSE") or the Federal Reserve are open for business (a "Business Day").

The price per share (the offering price) will be the net asset value per share ("NAV") next determined after the Fund receives your purchase order in proper form. "Proper form" means that the Fund was provided a complete and signed account application, including the investor's social security number, tax identification number, and other identification required by law or regulation.

The Fund calculates its NAV once each Business Day as of 12:00 p.m., Eastern Time. So, for you to be eligible to receive dividends declared on the day you submit your purchase order, the Fund must receive your order and federal funds (readily available funds) in proper form before 12:00 p.m., Eastern Time. If the NYSE closes early - such as on days in advance of certain holidays - the Fund reserves the right to calculate NAV as of the earlier closing time. The Fund will not accept orders that request a particular day or price for the transaction or any other special conditions.

HOW THE FUND CALCULATES NAV

NAV for one Fund share is the value of that share's portion of the net assets of the Fund.

The Fund generally calculates its NAV using the amortized cost method of valuation, to account for any premiums or discounts above or below the face value of any securities that it buys, which is described in detail in the SAI. If it is determined that this method is unreliable during certain market conditions or for other reasons, fair value prices for the Fund's securities may be determined in good faith using procedures approved by the Board of Trustees. The Fund's NAV will normally be at $1.00 per share.

MINIMUM PURCHASES

Hancock Bank may require cash management account customers to maintain minimum banking account levels in order to participate in the cash management account program. The minimum levels are subject to the terms of your cash management account agreement with Hancock Bank. In general, however, if your banking account falls below the minimum amount, your shares in the Fund may be redeemed or you may be charged additional fees.

HOW TO SELL YOUR FUND SHARES

Shareholders may sell shares by following procedures established when they opened their account or accounts. If you have questions, call 1-800-738-2625, extension 77966.

The sale price of each share will be the NAV next determined after the Fund receives your request.

RECEIVING YOUR MONEY

Normally, the Fund will send your sale proceeds within seven Business Days after the Fund receives your request. Your proceeds can be wired to your bank account or sent to you by check. IF YOU RECENTLY PURCHASED YOUR SHARES BY CHECK OR THROUGH AUTOMATED CLEARING HOUSE ("ACH"), REDEMPTION PROCEEDS MAY NOT BE AVAILABLE UNTIL YOUR CHECK HAS CLEARED OR THE ACH TRANSACTION HAS BEEN COMPLETED (WHICH MAY TAKE UP TO 15 DAYS FROM YOUR DATE OF PURCHASE).

REDEMPTIONS IN KIND

The Fund generally pays sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise or for the protection of the Fund's remaining shareholders the Fund may pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were, you would have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption. In addition, you would continue to be subject to the risks of any market fluctuation in the value of the securities you receive in kind until they are sold.

INVOLUNTARY SALES OF SHARES

If an investor's account balance drops below the minimum level required by your cash management account agreement with Hancock Bank because of redemptions, you may be required to sell your shares. The Fund will generally provide at least 60 days' written notice to allow you sufficient time to add to your account and avoid the involuntary redemption of shares.

SUSPENSION OF RIGHT TO SELL SHARES

The Fund may suspend your right to sell your shares during times when trading on the NYSE is restricted or halted, or otherwise as permitted by the U.S. Securities and Exchange Commission (the "SEC"). More information about this is in the Fund's SAI.

OTHER POLICIES

EXCESSIVE TRADING POLICIES AND PROCEDURES

The Fund is a money market fund and seeks to provide a high degree of liquidity, current income and a stable net asset value of $1.00 per share. The Fund is designed to serve as a short-term cash equivalent investment for shareholders and, therefore, expects shareholders to engage in frequent purchases and redemptions. Because of the inherently liquid nature of the Fund's investments, and money market instruments in general, and the Fund's intended purpose to serve as a short-term investment vehicle for shareholders, the Fund's Adviser has informed the Board that it believes that it would not be in shareholders' best interests to place any limitations on the frequency of shareholder purchases and redemptions into and out of the Fund. As a result, the Board has not adopted a Fund policy and procedures with respect to frequent purchases and redemptions of Fund shares.

Financial intermediaries (such as investment advisers and broker-dealers) often establish omnibus accounts in the Fund for their customers through which transactions are placed. In accordance with Rule 22c-2 under the 1940 Act, the Fund has entered into information sharing agreements with certain financial intermediaries. Under these agreements, a financial intermediary is obligated to: (1) enforce during the term of the agreement, the Fund's market-timing policy; (2) furnish the Fund, upon its request, with information regarding customer trading activities in shares of the Fund; and (3) enforce the Fund's market-timing policy with respect to customers identified by the Fund as having engaged in market timing. When information regarding transactions in the Fund's shares is requested by the Fund and such information is in the possession of a person that is itself a financial intermediary to a financial intermediary (an "indirect intermediary"), any financial intermediary with whom the Fund has an information sharing agreement is obligated to obtain transaction information from the indirect intermediary or, if directed by the Fund, to restrict or prohibit the indirect intermediary from purchasing shares of the Fund on behalf of other persons. Please contact your financial intermediary for more information.

CUSTOMER IDENTIFICATION AND VERIFICATION

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

What this means to you: When you open an account, the Fund will ask your name, address, date of birth, or for institutional investors, certain corporate information, and other information that will allow the Fund to identify you. This information is subject to verification to ensure the identity of all persons opening a mutual fund account.

The Fund is required by law to reject your new account application if the required identifying information is not provided.

In certain instances, the Fund is required to collect documents to fulfill its legal obligation. Documents provided in connection with your application will be used solely to establish and verify a customer's identity.

Attempts to collect the missing information required on the application will be performed by either contacting you or, if applicable, your broker. If this information cannot be obtained within a reasonable timeframe established in the sole discretion of the Fund, your application will be rejected.

Upon receipt of your application in proper form (or upon receipt of all identifying information required on the application), your investment will be received and your order will be processed at the NAV next determined.

The Fund reserves the right to close or liquidate your account at the NAV next-determined and remit proceeds to you via check if it is unable to verify your identity. Attempts to verify your identity will be performed within a reasonable timeframe established in the sole discretion of the Fund. Further, the Fund reserves the right to hold your proceeds until your original check clears the bank, which may take up to 15 days from the date of purchase. In such an instance, you may be subject to a gain or loss on Fund shares and will be subject to corresponding tax implications.

ANTI-MONEY LAUNDERING PROGRAM

Customer identification and verification is part of the Fund's overall obligation to deter money laundering under federal law. The Fund has adopted an Anti-Money Laundering Compliance Program designed to prevent the Fund from being used for money laundering or the financing of terrorist activities. In this regard, the Fund reserves the right to: (i) refuse, cancel or rescind any purchase or exchange order; (ii) freeze any account and/or suspend account services; or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Fund or in cases when the Fund is requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Fund is required to withhold such proceeds.

SHAREHOLDER SERVICING ARRANGEMENTS

The Fund may compensate financial intermediaries for providing a variety of services to shareholders. Financial intermediaries include affiliated or unaffiliated brokers, dealers, banks (including bank trust departments), trust companies, registered investment advisers, financial planners, retirement plan administrators, insurance companies, and any other institution having a service, administration, or any similar arrangement with the Fund, its service providers or their respective affiliates. This section and the following section briefly describe how financial intermediaries may be paid for providing these services.

The Fund generally pays financial intermediaries a fee that is based on the assets of the Fund that are attributable to investments by customers of the financial intermediary. The services for which financial intermediaries are compensated may include record-keeping, transaction processing for shareholders' accounts and other shareholder services. In addition to these payments, your financial intermediary may charge you account fees, transaction fees for buying or redeeming shares of the Fund, or other fees for servicing your account. Your financial intermediary should provide a schedule of its fees and services to you upon request.

The Fund has adopted a shareholder servicing plan that provides that the Fund may pay financial intermediaries for shareholder services in an annual amount not to exceed 0.25% based on average daily net assets. The Fund does not pay these service fees on shares purchased directly. In addition to payments made directly to financial intermediaries by the Fund, the Adviser or its affiliates may, at their own expense, pay financial intermediaries for these and other services to Fund shareholders, as described in the section below.

PAYMENTS TO FINANCIAL INTERMEDIARIES

From time to time, the Adviser and/or its affiliates, at their discretion, may make payments to certain affiliated or unaffiliated financial intermediaries to compensate them for the costs associated with distribution, marketing, administration and shareholder servicing support. These payments may be in addition to any Rule 12b-1 fees and/or shareholder servicing payments that are reflected in the fees and expenses listed in the fee table section of this prospectus. These payments are sometimes characterized as "revenue sharing" payments and are made out of the Adviser's and/or its affiliates' own legitimate profits or other resources, and are not paid by the Fund. A financial intermediary may provide these services with respect to Fund shares sold or held through programs such as retirement plans, qualified tuition programs, fund supermarkets, fee-based advisory or wrap fee programs, bank trust programs, and insurance (E.G., individual or group annuity) programs. In addition, financial intermediaries may receive payments for making shares of the Fund available to their customers or registered representatives, including providing the Fund with "shelf space," placing it on a preferred or recommended fund list, or promoting the Fund in certain sales programs that are sponsored by financial intermediaries. To the extent permitted by SEC and Financial Industry Regulatory Authority ("FINRA") rules and other applicable laws and regulations, the Adviser and/or its affiliates may pay or allow other promotional incentives or payments to financial intermediaries. For more information please see "Payments to Financial Intermediaries" in the Fund's SAI.

The level of payments to individual financial intermediaries varies in any given year and may be negotiated on the basis of sales of Fund shares, the amount of Fund assets serviced by the financial intermediary or the quality of the financial intermediary's relationship with the Adviser and/or its affiliates. These payments may be more or less than the payments received by the financial intermediaries from other mutual funds and may influence a financial intermediary to favor the sales of certain funds or share classes over others. In certain instances, the payments could be significant and may cause a conflict of interest for your financial intermediary. Any such payments will not change the net asset value or price of the Fund's shares. Please contact your financial intermediary for information about any payments it may receive in connection with the sale of Fund shares or the provision of services to Fund shareholders, as well as information about any fees and/or commissions it charges.

DIVIDENDS AND DISTRIBUTIONS

The Fund declares dividends daily and distributes its net investment income monthly. The Fund makes distributions of its net realized capital gains, if any, at least annually. Shareholders on the Fund's record date will be entitled to receive the distribution.

Dividends and distributions are paid in the form of additional Fund shares unless an election is made to receive payment in cash. To elect cash payment, a shareholder must notify the Fund, or the investment professional or institution, in writing prior to the date of the distribution. The election will be effective for dividends and distributions paid after receipt of the written notice. The election can be canceled by simply sending written notice to the Fund.

TAXES

INVESTORS SHOULD CONSULT A TAX ADVISOR REGARDING SPECIFIC QUESTIONS ABOUT FEDERAL, STATE, AND LOCAL INCOME TAXES. Below is a summary of some important tax issues that affect the Fund and its shareholders. This summary is based on current tax laws, which may change.

The Fund will distribute substantially all of its net investment income and net realized capital gains, if any, at least annually. The dividends and distributions investors receive may be subject to federal, state and local taxation, depending upon an investor's tax situation. The Fund's net investment income and net short-term capital gains are distributed as dividends and are taxable at ordinary income rates. Long-term capital gains distributions are generally taxable at the rates applicable to long-term capital gains, regardless of how long you have owned your shares. Distributions investors receive from the Fund may be taxable whether or not an investor reinvests them or elects to receive them in cash.

Some or all of the distributions from a mutual fund may be treated as "qualified dividend income," taxable to individuals at the maximum federal tax rate of 15% (5% for individuals in lower tax brackets). A distribution is treated as qualified dividend income to the extent that the Fund receives dividend income from taxable domestic corporations and certain qualified foreign corporations. Under current law, the lower tax rates applicable to qualified dividend income will not apply in taxable years beginning after December 31, 2010. Because the Fund does not expect to receive dividend income, you should not expect to receive any distributions that qualify as qualified dividend income.

Each sale or exchange of Fund shares may be a taxable event. Although the stable share price is not guaranteed, because the Fund expects to maintain a $1.00 NAV, you should not expect to realize any gain or loss on the sale of your Fund shares. For tax purposes, an exchange of Fund shares for shares of another Fund is the same as a sale. The gain or loss on the sale of Fund shares generally will be treated as short term capital gain or loss if you held the shares for 12 months or less or long term capital gain or loss, if you held the shares for longer.

The Fund intends to distribute primarily ordinary income. A significant amount of this income may consist of interest earned on U.S. government obligations. Many states grant tax-free status to dividends paid from interest earned on direct obligations of the U.S. government, subject to certain restrictions.

MORE INFORMATION ABOUT TAXES IS IN THE SAI.

FINANCIAL HIGHLIGHTS

The table that follows presents performance information about Institutional Sweep Class Shares of the Fund. This information is intended to help you understand the Fund's financial performance for the past five fiscal years. Some of this information reflects financial information for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and distributions.

The information provided below for the fiscal years ended January 31, 2007, January 31, 2008 and January 31, 2009 has been derived from the Fund's financial statements, which have been audited by _________________, independent registered public accounting firm of the Fund. The information for prior periods has been audited by predecessor independent registered public accounting firms. The financial statements and the unqualified opinion of Ernst & Young LLP are included in the Annual Report of the Fund, which is available upon request by calling the Fund at 1-800-738-2625, extension 77966.

For a Share Outstanding Throughout Each Year
For the Years Ended January 31,

----------------------------------------------------------------------------------------------------------------------
                    NET                    NET REALIZED
                   ASSET                       AND                        DIVIDENDS      DISTRIBUTIONS       TOTAL
                  VALUE,         NET        UNREALIZED     TOTAL FROM        FROM            FROM          DIVIDENDS
                 BEGINNING   INVESTMENT   GAINS (LOSSES)   INVESTMENT   NET INVESTMENT   NET REALIZED         AND
                  OF YEAR      INCOME     ON INVESTMENTS   OPERATIONS       INCOME           GAINS       DISTRIBUTIONS
----------------------------------------------------------------------------------------------------------------------
GOVERNMENT MONEY MARKET FUND (FORMERLY, THE TREASURY SECURITIES MONEY MARKET FUND)
INSTITUTIONAL SWEEP CLASS SHARES
----------------------------------------------------------------------------------------------------------------------
2009               $x.xx       $x.xx           $x.xx         $x.xx         $ x.xx            $x.xx          $  x.xx
----------------------------------------------------------------------------------------------------------------------
2008               $1.00       $0.04              --         $0.04         $(0.04)              --          $ (0.04)
----------------------------------------------------------------------------------------------------------------------
2007               $1.00       $0.04              --         $0.04         $(0.04)              --          $ (0.04)
----------------------------------------------------------------------------------------------------------------------
2006               $1.00       $0.02              --         $0.02         $(0.02)              --          $ (0.02)
----------------------------------------------------------------------------------------------------------------------
2005               $1.00       $0.01              --         $0.01         $(0.01)              --          $ (0.01)
----------------------------------------------------------------------------------------------------------------------
2004               $1.00          --(1)           --            --(1)          --(1)            --               --(1)
----------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
                                                             RATIO OF
                   NET                NET                    EXPENSES       RATIO OF
                  ASSET             ASSETS,     RATIO OF    TO AVERAGE   NET INVESTMENT
                 VALUE,               END       EXPENSES    NET ASSETS       INCOME       PORTFOLIO
                  END      TOTAL    OF YEAR    TO AVERAGE   (EXCLUDING     TO AVERAGE      TURNOVER
                 OF YEAR   RETURN    (000)     NET ASSETS    WAIVERS)      NET ASSETS        RATE
---------------------------------------------------------------------------------------------------
GOVERNMENT MONEY MARKET FUND (FORMERLY, THE TREASURY SECURITIES MONEY MARKET FUND)
INSTITUTIONAL SWEEP CLASS SHARES
---------------------------------------------------------------------------------------------------
2009              $x.xx     x.xx%   $   x.xx      x.xx%        x.xx%          x.xx%        x.xx%
---------------------------------------------------------------------------------------------------
2008              $1.00     3.84%   $ 95,701      0.83%        0.85%          3.81%         n/a
---------------------------------------------------------------------------------------------------
2007              $1.00     4.18%   $142,981      0.83%        0.89%          4.08%         n/a
---------------------------------------------------------------------------------------------------
2006              $1.00     2.42%   $142,571      0.83%        0.90%          2.42%         n/a
---------------------------------------------------------------------------------------------------
2005              $1.00     0.56%   $136,022      0.83%        0.89%          0.64%         n/a
---------------------------------------------------------------------------------------------------
2004              $1.00     0.22%   $ 48,082      0.83%        0.93%          0.23%         n/a
---------------------------------------------------------------------------------------------------

----------
(1)   Amount represents less than $0.01 per share.

Amounts designated as "--" are either $0 or have been rounded to $0.

                         HANCOCK HORIZON FAMILY OF FUNDS

INVESTMENT ADVISER

Horizon Advisers
One Hancock Plaza, 3rd Floor
P.O. Box 4019
Gulfport, Mississippi 39502

DISTRIBUTOR

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP

More information about the Fund is available, without charge, through the following:

STATEMENT OF ADDITIONAL INFORMATION (THE "SAI")

The SAI includes detailed information about the Hancock Horizon Family of Funds. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS

These reports contain information from the Fund's portfolio manager about strategies, and recent market conditions and trends and their impact on Fund performance. The reports also contain more information about the Fund's holdings and detailed financial information about the Fund.

TO OBTAIN AN SAI, ANNUAL OR SEMI-ANNUAL REPORT, OR MORE INFORMATION:

BY TELEPHONE:  Call 1-800-738-2625, extension 77966

BY MAIL:  Write to us at:
Hancock Horizon Funds
2600 Citiplace Drive, Suite 100
Baton Rouge, Louisiana 70808

BY INTERNET:  WWW.HANCOCKHORIZONFUNDS.COM

FROM THE SEC: You can also obtain the SAI or the Annual and Semi-Annual reports, as well as other information about The Advisors' Inner Circle Fund II, from the EDGAR Database on the SEC's website ("HTTP://WWW.SEC.GOV"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: U.S. Securities and Exchange Commission, Public Reference Section, Washington, DC 20549. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address:
PUBLICINFO@SEC.GOV.

The Advisors' Inner Circle Fund II's Investment Company Act registration number is 811-07102.

                                                                 HHF-PS-xxx-xxxx

                                   PROSPECTUS

                         HANCOCK HORIZON FAMILY OF FUNDS

                                  MAY 31, 2009

                          GOVERNMENT MONEY MARKET FUND
              (FORMERLY, THE TREASURY SECURITIES MONEY MARKET FUND)

                               TRUST CLASS SHARES

                                   ADVISED BY
                                HORIZON ADVISERS
                  (AN UNINCORPORATED DIVISION OF HANCOCK BANK)

   THE U.S. SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED
      THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY
              REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                       THE ADVISORS' INNER CIRCLE FUND II

                              ABOUT THIS PROSPECTUS

The Hancock Horizon Family of Funds is a mutual fund family that offers different classes of shares in separate investment portfolios that have individual investment goals and strategies. This prospectus contains important information about Trust Class Shares of the Government Money Market Fund (the "Fund") that investors should know before investing. Investors are advised to read this prospectus and keep it for future reference.

THIS PROSPECTUS HAS BEEN ARRANGED INTO DIFFERENT SECTIONS SO THAT YOU CAN EASILY REVIEW THIS IMPORTANT INFORMATION. FOR MORE DETAILED INFORMATION ABOUT THE FUND, PLEASE SEE:

                                                                     PAGE
   FUND SUMMARY...................................................   3
   PRINCIPAL INVESTMENT STRATEGY..................................   3
   PRINCIPAL RISKS................................................   4
   PERFORMANCE INFORMATION........................................   4
   FUND FEES AND EXPENSES.........................................   6
   MORE INFORMATION ABOUT RISK....................................   7
   MORE INFORMATION ABOUT FUND INVESTMENTS........................   7
   INFORMATION ABOUT PORTFOLIO HOLDINGS...........................   7
   INVESTMENT ADVISER.............................................   8
   PORTFOLIO MANAGER..............................................   8
   PURCHASING, SELLING AND EXCHANGING FUND SHARES.................   9
   OTHER POLICIES.................................................   11
   SHAREHOLDER SERVICING ARRANGEMENTS.............................   13
   PAYMENTS TO FINANCIAL INTERMEDIARIES...........................   13
   DIVIDENDS AND DISTRIBUTIONS....................................   14
   TAXES..........................................................   14
   FINANCIAL HIGHLIGHTS...........................................   16
   HOW TO OBTAIN MORE INFORMATION ABOUT THE
       HANCOCK HORIZON FAMILY OF FUNDS............................   Back Cover

GOVERNMENT MONEY MARKET FUND (FORMERLY, THE TREASURY SECURITIES MONEY MARKET
FUND)

FUND SUMMARY

--------------------------------------------------------------------------------
INVESTMENT GOAL                 Preserve principal value and maintain a high
                                degree of liquidity while providing current
                                income
--------------------------------------------------------------------------------
INVESTMENT FOCUS                Money market instruments issued or guaranteed by
                                the U.S. government or its agencies or
                                instrumentalities
--------------------------------------------------------------------------------
SHARE PRICE VOLATILITY          As a money market fund, the Fund seeks to
                                maintain a stable share price of $1.00
--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY   Under normal circumstances, invest at least 80%
                                of its assets in obligations issued or
                                guaranteed as to principal or interest by the
                                U.S. government or its agencies or
                                instrumentalities and repurchase agreements
                                secured by such instruments
--------------------------------------------------------------------------------
INVESTOR PROFILE                Conservative investors who want to receive
                                current income through a liquid investment
--------------------------------------------------------------------------------

PRINCIPAL INVESTMENT STRATEGY

Under normal circumstances, the Fund invests at least 80% of its assets in obligations issued or guaranteed as to principal or interest by the U.S. government or its agencies or instrumentalities, including obligations issued by private issuers that are guaranteed as to principal or interest by the U.S. government, its agencies or instrumentalities, and repurchase agreements secured by such instruments. This investment policy can be changed by the Fund upon 60 days' notice to shareholders. The securities in which the Fund invests may include those backed by the full faith and credit of the U.S. government and those that are neither insured nor guaranteed by the U.S. government.

The Fund is managed in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act"), which governs the operations of money market funds. Accordingly, the Fund will have an average dollar-weighted maturity of 90 days or less, and will only acquire securities that have a remaining maturity of 397 days (about 13 months) or less, at the time of purchase. Horizon Advisers (the "Adviser") actively adjusts the average maturity of the Fund in response to its outlook on the various economic factors which influence the market for short-term fixed income instruments and future interest rate predictions.

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY. In addition, although a money market fund seeks to keep a constant price per share of $1.00, you may lose money by investing in the Fund.

INTEREST RATE RISK - Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Accordingly, an investment in the Fund is subject to interest rate risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

CREDIT RISK - Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources. Thus, the Fund is subject to the risk that an issuer may be unable to pay interest and principal when due, and the value of a security may decline if the issuer defaults or if its credit quality deteriorates.

COUNTERPARTY RISK - The Fund may enter into repurchase agreements where a financial institution (a "counterparty") sells the Fund securities and agrees to repurchase them at an agreed-upon date and price. The Fund is subject to the risk that a counterparty could default and/or fail to honor the terms of its agreement.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from year to year and by comparing the Fund's average annual returns to the iMoneyNet, Inc. U.S. Treasury and Repo Average. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future. Prior to January 8, 2009, the Fund invested exclusively in, and from January 8, 2009 to March 8, 2009, the Fund invested at least 80% of its assets in, short-term money market instruments issued by the U.S. Treasury and backed by its full faith and credit, and repurchase agreements involving such obligations. As a result, the performance shown below for periods prior to March 8, 2009 may have differed had the Fund's current investment strategy been in effect during those periods.

This bar chart shows how the performance of the Fund's Trust Class Shares has varied from calendar year to calendar year.*

                          ---------------------
                          2001            3.36%
                          ---------------------
                          2002            1.11%
                          ---------------------
                          2003            0.50%
                          ---------------------
                          2004            0.72%
                          ---------------------
                          2005            2.52%
                          ---------------------
                          2006            4.33%
                          ---------------------
                          2007            4.27%
                          ---------------------
                          2008            x.xx%
                          ---------------------

                           -------------------------------
                           BEST QUARTER      WORST QUARTER
                           -------------------------------
                              X.XX%              X.XX%
                           -------------------------------
                            (XX/XX/XX)        (XX/XX/XX)
                           -------------------------------

* The performance information shown above is based on a calendar year. The Fund's performance from 1/1/09 to 3/31/09 was x.xx%.

Call 1-800-738-2625, extension 77966, for the Fund's current 7-day yield.

AVERAGE ANNUAL TOTAL RETURNS

THE FOLLOWING TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR TRUST CLASS SHARES FOR THE PERIODS ENDED DECEMBER 31, 2008 TO THOSE OF THE IMONEYNET, INC. U.S. TREASURY & REPO AVERAGE.

-----------------------------------------------------------------------------------------
                                                                         SINCE INCEPTION
GOVERNMENT MONEY MARKET FUND - TRUST CLASS SHARES     1 YEAR   5 YEARS    (MAY 31, 2000)
-----------------------------------------------------------------------------------------
FUND RETURNS                                          x.xx%     x.xx%         x.xx%
-----------------------------------------------------------------------------------------
IMONEYNET, INC. U.S. TREASURY & REPO AVERAGE          x.xx%     x.xx%         x.xx%
-----------------------------------------------------------------------------------------

SIMPLY SPEAKING...

WHAT IS AN AVERAGE?

An average is a composite of mutual funds with similar investment goals. You cannot invest directly in an average. The iMoneyNet, Inc. U.S. Treasury & Repo Average is a composite of mutual funds with investment goals similar to the Fund. iMoneyNet, Inc., formerly IBC Financial Data, is the leading provider of information on money market mutual funds. The number of funds in the iMoneyNet, Inc. U.S. Treasury & Repo Average varies.

FUND FEES AND EXPENSES

THE FOLLOWING TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD TRUST CLASS SHARES OF THE FUND.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

----------------------------------------------------------------
                                              TRUST CLASS SHARES
----------------------------------------------------------------
Investment Advisory Fees                             0.40%
----------------------------------------------------------------
Distribution (12b-1) Fees                            None
----------------------------------------------------------------
Other Expenses                                      x.xx%
                                                    ----
----------------------------------------------------------------
Total Annual Fund Operating Expenses                 x.xx%
----------------------------------------------------------------
Less Fee Waivers and Expense Reimbursements         (x.xx)
                                                     ----
----------------------------------------------------------------
Net Expenses*                                        x.xx%
----------------------------------------------------------------

--------------------------------------------------------------------------------
* The Adviser has contractually agreed to reduce its fees and reimburse expenses in order to keep Net Expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) from exceeding x.xx% of the Fund's average daily net assets of the Trust Class Shares until May 31, 2010.

For more information about Investment Advisory Fees, see "Investment Adviser."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of those periods. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, based on these assumptions, your approximate cost of investing $10,000 in Trust Class Shares of the Fund would be:

                   -------------------------------------------
                   1 YEAR     3 YEARS     5 YEARS     10 YEARS
                   -------------------------------------------
                    $xx         $xx         $xx         $xx
                   -------------------------------------------

MORE INFORMATION ABOUT RISK

The Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

The Fund has its own investment goal and strategies for reaching that goal. The Adviser invests Fund assets in a way that it believes will help the Fund achieve its objective. Still, investing in the Fund involves risk and there is no guarantee that the Fund will achieve its goal. The Adviser's judgments about the markets, the economy, interest rates, or companies may not anticipate actual market or interest rate movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job the Adviser does, you could lose money on your investment in the Fund, just as you could with other investments. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY.

FIXED INCOME RISK -- The market values of fixed income investments change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates.

MORE INFORMATION ABOUT FUND INVESTMENTS

The prospectus describes the Fund's primary strategies, and the Fund will normally invest in the types of securities described in this prospectus. In addition to the principal investments and strategies described in this prospectus, the Fund may invest in other securities, use other strategies, and engage in other investment practices. These investments and strategies are described in detail in the Fund's Statement of Additional Information and may include: (i) commercial paper and other short-term corporate obligations of U.S. and foreign issuers (including asset-backed securities); (ii) certificates of deposit, time deposits, bankers' acceptances, bank notes and other obligations of U.S. and foreign savings and loan institutions and commercial banks (including foreign branches of such banks) that meet certain asset requirements;
(iii) short-term obligations issued by state and local governments; (iv) obligations of foreign governments; and (v) fully-collateralized repurchase agreements.

INFORMATION ABOUT PORTFOLIO HOLDINGS

The Fund generally publishes a complete list of its portfolio holdings on a monthly basis, as of the end of the previous month. For example, the Fund's investments as of the end of January would ordinarily be published at the end of February. The Fund also publishes a list of its ten largest portfolio holdings, and the percentage of the Fund's assets that each of these holdings represents, on a monthly basis, ten (10) days after the end of the month. The portfolio information described above can be found on the internet at HTTP://SEI2FUNDS.SEIC.COM/HORIZON. The information will generally remain available until replaced by new portfolio holdings information as described above. The Fund's investment adviser may exclude any portion of the Fund's portfolio holdings from publication when deemed to be in the best interest of the Fund. Please consult the Fund's SAI for a full description of the policies and procedures that govern disclosure of the Fund's portfolio holdings.

INVESTMENT ADVISER

The Adviser makes investment decisions for the Fund and continuously reviews, supervises and administers the Fund's investment program. The Board of Trustees of the Trust (the "Board") supervises the Adviser and establishes policies that the Adviser must follow in its management activities.

Horizon Advisers, an unincorporated division of Hancock Bank, serves as the investment adviser to the Fund. Hancock Bank is headquartered in Gulfport, Mississippi and has provided banking, trust and financial services to individuals and businesses since 1899. As of March 31, 2009, the Adviser managed approximately $xx billion in assets while the Adviser and Hancock Bank managed approximately $xx billion in assets. For its services, the Adviser is entitled to a fee, which is calculated daily and paid monthly at an annual rate of 0.40% based on the average daily net assets of the Fund. For the fiscal year ended January 31, 2009, the Adviser received advisory fees (after reductions) from the Fund as a percentage of its average daily net assets of x.xx%.

The Adviser has contractually agreed to reduce its fees and reimburse expenses in order to keep Net Expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) from exceeding 0.58% of the Fund's average daily net assets of the Trust Class Shares until May 31, 2010.

A discussion regarding the basis for the Board's approval of the Fund's investment advisory agreement is available in the Fund's Semi-Annual Report to Shareholders dated July 31, 2008, which covers the period from February 1, 2008 to July 31, 2008.

PORTFOLIO MANAGER

Jeffery Tanguis serves as Director of Fixed Income of the Adviser and is responsible for the day-to-day management of the Fund. He is also responsible for the management of the Hancock Horizon Strategic Income Bond Fund, which is offered in a separate prospectus. Prior to joining Hancock Bank in 2005, Mr. Tanguis served as the Senior Fixed Income Manager at Hibernia National Bank from 1987 to 2005. He has more than 22 years of investment experience.

The SAI provides additional information about the portfolio manager's compensation, other accounts managed and ownership of Fund shares.

ADDITIONAL COMPENSATION

Hancock Bank and its affiliates may act as fiduciary or provide services in various non-fiduciary capacities with respect to plans subject to the Employee Retirement Income Security Act of 1974 ("ERISA") and other trust and agency accounts that invest in the Fund. Hancock Bank and its affiliates also may receive compensation for providing services to the Fund in cases where the compensation is not duplicative of the compensation those ERISA accounts pay for fiduciary and non-fiduciary services. Hancock Bank and its affiliates also may receive compensation in connection with the following:

CUSTODY SERVICES. Hancock Bank serves as custodian to the Fund, and for such services is paid an annual fee, payable from the Fund's assets, of 0.03% of the Fund's average daily net assets.

TRANSFER AGENCY SERVICES. Hancock Bank serves as the transfer agent and dividend disbursing agent for the Fund. For providing these services, Hancock Bank is paid an annual fee of $20,000 per class for the first ten classes and $17,500 per class for any additional classes.

PURCHASING, SELLING AND EXCHANGING FUND SHARES

This section tells you how to purchase, sell (sometimes called "redeem") and exchange Trust Class Shares of the Fund. The Fund offers Trust Class Shares only to investment professionals and financial institutions investing for their own or their customers' accounts.

The Fund does not generally accept investments by non-U.S. persons. Non-U.S. persons may be permitted to invest in the Fund subject to the satisfaction of enhanced due diligence. Please contact the Adviser for more information.

HOW TO PURCHASE FUND SHARES

You may purchase shares on any day that Hancock Bank and either the New York Stock Exchange (the "NYSE") or the Federal Reserve are open for business (a "Business Day").

The price per share (the offering price) will be the net asset value per share ("NAV") next determined after the Fund receives your purchase order in proper form. "Proper form" means that the Fund was provided a complete and signed account application, including the investor's social security number, tax identification number, and other identification required by law or regulation.

The Fund calculates its NAV once each Business Day as of 12:00 p.m., Eastern Time. For you to be eligible to receive dividends declared on the day you submit your purchase order, the Fund must receive your order and federal funds (readily available funds) in proper form before 12:00 p.m., Eastern Time. If the NYSE closes early - such as on days in advance of certain holidays - the Fund reserves the right to calculate NAV as of the earlier closing time. The Fund will not accept orders that request a particular day or price for the transaction or any other special conditions.

BUYING OR SELLING SHARES THROUGH A FINANCIAL INTERMEDIARY

You may buy or sell shares of the Fund through accounts with brokers and other institutions that are authorized to place trades in Fund shares for their customers ("authorized institutions"). When you purchase or sell Fund shares through certain authorized institutions (rather than directly from the Fund), you may have to transmit your purchase and sale requests to these authorized institutions at an earlier time for your transaction to become effective that day. This allows these authorized institutions time to process your requests and transmit them to the Fund. Your authorized institution is responsible for transmitting all purchase and redemption requests, investment information, documentation and money to the Fund on time.

Certain financial intermediaries, including certain broker-dealers and shareholder organizations, are authorized to accept purchase and redemption requests for Fund shares. These requests are executed at the NAV next determined after the intermediary receives the request if transmitted to the Fund in accordance with the Fund's procedures and applicable law. These authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis. If your financial intermediary fails to do so, it may be responsible for any resulting fees or losses.

If you deal directly with a financial intermediary or an authorized institution, you will have to follow their procedures for transacting with the Fund. For more information about how to purchase or sell Fund shares through a financial intermediary or an authorized institution, you should contact them directly. Investors may be charged a fee for purchase and/or redemption transactions effectuated through certain financial intermediaries and authorized institutions.

HOW THE FUND CALCULATES NAV

NAV for one Fund share is the value of that share's portion of the net assets of the Fund.

The Fund generally calculates its NAV using the amortized cost method of valuation, to account for any premiums or discounts above or below the face value of any securities that it buys, which is described in detail in the SAI. If it is determined that this method is unreliable during certain market conditions or for other reasons, fair value prices for the Fund's securities may be determined in good faith using procedures approved by the Board of Trustees. The Fund's NAV will normally be at $1.00 per share.

HOW TO SELL YOUR FUND SHARES

If you own your shares through an account with an investment professional or other institution, contact that investment professional or institution to sell your shares. Your investment professional or institution may charge a fee for its services, in addition to the fees charged by the Fund.

The sale price of each share will be the NAV next determined after the Fund receives your request.

RECEIVING YOUR MONEY

Normally, the Fund will send your sale proceeds within seven Business Days after the Fund receives your request. Your proceeds can be wired to your bank account or sent to you by check. IF YOU RECENTLY PURCHASED YOUR SHARES BY CHECK OR THROUGH AUTOMATED CLEARING HOUSE ("ACH"), REDEMPTION PROCEEDS MAY NOT BE AVAILABLE UNTIL YOUR CHECK HAS CLEARED OR THE ACH TRANSACTION HAS BEEN COMPLETED, WHICH MAY TAKE UP TO 15 DAYS FROM YOUR DATE OF PURCHASE.

REDEMPTIONS IN KIND

The Fund generally pays sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise or for the protection of the Fund's remaining shareholders the Fund may pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were, you would have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption. In addition, you would continue to be subject to the risks of any market fluctuation in the value of the securities you receive in kind until they are sold.

SUSPENSION OF RIGHT TO SELL SHARES

The Fund may suspend your right to sell your shares during times when trading on the NYSE is restricted or halted, or otherwise as permitted by the U.S. Securities and Exchange Commission (the "SEC"). More information about this is in the Fund's SAI.

HOW TO EXCHANGE YOUR SHARES

You may exchange Trust Class Shares of any Hancock Horizon Fund for Trust Class Shares of any other Hancock Horizon Fund. You may exchange shares on any Business Day through your financial institution by mail or telephone. Exchange requests must be for an amount of at least $1,000.

IF YOU RECENTLY PURCHASED SHARES BY CHECK OR THROUGH ACH, YOU MAY NOT BE ABLE TO EXCHANGE YOUR SHARES UNTIL YOUR CHECK HAS CLEARED OR THE ACH TRANSACTION HAS BEEN COMPLETED (WHICH MAY TAKE UP TO 15 DAYS FROM YOUR DATE OF PURCHASE). This exchange privilege may be changed or canceled at any time upon 30 days' notice.

When you exchange shares, you are really selling your shares and buying other Fund shares. So, your sale price and purchase price will be based on the NAV next calculated after the Fund receives your exchange request.

OTHER POLICIES

EXCESSIVE TRADING POLICIES AND PROCEDURES

The Fund is a money market fund and seeks to provide a high degree of liquidity, current income and a stable net asset value of $1.00 per share. The Fund is designed to serve as a short-term cash equivalent investment for shareholders and, therefore, expects shareholders to engage in frequent purchases and redemptions. Because of the inherently liquid nature of the Fund's investments, and money market instruments in general, and the Fund's intended purpose to serve as a short-term investment vehicle for shareholders, the Adviser has informed the Board that it believes that it would not be in shareholders' best interests to place any limitations on the frequency of shareholder purchases and redemptions into and out of the Fund. As a result, the Board has not adopted a Fund policy and procedures with respect to frequent purchases and redemptions of Fund shares.

Financial intermediaries (such as investment advisers and broker-dealers) often establish omnibus accounts in the Fund for their customers through which transactions are placed. In accordance with Rule 22c-2 under the 1940 Act, the Fund has entered into information sharing agreements with certain financial intermediaries. Under these agreements, a financial intermediary is obligated to: (1) enforce during the term of the agreement, the Fund's market-timing policy; (2) furnish the Fund, upon its request, with information regarding customer trading activities in shares of the Fund; and (3) enforce the Fund's market-timing policy with respect to customers identified by the Fund as having engaged in market timing. When information regarding transactions in the Fund's shares is requested by the Fund and such information is in the possession of a person that is itself a financial intermediary to a financial intermediary (an "indirect intermediary"), any financial intermediary with whom the Fund has an information sharing agreement is obligated to obtain transaction information from the indirect intermediary or, if directed by the Fund, to restrict or prohibit the indirect intermediary from purchasing shares of the Fund on behalf of other persons. Please contact your financial intermediary for more information.

CUSTOMER IDENTIFICATION AND VERIFICATION

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

What this means to you: When you open an account, the Fund will ask your name, address, date of birth, or for institutional investors, certain corporate information, and other information that will allow the Fund to identify you. This information is subject to verification to ensure the identity of all persons opening a mutual fund account.

The Fund is required by law to reject your new account application if the required identifying information is not provided.

In certain instances, the Fund is required to collect documents to fulfill its legal obligation. Documents provided in connection with your application will be used solely to establish and verify a customer's identity.

Attempts to collect the missing information required on the application will be performed by either contacting you or, if applicable, your broker. If this information cannot be obtained within a reasonable timeframe established in the sole discretion of the Fund, your application will be rejected.

Upon receipt of your application in proper form (or upon receipt of all identifying information required on the application), your investment will be received and your order will be processed at the NAV next determined.

The Fund reserves the right to close or liquidate your account at the NAV next-determined and remit proceeds to you via check if it is unable to verify your identity. Attempts to verify your identity will be performed within a reasonable timeframe established in the sole discretion of the Fund. Further, the Fund reserves the right to hold your proceeds until your original check clears the bank, which may take up to 15 days from the date of purchase. In such an instance, you may be subject to a gain or loss on Fund shares and will be subject to corresponding tax implications.

ANTI-MONEY LAUNDERING PROGRAM

Customer identification and verification is part of the Fund's overall obligation to deter money laundering under federal law. The Fund has adopted an Anti-Money Laundering Compliance Program designed to prevent the Fund from being used for money laundering or the financing of terrorist activities. In this regard, the Fund reserves the right to: (i) refuse, cancel or rescind any purchase or exchange order; (ii) freeze any account and/or suspend account services; or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Fund or in cases when the Fund is requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Fund is required to withhold such proceeds.

SHAREHOLDER SERVICING ARRANGEMENTS

The Fund may compensate financial intermediaries for providing a variety of services to shareholders. Financial intermediaries include affiliated or unaffiliated brokers, dealers, banks (including bank trust departments), trust companies, registered investment advisers, financial planners, retirement plan administrators, insurance companies, and any other institution having a service, administration, or any similar arrangement with the Fund, its service providers or their respective affiliates. This section and the following section briefly describe how financial intermediaries may be paid for providing these services.

The Fund generally pays financial intermediaries a fee that is based on the assets of the Fund that are attributable to investments by customers of the financial intermediary. The services for which financial intermediaries are compensated may include record-keeping, transaction processing for shareholders' accounts and other shareholder services. In addition to these payments, your financial intermediary may charge you account fees, transaction fees for buying or redeeming shares of the Fund, or other fees for servicing your account. Your financial intermediary should provide a schedule of its fees and services to you upon request. The Fund does not pay these service fees on shares purchased directly. In addition to payments made directly to financial intermediaries by the Fund, the Adviser or its affiliates may, at their own expense, pay financial intermediaries for these and other services to Fund shareholders, as described in the section below.

PAYMENTS TO FINANCIAL INTERMEDIARIES

From time to time, the Adviser and/or its affiliates, at their discretion, may make payments to certain affiliated or unaffiliated financial intermediaries to compensate them for the costs associated with distribution, marketing, administration and shareholder servicing support. These payments are sometimes characterized as "revenue sharing" payments and are made out of the Adviser's and/or its affiliates' own legitimate profits or other resources, and are not paid by the Fund. A financial intermediary may provide these services with respect to Fund shares sold or held through programs such as retirement plans, qualified tuition programs, fund supermarkets, fee-based advisory or wrap fee programs, bank trust programs, and insurance (E.G., individual or group annuity) programs. In addition, financial intermediaries may receive payments for making shares of the Fund available to their customers or registered representatives, including providing the Fund with "shelf space," placing it on a preferred or recommended fund list, or promoting the Fund in certain sales programs that are sponsored by financial intermediaries. To the extent permitted by SEC and Financial Industry Regulatory Authority ("FINRA") rules and other applicable laws and regulations, the Adviser and/or its affiliates may pay or allow other promotional incentives or payments to financial intermediaries. For more information please see "Payments to Financial Intermediaries" in the Fund's SAI.

The level of payments to individual financial intermediaries varies in any given year and may be negotiated on the basis of sales of Fund shares, the amount of Fund assets serviced by the financial intermediary or the quality of the financial intermediary's relationship with the Adviser and/or its affiliates. These payments may be more or less than the payments received by the financial intermediaries from other mutual funds and may influence a financial intermediary to favor the sales of certain funds or share classes over others. In certain instances, the payments could be significant and may cause a conflict of interest for your financial intermediary. Any such payments will not change the net asset value or price of the Fund's shares. Please contact your financial intermediary for information about any payments it may receive in connection with the sale of Fund shares or the provision of services to Fund shareholders, as well as information about any fees and/or commissions it charges.

DIVIDENDS AND DISTRIBUTIONS

The Fund declares dividends daily and distributes its net investment income monthly. The Fund makes distributions of its net realized capital gains, if any, at least annually. Shareholders on the Fund's record date, you will be entitled to receive the distribution.

Dividends and distributions are paid in the form of additional Fund shares unless an election is made to receive payment in cash. To elect cash payment, a shareholder must notify the Fund, or the investment professional or institution, in writing prior to the date of the distribution. The election will be effective for dividends and distributions paid after receipt of the written notice. The election can be canceled by simply sending written notice to the Fund.

TAXES

INVESTORS SHOULD CONSULT A TAX ADVISOR REGARDING SPECIFIC QUESTIONS ABOUT FEDERAL, STATE, AND LOCAL INCOME TAXES. Below is a summary of some important tax issues that affect the Fund and its shareholders. This summary is based on current tax laws, which may change.

The Fund will distribute substantially all of its net investment income and net realized capital gains, if any, at least annually. The dividends and distributions investors receive may be subject to federal, state and local taxation, depending upon an investor's tax situation. The Fund's net investment income and short-term capital gains are distributed as dividends and are taxable at ordinary income rates. Long-term capital gains distributions are generally taxable at the rates applicable to long-term capital gains, regardless of how long you have owned your shares. Distributions investors receive from the Fund may be taxable whether or not an investor reinvests them or elects to receive them in cash.

Some or all of the distributions from a mutual fund may be treated as "qualified dividend income," taxable to individuals at the maximum federal tax rate of 15% (5% for individuals in lower tax brackets). A distribution is treated as qualified dividend income to the extent that the Fund receives dividend income from taxable domestic corporations and certain qualified foreign corporations. Under current law, the lower tax rates applicable to qualified dividend income will not apply in taxable years beginning after December 31, 2010. Because the Fund does not expect to receive dividend income, you should not expect to receive any distributions that qualify as qualified dividend income.

Each sale or exchange of Fund shares may be a taxable event. Although the stable share price is not guaranteed, because the Fund expects to maintain a $1.00 NAV, you should not expect to realize any gain or loss on the sale of your Fund shares. For tax purposes, an exchange of Fund shares for shares of another Fund is the same as a sale. The gain or loss on the sale or exchange of Fund shares generally will be treated as short term capital gain or loss if you held the shares for 12 months or less or long term capital gain or loss, if you held the shares for longer.

The Fund intends to distribute primarily ordinary income. A significant amount of this income may consist of interest earned on U.S. government obligations. Many states grant tax-free status to dividends paid from interest earned on direct obligations of the U.S. government, subject to certain restrictions.

MORE INFORMATION ABOUT TAXES IS IN THE SAI.

FINANCIAL HIGHLIGHTS

The table that follows presents performance information about Trust Class Shares of the Fund. This information is intended to help you understand the Fund's financial performance for the past five fiscal years. Some of this information reflects financial information for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and distributions.

The information provided below for the fiscal years ended January 31, 2007, January 31, 2008 and January 31, 2009 has been derived from the Fund's financial statements, which have been audited by _________________, independent registered public accounting firm of the Fund. The information for prior periods has been audited by predecessor independent registered public accounting firms. The financial statements and the unqualified opinion of Ernst & Young LLP are included in the Annual Report of the Fund, which is available upon request by calling the Fund at 1-800-738-2625, extension 77966.

For a Share Outstanding Throughout Each Year
For the Years Ended January 31,

-------------------------------------------------------------------------------------------------------------------
                    NET                    NET REALIZED                  DIVIDENDS
                   ASSET                       AND                         FROM       DISTRIBUTIONS       TOTAL
                  VALUE,         NET        UNREALIZED     TOTAL FROM      NET          FROM NET        DIVIDENDS
                 BEGINNING   INVESTMENT   GAINS (LOSSES)   INVESTMENT   INVESTMENT      REALIZED           AND
                  OF YEAR      INCOME     ON INVESTMENTS   OPERATIONS     INCOME          GAINS       DISTRIBUTIONS
-------------------------------------------------------------------------------------------------------------------
GOVERNMENT MONEY MARKET FUND (FORMERLY, THE TREASURY SECURITIES MONEY MARKET FUND)
TRUST CLASS SHARES
--------------------------------------------------------------------------------------------------------------------
2009               $x.xx       $x.xx           $x.xx         $x.xx        $ x.xx           $x.xx          $  x.xx
--------------------------------------------------------------------------------------------------------------------
2008               $1.00       $0.04              --         $0.04        $(0.04)             --          $ (0.04)
--------------------------------------------------------------------------------------------------------------------
2007               $1.00       $0.04              --         $0.04        $(0.04)             --          $ (0.04)
--------------------------------------------------------------------------------------------------------------------
2006               $1.00       $0.03              --         $0.03        $(0.03)             --          $ (0.03)
--------------------------------------------------------------------------------------------------------------------
2005               $1.00       $0.01              --         $0.01        $(0.01)             --          $ (0.01)
--------------------------------------------------------------------------------------------------------------------
2004               $1.00          --(1)           --            --(1)         --(1)           --               --(1)
--------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
                                                             RATIO OF
                   NET                NET                    EXPENSES       RATIO OF
                  ASSET             ASSETS,     RATIO OF    TO AVERAGE   NET INVESTMENT
                 VALUE,               END       EXPENSES    NET ASSETS       INCOME       PORTFOLIO
                   END     TOTAL    OF YEAR    TO AVERAGE   (EXCLUDING     TO AVERAGE      TURNOVER
                 OF YEAR   RETURN    (000)     NET ASSETS    WAIVERS)      NET ASSETS        RATE
---------------------------------------------------------------------------------------------------
GOVERNMENT MONEY MARKET FUND (FORMERLY, THE TREASURY SECURITIES MONEY MARKET FUND)
TRUST CLASS SHARES
---------------------------------------------------------------------------------------------------
2009              $x.xx     x.xx%   $   x.xx      x.xx%        x.xx%         x.xx%          x.xx%
---------------------------------------------------------------------------------------------------
2008              $1.00     4.10%   $156,059      0.58%        0.59%         4.07%           n/a
---------------------------------------------------------------------------------------------------
2007              $1.00     4.44%   $171,440      0.58%        0.64%         4.37%           n/a
---------------------------------------------------------------------------------------------------
2006              $1.00     2.68%   $138,982      0.58%        0.65%         2.68%           n/a
---------------------------------------------------------------------------------------------------
2005              $1.00     0.82%   $165,510      0.58%        0.64%         0.85%           n/a
---------------------------------------------------------------------------------------------------
2004              $1.00     0.47%   $ 79,867      0.58%        0.68%         0.48%           n/a
---------------------------------------------------------------------------------------------------

----------
(1)   Amounts represent less than $0.01 per share.

Amounts designated as "--" are either $0 or have been rounded to $0.

                         HANCOCK HORIZON FAMILY OF FUNDS

INVESTMENT ADVISER

Horizon Advisers
One Hancock Plaza, 3rd Floor
P.O. Box 4019
Gulfport, Mississippi 39502

DISTRIBUTOR

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP

More information about the Fund is available, without charge, through the following:

STATEMENT OF ADDITIONAL INFORMATION (THE "SAI")

The SAI includes detailed information about the Hancock Horizon Family of Funds. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS

These reports contain information from the Fund's portfolio manager about strategies, and recent market conditions and trends and their impact on Fund performance. The reports also contain more information about the Fund's holdings and detailed financial information about the Fund.

TO OBTAIN AN SAI, ANNUAL OR SEMI-ANNUAL REPORT, OR MORE INFORMATION:

BY TELEPHONE:  Call 1-800-738-2625, extension 77966

BY MAIL:  Write to us at:
Hancock Horizon Funds
2600 Citiplace Drive, Suite 100
Baton Rouge, Louisiana 70808

BY INTERNET:  WWW.HANCOCKHORIZONFUNDS.COM

FROM THE SEC: You can also obtain the SAI or the Annual and Semi-Annual reports, as well as other information about The Advisors' Inner Circle Fund II, from the EDGAR Database on the SEC's website ("HTTP://WWW.SEC.GOV"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: U.S. Securities and Exchange Commission, Public Reference Section, Washington, DC 20549. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address:
PUBLICINFO@SEC.GOV.

The Advisors' Inner Circle Fund II's Investment Company Act registration number is 811-07102.

                                                                 HHF-PS-xxx-xxxx

                       STATEMENT OF ADDITIONAL INFORMATION

                       THE ADVISORS' INNER CIRCLE FUND II
                                  MAY 31, 2009

                               INVESTMENT ADVISER:
                                HORIZON ADVISERS
                                 (THE "ADVISER")

This Statement of Additional Information ("SAI") is not a prospectus. It is intended to provide additional information regarding the activities and operations of The Advisors' Inner Circle Fund II (the "Trust") and should be read in conjunction with the Funds' prospectuses, each dated May 31, 2009. This SAI relates to the following series of the Trust (each, a "Fund" and collectively, the "Funds"):

      HANCOCK HORIZON GOVERNMENT MONEY MARKET FUND (FORMERLY, THE TREASURY
                          SECURITIES MONEY MARKET FUND)
                   HANCOCK HORIZON STRATEGIC INCOME BOND FUND
                           HANCOCK HORIZON VALUE FUND
                           HANCOCK HORIZON GROWTH FUND
                 HANCOCK HORIZON DIVERSIFIED INTERNATIONAL FUND
                  HANCOCK HORIZON QUANTITATIVE LONG/SHORT FUND
                         HANCOCK HORIZON BURKENROAD FUND

This SAI is incorporated by reference into the Funds' prospectuses. The financial statements for each Fund for the fiscal year ended January 31, 2009, including notes thereto and the report of __________________ thereon, are herein incorporated by reference into and deemed to be part of this SAI. A copy of the 2009 Annual Report to Shareholders must accompany the delivery of this SAI. Any Fund's prospectus may be obtained by calling toll-free 1-800-259-1926.

                                TABLE OF CONTENTS

THE FUNDS AND THE TRUST...................................................    1
INVESTMENT OBJECTIVES AND POLICIES OF THE FUNDS...........................    2
DESCRIPTION OF PERMITTED INVESTMENTS AND RISK FACTORS.....................    8
INVESTMENT LIMITATIONS....................................................   22
THE ADVISER, TRANSFER AGENT AND CUSTODIANS................................   26
THE PORTFOLIO MANAGERS....................................................   29
THE ADMINISTRATOR.........................................................   30
THE DISTRIBUTOR...........................................................   31
PAYMENTS TO FINANCIAL INTERMEDIARIES......................................   33
SHAREHOLDER SERVICES .....................................................   34
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.............................   34
LEGAL COUNSEL.............................................................   34
TRUSTEES AND OFFICERS OF THE TRUST........................................   34
PURCHASING SHARES.........................................................   40
REDEEMING SHARES..........................................................   40
DETERMINATION OF NET ASSET VALUE..........................................   40
TAXES    .................................................................   41
FUND TRANSACTIONS.........................................................   44
PORTFOLIO HOLIDNGS........................................................   47

                                TABLE OF CONTENTS
                                   (CONTINUED)

                                                                            PAGE
DESCRIPTION OF SHARES.....................................................   48
SHAREHOLDER LIABILITY.....................................................   48
LIMITATION OF TRUSTEES' LIABILITY.........................................   49
CODES OF ETHICS...........................................................   49
PROXY VOTING..............................................................   49
5% AND 25% SHAREHOLDERS...................................................   49
APPENDIX A - DESCRIPTION OF RATINGS.......................................  A-1
APPENDIX B - PROXY VOTING POLICIES AND PROCEDURES.........................  B-2

May 31, 2009                                           HHF-SX-xxx-xxx

THE FUNDS AND THE TRUST

GENERAL. Each Fund is a separate series of the Trust. The Trust is an open-end investment management company established under Massachusetts law as a Massachusetts voluntary association (commonly known as a business trust) under a Declaration of Trust dated July 24, 1992, as amended and restated as of February 18, 2004 and August 10, 2004. Prior to August 10, 2004, the Trust's name was The Arbor Fund. The Declaration of Trust permits the Trust to offer separate series ("funds") of shares of beneficial interest ("shares"). The Trust reserves the right to create and issue shares of additional funds. Each fund is a separate mutual fund, and each share of each fund represents an equal proportionate interest in that fund. All consideration received by the Trust for shares of any fund and all assets of such fund belong solely to that fund and would be subject to liabilities related thereto. Each fund pays its (i) operating expenses, including fees of its service providers, expenses of preparing prospectuses, proxy solicitation material and reports to shareholders, costs of custodial services and registering its shares under federal and state securities laws, pricing and insurance expenses, brokerage costs, interest charges, taxes and organization expenses; and (ii) pro rata share of the Fund's other expenses, including audit and legal expenses. Expenses attributable to a specific fund shall be payable solely out of the assets of that fund. Expenses not attributable to a specific fund are allocated across all of the funds on the basis of relative net assets. The other funds of the Trust are described in one or more separate Statements of Additional Information.

DESCRIPTION OF MULTIPLE CLASSES OF SHARES. The Trust is authorized to offer shares of the Funds in some or all of the following classes: Institutional Class Shares, Institutional Sweep Class Shares, Trust Class Shares, Class A Shares, Class C Shares and Class D Shares. The different classes provide for variations in certain distribution and shareholder servicing expenses and in the minimum initial investment requirements. Minimum investment requirements and investor eligibility are described in the prospectuses. For more information on shareholder servicing and distribution expenses, see the "Distributor" and "Shareholder Services." The Funds are currently offered in the following classes of shares:

      --------------------------------------------------------------------
                           FUNDS                       CLASSES
      --------------------------------------------------------------------
      Government Money Market Fund           Trust/Institutional Sweep/A
      --------------------------------------------------------------------
      Strategic Income Bond Fund                      Trust/A/C
      --------------------------------------------------------------------
      Value Fund                                      Trust/A/C
      --------------------------------------------------------------------
      Growth Fund                                     Trust/A/C
      --------------------------------------------------------------------
      Diversified International Fund                  Trust/A/C
      --------------------------------------------------------------------
      Quantitative Long/Short Fund                    Trust/A/C
      --------------------------------------------------------------------
      Burkenroad Fund                                    A/D
      --------------------------------------------------------------------

Each Fund is diversified, as that term is defined in the Investment Company Act of 1940, as amended (the "1940 Act"). Each share of each Fund represents an equal proportionate interest in that Fund. SEE "Description of Shares."

VOTING RIGHTS. Each shareholder of record is entitled to one vote for each share held on the record date for the meeting. Each Fund will vote separately on matters relating solely to it. As a Massachusetts voluntary association, the Trust is not required, and does not intend, to hold annual meetings of shareholders. Approval of shareholders will be sought, however, for certain changes in the operation of the Trust and for the election of trustees under certain circumstances. Under the Declaration of Trust, the trustees have the power to liquidate each Fund without shareholder approval. While the trustees have no present intention of exercising this power, they may do so if a Fund fails to reach a viable size within a reasonable amount of time or for such other reasons as may be determined by the Board of Trustees (each, a "Trustee" and collectively, the "Board").

In addition, a Trustee may be removed by the remaining Trustees or by shareholders at a special meeting called upon written request of shareholders owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the shareholders requesting the meeting.

INVESTMENT OBJECTIVES AND POLICIES OF THE FUNDS

Each Fund's respective investment objectives and principal investment strategies are described in the prospectuses. The following information supplements, and should be read in conjunction with, the prospectuses. For a description of certain permitted investments discussed below, SEE "Description of Permitted Investments and Risk Factors" in this SAI.

GOVERNMENT MONEY MARKET FUND
----------------------------

The Fund's investment objective is to preserve principal value and maintain a high degree of liquidity while providing current income. This goal is fundamental and cannot be changed without the consent of shareholders. There can be no assurance that the Fund will be able to achieve its investment objective.

Under normal circumstances, the Fund invests at least 80% of its assets in obligations issued or guaranteed as to principal or interest by the U.S. government or its agencies or instrumentalities, including obligations issued by private issuers that are guaranteed as to principal or interest by the U.S. government, its agencies or instrumentalities, and repurchase agreements secured by such instruments. This investment policy can be changed by the Fund upon 60 days' notice to shareholders. The securities in which the Fund invests may include those backed by the full faith and credit of the U.S. government and those that are neither insured nor guaranteed by the U.S. government.

In addition, the Fund may invest in other securities, use other strategies, and engage in other investment practices. These investments and strategies are described in detail in "Description of Permitted Investments and Risk Factors" sections of this SAI Information and may include: (i) commercial paper and other short-term corporate obligations of U.S. and foreign issuers (including asset-backed securities); (ii) certificates of deposit, time deposits, bankers' acceptances, bank notes and other obligations of U.S. and foreign savings and loan institutions and commercial banks (including foreign branches of such banks) that meet certain asset requirements; (iii) short-term obligations issued by state and local governments; (iv) obligations of foreign governments; and (v) fully-collateralized repurchase agreements.

The Fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the operations of money market funds. Accordingly, the Fund will have an average dollar-weighted maturity of 90 days or less, and will only acquire securities that have a remaining maturity of 397 days (about 13 months) or less, at the time of purchase. Horizon Advisers (the "Adviser") actively adjusts the average maturity of the Fund in response to its outlook on various economic factors which influence the market for short-term fixed income instruments and future interest rate predictions.

The Fund will use its best efforts to maintain a constant net asset value of $1.00 per share. Although the Fund seeks to maintain a constant net asset value of $1.00 per share, it is possible to lose money by investing in the Fund. The Fund is classified as a "diversified" investment company under the 1940 Act.

For additional information regarding the permitted investments and investment practices discussed above and the associated risks, SEE "Description of Permitted Investments and Risk Factors."

STRATEGIC INCOME BOND FUND
--------------------------

The Strategic Income Bond Fund seeks to provide total return through current income and capital appreciation, consistent with the preservation of capital. This goal is fundamental and cannot be changed without the consent of shareholders. There can be no assurance that the Fund will be able to achieve its investment objective.

Under normal circumstances, the Fund invests at least 80% of its net assets in:
(i) fixed income obligations issued by the U.S. Treasury; (ii) fixed income obligations issued by U.S. government agencies; (iii) mortgage-backed securities; and (iv) U.S. corporate debt that is rated investment grade or higher, I.E., rated in one of the four highest rating categories by an NRSRO, at the time of purchase, or, if not rated, determined to be of comparable quality by the Adviser. Additional fixed income securities in which the Fund may invest consist of: (i) privately issued mortgage-backed securities; (ii) obligations issued by the Canadian government; (iii) asset-backed securities; (iv) guaranteed investment contracts ("GICs"); (v) bank investment contracts ("BICs"); (vi) zero coupon obligations; (vii) floating or variable rate instruments; (viii) money market securities; (ix) convertible securities; (x) restricted securities; (xi) collateralized mortgage-backed securities ("CMOs"); and (xii) other investment companies. This investment policy may be changed by the Fund upon at least 60 days' written notice to shareholders. The Fund may enter into repurchase agreements with respect to any of the foregoing and purchase securities subject to swaps, caps, floors and collars.

Although not primary strategies employed by the Adviser in managing the Fund, the Fund may engage in a number of investment practices in order to meet its investment objectives. In this regard, the Fund may invest in variable and floating rate obligations, enter into forward commitments, purchase securities on a when-issued basis and sell securities short against the box. The Fund may also purchase put and call options and write covered call options on fixed income and equity securities, and may enter into futures contracts (including index futures contracts), purchase options on futures contracts, and lend its securities.

Normally, the Fund will maintain a dollar-weighted average portfolio maturity of five to fifteen years. There are no restrictions on the maturity of any single instrument.

For additional information regarding the permitted investments and investment practices discussed above and the associated risks, SEE "Description of Permitted Investments and Risk Factors."

VALUE FUND
----------

The Value Fund seeks to provide long-term capital appreciation with a secondary goal of current income. This goal is fundamental and cannot be changed without the consent of shareholders. There can be no assurance that the Fund will be able to achieve its investment objective.

Under normal circumstances, the Fund will invest primarily (at least 80% of its net assets) in U.S. common stocks. The Fund may also purchase the following equity securities: warrants; rights to purchase common stocks; debt securities convertible to common stocks; and preferred stocks. The Fund generally will invest in companies with equity market capitalizations in excess of $2 billion that the Adviser believes have a low current valuation relative to various measures of intrinsic value and potential for capital appreciation based on the soundness of the issuer and the company's relative value based on an analysis of various fundamental financial characteristics, including earnings yield, book value, cash flow, anticipated future growth of dividends and earnings estimates. Although capital appreciation is the primary purpose for investing in a security, the Fund will focus on companies that pay current dividends. The Fund may invest in equity securities of foreign issuers traded in the United States, including American Depositary Receipts ("ADRs"). The Fund may invest to a limited extent (less than 5% of its assets) in real estate investment trusts ("REITs"). The Fund also may invest in money market securities for liquidity purposes.

Although not primary strategies employed by the Adviser in managing the Fund, the Fund may engage in a number of investment practices in order to meet its investment objectives. In this regard, the Fund may invest in variable and floating rate obligations, enter into forward commitments, purchase securities on a when-issued basis and sell securities short against the box. The Fund may also purchase put and call options and write covered call options on fixed income and equity securities, and may enter into futures contracts (including index futures contracts), purchase options on futures contracts, and lend its securities.

For additional information regarding the permitted investments and investment practices discussed above and the associated risks, SEE "Description of Permitted Investments and Risk Factors."

GROWTH FUND
-----------

The Growth Fund's investment objective is long-term capital appreciation. This goal is fundamental and cannot be changed without the consent of shareholders. There can be no assurance that the Fund will be able to achieve its investment objective.

Under normal circumstances, the Fund will invest primarily (at least 80% of its net assets) in U.S. common stocks. The Fund may also purchase the following equity securities: purchase warrants; rights to purchase common stocks; debt securities convertible to common stocks; and preferred stocks. The Fund generally will invest in companies with equity market capitalizations in excess of $2 billion whose sales and earnings are expected to grow at an above average rate of return. The Adviser employs a quantitative method of analysis in its investment decision making to choose companies whose sales and earnings are expected to grow at an above average rate. The Adviser's quantitative model screens companies primarily, but not exclusively, in the Russell 1000 Growth Index and assigns weightings to the following quantitative factors: 50% weighting to "earnings block" factors (such as earnings surprise or estimate revision), 30% weighting to "momentum block" factors (such as relative price strength or return on equity momentum), and 20% weighting to "valuation block" factors (such as relative price-to-earnings ratio and cash flow.) The Fund may invest in equity securities of foreign issuers traded in the United States, including ADRs. The Fund may invest to a limited extent (less than 5% of its assets) in REITs. The Fund also may invest in securities issued by money market mutual funds for liquidity purposes.

Although not primary strategies employed by the Adviser in managing the Fund, the Fund may engage in a number of investment practices in order to meet its investment objectives. In this regard, the Fund may invest in variable and floating rate obligations, enter into forward commitments, purchase securities on a when-issued basis and sell securities short against the box. The Fund also may purchase put and call options and write covered call options on fixed income and equity securities, and may enter into futures contracts (including index futures contracts), purchase options on futures contracts, and lend its securities.

For additional information regarding the permitted investments and investment practices discussed above and the associated risks, SEE "Description of Permitted Investments and Risk Factors

DIVERSIFIED INTERNATIONAL FUND
------------------------------

The Diversified International Fund seeks to provide long-term capital appreciation. There can be no assurance that the Fund will be able to achieve its investment objective.

The Fund will invest primarily in equity securities of foreign companies. In addition to common stock, the Fund may also purchase the following equity securities: warrants; rights to purchase common stocks; debt securities convertible to common stocks; and preferred stocks. The Fund may also purchase American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs" and, together with ADRs and EDRs, "Depositary Receipts"), which are certificates typically issued by a bank or trust company that represent securities issued by a foreign or domestic company. The Fund's investments are ordinarily diversified among currencies, regions and countries, including emerging market countries, as determined by the Fund's sub-adviser, Earnest Partners, LLC (the "Sub-Adviser").

Earnest Partners, LLC is a fundamental, bottom-up investment manager that seeks to construct a portfolio that will outperform the Fund's benchmark, the MSCI ACWI ex U.S. Index (the "Index), while controlling volatility and risk. The Sub-Adviser implements this philosophy through fundamental analysis, risk management that seeks to minimize the likelihood of underperformance, and the use of RETURN PATTERN RECOGNITION(R), a screening tool developed by the Sub-Adviser. Using this tool, potential Fund investments are first screened based on such qualities as valuation measures, market trends, operating trends, growth measures, profitability measures, and macroeconomics. After screening the relevant universe, the Sub-Adviser utilizes fundamental analysis and a statistical risk management approach to select Fund investments, resulting in a portfolio of securities with high expected returns and limited risk.

The Sub-Adviser may sell a security if the company's prospects deteriorate as a result of poor business plan execution, new competitors, management changes, a souring business environment or other adverse effects. Additionally, if the investment process identifies a company with superior return and risk characteristics, the Sub-Adviser may sell a current security and replace it with the more attractive alternative.

Although not primary strategies employed by the Adviser in managing the Fund, the Fund may engage in a number of investment practices in order to meet its investment objectives. In this regard, the Fund may invest in variable and floating rate obligations, enter into forward commitments, purchase securities on a when-issued basis and sell securities short against the box. The Fund may also purchase put and call options and write covered call options on fixed income and equity securities, and may enter into futures contracts (including index futures contracts), purchase options on futures contracts, and lend its securities.

For additional information regarding the permitted investments and investment practices discussed above and the associated risks, SEE "Description of Permitted Investments and Risk Factors."

QUANTITATIVE LONG/SHORT FUND
----------------------------

The Quantitative Long/Short Fund seeks long-term capital appreciation by taking long and short positions in equity securities of publicly-traded companies in the United States included in the S&P Composite 1500 Index. There can be no assurance that the Fund will be able to achieve its investment objective.

Using a quantitative model developed by the Adviser, the Fund buys stocks "long" that the Adviser believes are undervalued relative to their peers, and sells stocks "short" that the Adviser believes are overvalued relative to their peers. The Fund typically maintains a net long exposure of approximately 85-115% and expects that, on average, 0-35% of the Fund's assets will be sold "short." With a long position, the Fund purchases a security outright; with a short position, the Fund sells a security that it has borrowed. When the Fund sells a security short, it borrows the security from a third party and sells it at the then current market price. The Fund is then obligated to buy the security on a later date so that it can return the security to the lender. Short positions may be used either to hedge long positions or may be used speculatively to seek positive returns in instances where the Adviser believes a security's price will decline. The Fund will either realize a profit or incur a loss from a short position, depending on whether the value of the underlying stock decreases or increases, respectively, between the time it is sold and when the Fund replaces the borrowed security. The Fund may reinvest the proceeds of its short sales by taking additional long positions, thus allowing the Fund to maintain long positions in excess of 100% of its net assets. The Fund may, but is not required to, use derivatives, such as futures, options, forward contracts, and swap agreements, as an alternative to selling a security short, to increase returns, or as part of a hedging strategy.

The Adviser employs a quantitative method of analysis in its investment decision making. The quantitative factors include a company's financial strength, earnings estimate revision, share buy backs and earnings valuations. The information provided by the quantitative screens is supplemented by fundamental and technical analysis. The Adviser continually monitors the Fund's portfolio and may sell or cover a short position of a security when it achieves a designated target price, there is a fundamental change in the company's prospects, or better investment opportunities become available.

Although not primary strategies employed by the Adviser in managing the Fund, the Fund may engage in a number of investment practices in order to meet its investment objectives. In this regard, the Fund may invest in variable and floating rate obligations, enter into forward commitments and purchase securities on a when-issued basis. The Fund also may purchase put and call options and write covered call options on fixed income and equity securities, and may enter into futures contracts (including index futures contracts), purchase options on futures contracts, and lend its securities.

For additional information regarding the permitted investments and investment practices discussed above and the associated risks, SEE "Description of Permitted Investments and Risk Factors."

BURKENROAD FUND
---------------

The Burkenroad Fund's investment objective is long-term capital appreciation. This goal is fundamental and cannot be changed without the consent of shareholders. There can be no assurance that the Fund will be able to achieve its investment objective.

The Fund seeks capital appreciation by investing primarily (at least 80% of its net assets) in common stocks and other equity securities of companies with small capitalizations (less than $2 billion) located or doing business in Alabama, Florida, Georgia, Louisiana, Mississippi and Texas. The Fund will be as fully invested as practicable in common stocks under normal conditions. The Adviser intends to utilize Tulane University's Burkenroad Reports as a primary source of investment research, but also employs its own fundamental research and quantitative analysis in its investment decision making. In selecting companies, the Adviser primarily considers a company's sales and expense trends, market position, historic and expected earnings and dividends. The Adviser will diversify the Fund's securities across industry sectors. The Adviser continually monitors the Fund's portfolio and may sell a security when it achieves a designated price target, there is a fundamental change in the company's prospects or better investment opportunities become available. The Fund may invest in equity securities of foreign issuers traded in the United States, including ADRs. The Fund also may invest in securities issued by money market mutual funds for liquidity purposes.

Although not primary strategies employed by the Adviser in managing the Fund, the Fund may engage in a number of investment practices in order to meet its investment objective. In this regard, the Fund may invest in variable and floating rate obligations, enter into forward commitments, purchase securities on a when-issued basis and sell securities short against the box. The Fund also may purchase put and call options and write covered call options on fixed income and equity securities, and may enter into futures contracts (including index futures contracts), purchase options on futures contracts, and lend its securities. While the Fund has no current intention to invest in initial public offerings ("IPOs"), and investing in IPOs is not part of the Fund's principal investment strategies, the Fund may buy certain IPOs if they are consistent with the Fund's investment policies.

The Fund's investments may not be as geographically dispersed across the United States as other funds with comparable investment objectives. The Fund is subject to special investment risks to the extent that it concentrates its investments in companies located or doing business in Alabama, Florida, Georgia, Louisiana, Mississippi and Texas. In particular, changes in economic conditions as well as governmental policies in those states may adversely affect the value of the Fund and its investments.

BURKENROAD REPORTS
------------------

The BURKENROAD REPORTS (the "Reports") is an educational program on investment research in which selected students at Tulane University's A.B. Freeman School of Business participate. The program is designed to teach the students how to produce objective investment research by studying publicly-held companies located in the Deep South. Burkenroad Reports focus on companies that traditionally have not been followed by Wall Street analysts. The Reports are based on publicly available reports, company visits and meetings with top management.

The Adviser independently verifies the information contained within the Reports and considers, but does not rely exclusively on, the Reports in making investment decisions for the Fund. The Fund will regularly invest in companies other than those covered by the Burkenroad Reports, and may not own shares of all of the companies covered by the Reports. The Fund and Horizon Advisers are NOT affiliated with Tulane University or the A.B. Freeman School of Business. Hancock Bank licenses the name "Burkenroad" from Tulane University. Neither Tulane University, the A.B. Freeman School of Business nor the students, faculty and staff of Tulane University have any involvement in the investment decisions, management or operations of the Fund.

Neither the Trust nor the Fund is sponsored, sold or promoted by Tulane University ("Tulane"), producer of the Burkenroad Reports. Tulane makes no warranties, express or implied, to shareholders of the Fund or to any member of the public regarding the advisability of owning shares of the Fund. Tulane's only relationship to the Fund, Hancock Bank or Horizon Advisers is the licensing of certain trademarks and trade names of the Burkenroad Reports.

For additional information regarding the permitted investments and investment practices discussed above and the associated risks, SEE "Description of Permitted Investments and Risk Factors."

PORTFOLIO TURNOVER RATE. Portfolio turnover rate is defined under the SEC rules as the value of the securities purchased or securities sold, excluding all securities whose maturities at the time of acquisition were one year or less, divided by the average monthly value of such securities owned during the year. Based on this definition, instruments with remaining maturities of less than one year are excluded from the calculation of the portfolio turnover rate. Instruments excluded from the calculation of portfolio turnover may include the futures contracts in which a Fund may invest since such contracts generally have remaining maturities of less than one year. The Funds (except for the Government Money Market Fund) may at times hold investments in other short-term instruments, such as repurchase agreements, which are excluded for purposes of computing portfolio turnover.

For the fiscal years ended January 31, 2008 and 2009, the portfolio turnover rates for each Fund (except for the Government Money Market Fund) were as follows:

--------------------------------------------------------------------------------
                            PORTFOLIO TURNOVER RATES
--------------------------------------------------------------------------------
                    FUND                       2008                    2009
--------------------------------------------------------------------------------
Strategic Income Bond Fund                     14%                     xx%
--------------------------------------------------------------------------------
Value Fund                                     60%                     xx%
--------------------------------------------------------------------------------
Growth Fund                                    60%                     xx%
--------------------------------------------------------------------------------
Diversified International Fund                N/A                      xx%*
--------------------------------------------------------------------------------
Quantitative Long/Short Fund                  N/A                      xx%*
--------------------------------------------------------------------------------
Burkenroad Fund                                42%                     xx%
--------------------------------------------------------------------------------

*     For the fiscal period from September 30, 2008 to January 31, 2009.

DESCRIPTION OF PERMITTED INVESTMENTS AND RISK FACTORS

The following are descriptions of the permitted investments and investment practices discussed in the "Additional Information About Investment Objectives and Policies" section and the associated risk factors. A Fund will only invest in any of the following instruments or engage in any of the following investment practices if such investment or activity is consistent with the Fund's investment objective and permitted by the Fund's stated investment policies.

AMERICAN DEPOSITARY RECEIPTS ("ADRS") - ADRs, as well as other "hybrid" forms of ADRs, including European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs"), are certificates evidencing ownership of shares of a foreign issuer. Depositary receipts are securities that evidence ownership interests in a security or a pool of securities that have been deposited with a "depository" and may be sponsored or unsponsored. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer's home country. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.

For ADRs, the depository is typically a U.S. financial institution and the underlying securities are issued by a foreign issuer. For other depositary receipts, the depository may be a foreign or a U.S. entity, and the underlying securities may have a foreign or a U.S. issuer. Depositary receipts will not necessarily be denominated in the same currency as their underlying securities. Generally, ADRs are issued in registered form, denominated in U.S. dollars, and designed for use in the U.S. securities markets. Other depositary receipts, such as GDRs and EDRs, may be issued in bearer form and denominated in other currencies, and are generally designed for use in securities markets outside the U.S. While the two types of depositary receipt facilities (unsponsored or sponsored) are similar, there are differences regarding a holder's rights and obligations and the practices of market participants. A depository may establish an unsponsored facility without participation by (or acquiescence of) the underlying issuer; typically, however, the depository requests a letter of non-objection from the underlying issuer prior to establishing the facility. Holders of unsponsored depositary receipts generally bear all the costs of the facility. The depository usually charges fees upon deposit and withdrawal of the underlying securities, the conversion of dividends into U.S. dollars or other currency, the disposition of non-cash distributions, and the performance of other services. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the underlying issuer or to pass through voting rights to depositary receipt holders with respect to the underlying securities.

Sponsored depositary receipt facilities are created in generally the same manner as unsponsored facilities, except that sponsored depositary receipts are established jointly by a depository and the underlying issuer through a deposit agreement. The deposit agreement sets out the rights and responsibilities of the underlying issuer, the depository, and the depositary receipt holders. With sponsored facilities, the underlying issuer typically bears some of the costs of the depositary receipts (such as dividend payment fees of the depository), although most sponsored depositary receipts agree to distribute notices of shareholders meetings, voting instructions, and other shareholder communications and information to the depositary receipt holders at the underlying issuer's request. The depositary of an unsponsored facility frequency is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through, to the holders of the receipts, voting rights with respect to the deposited securities.

For purposes of a Fund's investment policies, investments in depositary receipts will be deemed to be investments in the underlying securities. Thus, a depositary receipt representing ownership of common stock will be treated as common stock. Depositary receipts do not eliminate all of the risks associated with directly investing in the securities of foreign issuers.

Investments in the securities of foreign issuers may subject the Funds to investment risks that differ in some respects from those related to investments in securities of U.S. issuers. Such risks include future adverse political and economic developments, possible imposition of withholding taxes on income, possible seizure, nationalization or expropriation of foreign deposits, possible establishment of exchange controls or taxation at the source or greater fluctuation in value due to changes in exchange rates. Foreign issuers of securities often engage in business practices different from those of domestic issuers of similar securities, and there may be less information publicly available about foreign issuers. In addition, foreign issuers are, generally speaking, subject to less government supervision and regulation and different accounting treatment than are those in the United States.

ASSET-BACKED SECURITIES - Asset-backed securities are securities secured by non-mortgage assets such as company receivables, truck and auto loans, leases, and credit card receivables. Such securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Such securities also may be debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity, such as a trust, organized solely for the purpose of owning such assets and issuing such debt.

Asset-backed securities are not issued or guaranteed by the U.S. government or its agencies or instrumentalities; however, the payment of principal and interest on such obligations may be guaranteed up to certain amounts and for a certain period by a letter of credit issued by a financial institution (such as a bank or insurance company) unaffiliated with the issuers of such securities. The purchase of asset-backed securities raises risk considerations peculiar to the financing of the instruments underlying such securities. For example, there is a risk that another party could acquire an interest in the obligations superior to that of the holders of the asset-backed securities. There also is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities. Asset-backed securities entail prepayment risk, which may vary depending on the type of asset, but is generally less than the prepayment risk associated with mortgage-backed securities. In addition, credit card receivables are unsecured obligations of the cardholder.

The market for asset-backed securities is at a relatively early stage of development. Accordingly, there may be a limited secondary market for such securities.

BANK OBLIGATIONS - The Funds are not prohibited from investing in obligations of banks that are clients of SEI Investments Company ("SEI") or its subsidiaries or affiliates. However, the purchase of shares of the Funds by such banks or by their customers will not be a consideration in determining which bank obligations the Funds will purchase. The Funds will not purchase obligations of the Adviser.

BANKERS' ACCEPTANCES - Bankers' acceptances are bills of exchange or time drafts drawn on and accepted by a commercial bank. Corporations finance the shipment and storage of goods and furnish dollar exchange through the use of bankers' acceptances. Maturities are generally six months or less.

BANK INVESTMENT CONTRACTS - BICs are contracts issued by U.S. banks and savings and loan institutions. Pursuant to such contracts, a Fund makes cash contributions to a deposit fund of the general account of the bank or savings and loan institution. The bank or savings and loan institution then credits to the Fund on a monthly basis guaranteed interest at either a fixed, variable or floating rate. A BIC provides that this guaranteed interest will not be less than a certain minimum rate. A BIC is a general obligation of the issuing bank or savings and loan institution and not a separate account. The purchase price paid for a BIC becomes part of the general assets of the issuer, and the contract is paid at maturity from the general assets of the issuer.

BICs are generally not assignable or transferable without the permission of the issuing bank or savings and loan institution. For this reason, an active secondary market in BICs currently does not exist. Therefore, BICs are considered to be illiquid investments.

CERTIFICATES OF DEPOSIT - Certificates of deposit are interest-bearing instruments with a specific short-term maturity. They are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity. Certificates of deposit with penalties for early withdrawal will be considered illiquid.

COMMERCIAL PAPER - Commercial paper is a term used to describe unsecured short-term promissory notes issued by corporations and other entities. Maturities on these issues vary from a few to 270 days.

DERIVATIVES - Derivatives are securities that derive their value from other securities. The following are considered derivative securities: options on futures, futures, options (E.G., puts and calls), swap agreements, mortgage-backed securities (collateralized mortgage obligations, real estate mortgage investment conduits, IOs and POs), when-issued securities and forward commitments, floating and variable rate securities, convertible securities, "stripped" U.S. Treasury securities (E.G., Receipts and STRIPs), privately issued stripped securities (E.G., TGRs, TRs and CATS). SEE elsewhere in this "Description of Permitted Investments" and "General Investment Policies and Risk Factors" for discussion of these various instruments.

EQUITY SECURITIES. Equity securities represent ownership interests in a company and consist of common stocks, preferred stocks, warrants to acquire common stock, securities convertible into common stock. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which a Fund invests will cause the net asset value of a Fund to fluctuate. The Funds purchase equity securities traded in the United States on registered exchanges or the over-the-counter market. Equity securities are described in more detail below:

o COMMON STOCK. Common stock represents an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock.

o PREFERRED STOCK. Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock.

o WARRANTS. Warrants are instruments that entitle the holder to buy an equity security at a specific price for a specific period of time. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss. Warrants do not entitle a holder to dividends or voting rights with respect to the underlying security and do not represent any rights in the assets of the issuing company. A warrant ceases to have value if it is not exercised prior to its expiration date. These factors can make warrants more speculative than other types of investments.

o CONVERTIBLE SECURITIES. Convertible securities are bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by a Fund is called for redemption or conversion, the Fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party.

      Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at a price above their "conversion value," which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. When the underlying common stocks decline in value, convertible securities will tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities. However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder. When the underlying common stocks rise in value, the value of convertible securities may also be expected to increase. At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks. Because convertible securities may also be interest-rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise. Convertible securities are also subject to credit risk, and are often lower-quality securities.

o SMALL AND MEDIUM CAPITALIZATION ISSUERS. Investing in equity securities of small and medium capitalization companies often involves greater risk than is customarily associated with investments in larger capitalization companies. This increased risk may be due to the greater business risks of smaller size, limited markets and financial resources, narrow product lines and frequent lack of depth of management. The securities of smaller companies are often traded in the over-the-counter market and even if listed on a national securities exchange may not be traded in volumes typical for that exchange. Consequently, the securities of smaller companies are less likely to be liquid, may have limited market stability, and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.

EXCHANGE-TRADED FUNDS. The Funds may purchase shares of exchange-traded funds ("ETFs") to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. ETFs are investment companies that are registered under the 1940 Act as open-end funds or unit investment trusts. ETFs are actively traded on national securities exchanges and are generally based on specific domestic and foreign market indices. An "index-based ETF" seeks to track the performance of an index by holding in its portfolio either the contents of the index or a representative sample of the securities in the index. ETFs, like mutual funds, have expenses associated with their operation, including advisory fees. When a Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the ETF's expenses. The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities. In addition, because of ETF expenses, it may be more costly to own an ETF than to own the underlying securities directly.

FIXED INCOME SECURITIES - Fixed income securities include bonds, notes, debentures and other interest-bearing securities that represent indebtedness. The market value of the fixed income investments in which the Funds invest will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. Changes by recognized agencies in the rating of any fixed income security and in the ability of an issuer to make payments of interest and principal also affect the value of these investments. Changes in the value of these securities will not necessarily affect cash income derived from these securities but will affect a Fund's net asset value.

FUTURES AND OPTIONS ON FUTURES. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. A Fund will reduce the risk that it will be unable to close out a futures contract by only entering into futures contracts that are traded on a national futures exchange regulated by the Commodity Futures Trading Commission (the "CFTC"). A Fund may use futures contracts and related options for BONA FIDE hedging; attempting to offset changes in the value of securities held or expected to be acquired or be disposed of; attempting to minimize fluctuations in foreign currencies; attempting to gain exposure to a particular market, index or instrument; or other risk management purposes. To the extent a Fund uses futures and/or options on futures, it will do so in accordance with Rule 4.5 of the Commodity Exchange Act (the "CEA"). The Trust, on behalf of each Fund, has filed a notice of eligibility for exclusion from the definition of the term "commodity pool operator" in accordance with Rule 4.5 and therefore, no Fund is subject to registration or regulation as a commodity pool operator under the CEA.

An index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the securities comprising the index is made; generally contracts are closed out prior to the expiration date of the contract.

When a Fund purchases or sells a futures contract, or sells an option thereon, the Fund is required to "cover" its position in order to limit leveraging and related risks. To cover its position, a Fund may maintain with its custodian bank (and marked-to-market on a daily basis), a segregated account consisting of cash or liquid securities that, when added to any amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract or otherwise "cover" its position in a manner consistent with the 1940 Act or the rules and SEC interpretations thereunder. The segregated account functions as a practical limit on the amount of leverage which the Fund may undertake and on the potential increase in the speculative character of the Fund's outstanding portfolio securities. Additionally, such segregated accounts will generally assure the availability of adequate funds to meet the obligations of the fund arising from such investment activities.

A Fund may also cover its long position in a futures contract by purchasing a put option on the same futures contract with a strike price (I.E., an exercise price) as high or higher than the price of the futures contract. In the alternative, if the strike price of the put is less than the price of the futures contract, the Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. A Fund may also cover its long position in a futures contract by taking a short position in the instruments underlying the futures contract, or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract. A Fund may cover its short position in a futures contract by taking a long position in the instruments underlying the futures contracts, or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract.

A Fund may cover its sale of a call option on a futures contract by taking a long position in the underlying futures contract at a price less than or equal to the strike price of the call option. In the alternative, if the long position in the underlying futures contract is established at a price greater than the strike price of the written (sold) call, the Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the call and the price of the futures contract. A Fund may also cover its sale of a call option by taking positions in instruments with prices which are expected to move relatively consistently with the call option. A Fund may cover its sale of a put option on a futures contract by taking a short position in the underlying futures contract at a price greater than or equal to the strike price of the put option, or, if the short position in the underlying futures contract is established at a price less than the strike price of the written put, the fund will maintain in a segregated account consisting of cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. A Fund may also cover its sale of a put option by taking positions in instruments with prices which are expected to move relatively consistently with the put option.

There are significant risks associated with a Fund's use of futures contracts and related options, including the following: (1) the success of a hedging strategy may depend on the Adviser's ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect or no correlation between the changes in market value of the securities held by the Fund and the prices of futures and options on futures; (3) there may not be a liquid secondary market for a futures contract or option; (4) trading restrictions or limitations may be imposed by an exchange; and (5) government regulations may restrict trading in futures contracts and options on futures. In addition, some strategies reduce a Fund's exposure to price fluctuations, while others tend to increase its market exposure.

ILLIQUID SECURITIES. Illiquid securities are securities that cannot be sold or disposed of in the ordinary course of business (within seven days) at approximately the prices at which they are valued. Because of their illiquid nature, illiquid securities must be priced at fair value as determined in good faith pursuant to procedures approved by the Trust's Board of Trustees. Despite such good faith efforts to determine fair value prices, a Fund's illiquid securities are subject to the risk that the security's fair value price may differ from the actual price which the Fund may ultimately realize upon its sale or disposition. Difficulty in selling illiquid securities may result in a loss or may be costly to the Fund. Under the supervision of the Trust's Board of Trustees, the Adviser determines the liquidity of a Fund's investments. In determining the liquidity of the Fund's investments, the Adviser may consider various factors, including: (1) the frequency and volume of trades and quotations; (2) the number of dealers and prospective purchasers in the marketplace; (3) dealer undertakings to make a market; and (4) the nature of the security and the market in which it trades (including any demand, put or tender features, the mechanics and other requirements for transfer, any letters of credit or other credit enhancement features, any ratings, the number of holders, the method of soliciting offers, the time required to dispose of the security, and the ability to assign or offset the rights and obligations of the security). A Fund will not hold more than 15% (10% for the Government Money Market Fund) of its net assets in illiquid securities.

TAXABLE MONEY MARKET SECURITIES - Money market securities are high-quality, dollar-denominated, short-term debt instruments. They consist of: (i) bankers' acceptances, certificates of deposits, notes and time deposits of highly-rated U.S. banks and U.S. branches of foreign banks; (ii) U.S. Treasury obligations and obligations issued or guaranteed by the agencies and instrumentalities of the U.S. government; (iii) high quality commercial paper issued by U.S. and foreign corporations; (iv) debt obligations with an original maturity of one year or less issued by corporations; and (v) repurchase agreements involving any of the foregoing obligations entered into with highly-rated banks and broker-dealers.

With respect to the Funds, money market securities are considered to include securities issued or guaranteed by the U.S. government, its agencies or instrumentalities; securities issued or guaranteed by non-U.S. governments, which are rated at the time of purchase A-2 or higher by Standard & Poor's ("S&P") or P2 or higher by Moody's, or are determined by the advisers to be of comparable quality; repurchase agreements; certificates of deposit and bankers' acceptances issued by banks or savings and loan associations having net assets of at least $500 million as of the end of their most recent fiscal year; high-grade commercial paper; and other long-and short-term debt instruments which are rated at the time of purchase A-2 or higher by S&P or P2 or higher by Moody's, and which, with respect to such long-term debt instruments, are within 397 days of their maturity, and have a long-term rating of BBB\Baa by S&P and Moody's, respectively.

MORTGAGE-BACKED SECURITIES - Mortgage-backed securities are instruments that entitle the holder to a share of all interest and principal payments from mortgages underlying the security. The mortgages backing these securities include, but are not limited to, conventional thirty-year fixed rate mortgages, graduated payment mortgages and adjustable rate mortgages. During periods of declining interest rates, prepayment of mortgages underlying mortgage-backed securities can be expected to accelerate. Prepayment of mortgages that underlie securities purchased at a premium often results in capital losses, while prepayment of mortgages purchased at a discount often results in capital gains.

Due to the possibility of prepayments of the underlying mortgage instruments, mortgage-backed securities generally do not have a known maturity. In the absence of a known maturity, market participants generally refer to an estimated average life. An average life estimate is a function of an assumption regarding anticipated prepayment patterns, based upon current interest rates, current conditions in the relevant housing markets and other factors. The assumption is necessarily subjective, and thus different market participants can produce different average life estimates with regard to the same security. There can be no assurance that estimated average life would be a security's actual average life. Because of these unpredictable prepayment characteristics, it is often not possible to predict accurately the average life or realized yield of a particular issue.

GOVERNMENT PASS-THROUGH SECURITIES - These are securities that are issued or guaranteed by a U.S. government agency representing an interest in a pool of mortgage loans. The primary issuers or guarantors of these mortgage-backed securities are the Government National Mortgage Association ("GNMA"), Fannie Mae and the Federal Home Loan Mortgage Corporation ("FHLMC"). Fannie Mae and FHLMC obligations are not backed by the full faith and credit of the U.S. government as are GNMA certificates, but Fannie Mae and FHLMC securities are supported by the instrumentalities' right to borrow from the United States Treasury. Each of GNMA, Fannie Mae and FHLMC guarantees timely distributions of interest to certificate holders. Each of GNMA and Fannie Mae also guarantees timely distributions of scheduled principal. FHLMC has in the past guaranteed only the ultimate collection of principal of the underlying mortgage loan; however, FHLMC now issues mortgage-backed securities (FHLMC Gold PCs) which also guarantees timely payment of monthly principal reduction. Government and private guarantees do not extend to the securities' value, which is likely to vary inversely with fluctuations in interest rates.

On September 7, 2008, the U.S. Treasury announced a federal takeover of Fannie Mae, and Freddie Mac, placing the two federal instrumentalities in conservatorship. Under the takeover, the U.S. Treasury agreed to acquire $1 billion of senior preferred stock of each instrumentality and obtained warrants for the purchase of common stock of each instrumentality. Under this agreement, the U.S. Treasury has pledged to provide up to $100 billion per instrumentality as needed, including the contribution of cash capital to the instrumentalities in the event their liabilities exceed their assets. This is intended to ensure that the instrumentalities maintain a positive net worth and meet their financial obligations, preventing mandatory triggering of receivership. Consequently, the investments of holders, including the Fund, of mortgage-backed securities and other obligations issued by Fannie Mae and Freddie Mac are protected. Additionally, the U.S. Treasury has implemented a temporary program to purchase new mortgage-backed securities issued by the instrumentalities. This is intended to create more affordable mortgage rates for homeowners, enhance the liquidity of the mortgage market and potentially maintain or increase the value of existing mortgage-backed securities. The program expires in December 2009. No assurance can be given that the U.S. Treasury initiatives will be successful.

PRIVATE PASS-THROUGH SECURITIES - These are mortgage-backed securities issued by a non-governmental entity such as a trust, which securities include collateralized mortgage obligations and real estate mortgage investment conduits, that are rated in one of the top three rating categories. While they are generally structured with one or more types of credit enhancement, private pass-through securities typically lack a guarantee by an entity having the credit status of a governmental agency or instrumentality.

COLLATERALIZED MORTGAGE OBLIGATIONS ("CMOS") - CMOs are debt obligations or multi-class pass-through certificates issued by agencies or instrumentalities of the U.S. government or by private originators or investors in mortgage loans. In a CMO, series of bonds or certificates are annually issued in multiple classes. Principal and interest paid on the underlying mortgage assets may be allocated among the several classes of a series of a CMO in a variety of ways. Each class of a CMO, often referred to as a "tranche," is issued with a specific fixed or floating coupon rate and has a stated maturity or final distribution date. Principal payments on the underlying mortgage assets may cause CMOs to be retired substantially earlier than their stated maturities or final distribution dates, resulting in a loss of all or part of any premium paid. [HANCOCK: PLEASE CONFIRM THAT FUNDS USE CMOS OR WOULD LIKE THE FLEXIBILITY TO USE CMOS]

REAL ESTATE MORTGAGE INVESTMENT CONDUITS ("REMICS") - A REMIC is a CMO that qualifies for special tax treatment under the Internal Revenue Code of 1986, as amended (the "Code"), and invests in certain mortgages principally secured by interests in real property. Investors may purchase beneficial interests in REMICs, which are known as "regular" interests, or "residual" interests. Guaranteed REMIC pass-through certificates ("REMIC Certificates") issued by Fannie Mae or FHLMC represent beneficial ownership interests in a REMIC trust consisting principally of mortgage loans or Fannie Mae, FHLMC or GNMA-guaranteed mortgage pass-through certificates. For FHLMC REMIC Certificates, FHLMC guarantees the timely payment of interest, and also guarantees the payment of principal as payments are required to be made on the underlying mortgage participation certificates. Fannie Mae REMIC Certificates are issued and guaranteed as to timely distribution of principal and interest by Fannie Mae. GNMA REMIC Certificates are backed by the full faith and credit of the U.S. Treasury.

REITS - A REIT is a corporation or business trust (that would otherwise be taxed as a corporation) which meets the definitional requirements of the Code. The Code permits a qualifying REIT to deduct from taxable income the dividends paid, thereby effectively eliminating corporate level federal income tax and making the REIT a pass-through vehicle for federal income tax purposes. To meet the definitional requirements of the Code, a REIT must, among other things: invest substantially all of its assets in interests in real estate (including mortgages and other REITs), cash and government securities; derive most of its income from rents from real property or interest on loans secured by mortgages on real property; and distribute annually 95% or more of its otherwise taxable income to shareholders.

REITs are sometimes informally characterized as Equity REITs and Mortgage REITs. An Equity REIT invests primarily in the fee ownership or leasehold ownership of land and buildings; a Mortgage REIT invests primarily in mortgages on real property, which may secure construction, development or long-term loans.

REITs in which a Fund invests may be affected by changes in underlying real estate values, which may have an exaggerated effect to the extent that REITs in which the Fund invests may concentrate investments in particular geographic regions or property types. Additionally, rising interest rates may cause investors in REITs to demand a higher annual yield from future distributions, which may in turn decrease market prices for equity securities issued by REITs. Rising interest rates also generally increase the costs of obtaining financing, which could cause the value of a Fund's investments to decline. During periods of declining interest rates, certain Mortgage REITs may hold mortgages that the mortgagors elect to prepay, which prepayment may diminish the yield on securities issued by such Mortgage REITs. In addition, Mortgage REITs may be affected by the ability of borrowers to repay when due the debt extended by the REIT and Equity REITs may be affected by the ability of tenants to pay rent.

Certain REITs have relatively small market capitalization, which may tend to increase the volatility of the market price of securities issued by such REITs. Furthermore, REITs are dependent upon specialized management skills, have limited diversification and are, therefore, subject to risks inherent in operating and financing a limited number of projects. By investing in REITs indirectly through a Fund, a shareholder will bear not only his proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs. REITs depend generally on their ability to generate cash flow to make distributions to shareholders.

In addition to these risks, Equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while Mortgage REITs may be affected by the quality of any credit extended. Further, Equity and Mortgage REITs are dependent upon management skills and generally may not be diversified. Equity and Mortgage REITs are also subject to heavy cash flow dependency defaults by borrowers and self-liquidation. In addition, Equity and Mortgage REITs could possibly fail to qualify for tax free pass-through of income under the Code or to maintain their exemptions from registration under the 1940 Act. The above factors may also adversely affect a borrower's or a lessee's ability to meet its obligations to the REIT. In the event of default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.

STRIPPED MORTGAGE-BACKED SECURITIES - Stripped mortgage-backed securities are derivative multiple-class mortgage-backed securities. Stripped mortgage-backed securities usually have two classes that receive different proportions of interest and principal distributions on a pool of mortgage assets. Typically, one class will receive some of the interest and most of the principal, while the other class will receive most of the interest and the remaining principal. In extreme cases, one class will receive all of the interest ("interest only" or "IO" class) while the other class will receive the entire principal ("principal only" or "PO" class). The cash flow and yields on IOs and POs are extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage loans or mortgage-backed securities. A rapid rate of principal payments may adversely affect the yield to maturity of IOs and could cause the total loss of investment. Slower than anticipated prepayments of principal may adversely affect the yield to maturity of a PO. The yields and market risk of interest only and principal only stripped mortgage-backed securities, respectively, may be more volatile than those of other fixed income securities, including traditional mortgage-backed securities.

MUNICIPAL LEASES - Municipal leases are obligations issued by state and local governments or authorities to finance the acquisition of equipment and facilities and may be considered to be illiquid. They may take the form of a lease, an installment purchase contract, a conditional sales contract, or a participation certificate in any of the above.

Municipal lease obligations typically are not backed by the municipality's credit, and their interest may become taxable if the lease is assigned. If funds are not appropriated for the following year's lease payments, a lease may terminate, with a possibility of default on the lease obligation and significant loss to the Fund. Under guidelines established by the Board of Trustees, the credit quality of municipal leases will be determined on an ongoing basis, including an assessment of the likelihood that a lease will be canceled.

MUNICIPAL SECURITIES - Municipal Securities consist of: (i) debt obligations issued by or on behalf of public authorities to obtain funds to be used for various public facilities, for refunding outstanding obligations, for general operating expenses, and for lending such funds to other public institutions and facilities; and (ii) certain private activity and industrial development bonds issued by or on behalf of public authorities to obtain funds to provide for the construction, equipment, repair, or improvement of privately operated facilities.

General obligation bonds are backed by the taxing power of the issuing municipality. Revenue bonds are backed by the revenues of a project or facility; tolls from a toll bridge for example. Certificates of participation represent an interest in an underlying obligation or commitment such as an obligation issued in connection with a leasing arrangement. The payment of principal and interest on private activity and industrial development bonds generally is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment.

Municipal securities include general obligation notes, tax anticipation notes, revenue anticipation notes, bond anticipation notes, certificates of indebtedness, demand notes, and construction loan notes. Municipal bonds include general obligation bonds, revenue or special obligation bonds, private activity and industrial development bonds, and participation interests in municipal bonds.

PARTICIPATION INTERESTS - Participation interests are interests in municipal securities from financial institutions such as commercial and investment banks, savings and loan associations and insurance companies. These interests may take the form of participations, beneficial interests in a trust, partnership interests or any other form of indirect ownership that allows a Fund to treat the income from the investment as exempt from federal income tax.

OPTIONS - Put and call options for various securities and indices are traded on national securities exchanges. As is consistent with a Fund's investment objectives, options may be used by a Fund from time to time as the Adviser deems to be appropriate. Options will generally be used for hedging purposes.

A put option gives the purchaser of the option the right to sell, and the writer the obligation to buy, the underlying security at any time during the option period. A call option gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract. The initial purchase (sale) of an option contract is an "opening transaction." In order to close out an option position, a Fund may enter into a "closing transaction" - the sale (purchase) of an option contract on the same security with the same exercise price and expiration date as the option contract originally opened.

Although a Fund may engage in option transactions as hedging transactions, there are risks associated with such investments, including the following: (i) the success of a hedging strategy may depend on the ability of the Adviser to predict movements in the prices of the individual securities, fluctuations in markets and movements in interest rates; (ii) there may be an imperfect or no correlation between the changes in market value of the securities held by a Fund and the prices of options; (iii) there may not be a liquid secondary market for options; and (iv) while a Fund will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security. Each Fund is permitted to engage in option transactions with respect to securities that are permitted investments and related indices. Any Fund that writes call options will write only covered call options.

The aggregate value of option positions may not exceed 10% of a Fund's net assets as of the time such options are entered into by a Fund.

REPURCHASE AGREEMENTS - The Funds may enter into repurchase agreements with financial institutions. A repurchase agreement is an agreement under which a fund acquires a fixed income security (generally a security issued by the U.S. government or an agency thereof, a banker's acceptance, or a certificate of deposit) from a commercial bank, broker, or dealer, and simultaneously agrees to resell such security to the seller at an agreed upon price and date (normally, the next business day). Because the security purchased constitutes collateral for the repurchase obligation, a repurchase agreement may be considered a loan that is collateralized by the security purchased. The acquisition of a repurchase agreement may be deemed to be an acquisition of the underlying securities as long as the obligation of the seller to repurchase the securities is collateralized fully. The Funds follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with creditworthy financial institutions whose condition will be continually monitored by the Adviser. The repurchase agreements entered into by the Funds will provide that the underlying collateral at all times shall have a value at least equal to 102% of the resale price stated in the agreement and consist only of securities permissible under Section 101(47)(A)(i) of the Bankruptcy Code (the Adviser monitors compliance with this requirement). Under all repurchase agreements entered into by the Funds, the custodian or its agent must take possession of the underlying collateral. In the event of a default or bankruptcy by a selling financial institution, the Funds will seek to liquidate such collateral. However, the exercising of the Funds' right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, a Fund could suffer a loss. It is the current policy of the Funds, not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by that Fund, amounts to more than 15% of the Fund's total assets. The investments of the Funds in repurchase agreements, at times, may be substantial when, in the view of the Adviser, liquidity or other considerations so warrant.

RESTRICTED SECURITIES - Restricted securities are securities that may not be sold freely to the public absent registration under the U.S. Securities Act of 1933, as amended (the "1933 Act") or an exemption from registration. As is consistent with a Fund's investment objectives, the Fund may invest in Section 4(2) commercial paper. Section 4(2) commercial paper is issued in reliance on an exemption from registration under Section 4(2) of the 1933 Act and is generally sold to institutional investors who purchase for investment purposes. Any resale of such commercial paper must be in an exempt transaction, usually to an institutional investor through the issuer or investment dealers who make a market in such commercial paper. The Trust believes that Section 4(2) commercial paper is liquid to the extent that it meets the criteria established by the Board of Trustees of the Trust. The Trust intends to treat such commercial paper as liquid and not subject to the investment limitations applicable to illiquid securities or restricted securities.

SECURITIES LENDING - Except for the Government Money Market Fund, each Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Funds' Board of Trustees. These loans, if and when made, may not exceed 33 1/3% of the total asset value of a Fund (including the loan collateral). The Funds will not lend portfolio securities to their Adviser or their affiliates unless permissible under the 1940 Act and the rules and promulgations thereunder. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. government securities, and the collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking to market daily. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Funds.

The Funds may pay a part of the interest earned from the investment of collateral or other fee, to an unaffiliated third party for acting as the Funds' securities lending agent.

By lending its securities, a Fund may increase its income by receiving payments from the borrower that reflect the amount of any interest or any dividends payable on the loaned securities as well as by either investing cash collateral received from the borrower in short-term instruments or obtaining a fee from the borrower when U.S. government securities or letters of credit are used as collateral. Each Fund will adhere to the following conditions whenever its portfolio securities are loaned: (i) the Fund must receive at least 100% cash collateral or equivalent securities of the type discussed in the preceding paragraph from the borrower; (ii) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (iii) the Fund must be able to terminate the loan on demand; (iv) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities and any increase in market value; (v) the Fund may pay only reasonable fees in connection with the loan (which fees may include fees payable to the lending agent, the borrower, the Fund's administrator and the custodian); and (vi) voting rights on the loaned securities may pass to the borrower, provided, however, that if a material event adversely affecting the investment occurs, the Fund must terminate the loan and regain the right to vote the securities. The Board has adopted procedures reasonably designed to ensure that the foregoing criteria will be met. Loan agreements involve certain risks in the event of default or insolvency of the borrower, including possible delays or restrictions upon a Fund's ability to recover the loaned securities or dispose of the collateral for the loan, which could give rise to loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying securities.

SECURITIES OF OTHER INVESTMENT COMPANIES. The Funds may invest in shares of other investment companies, to the extent permitted by applicable law and subject to certain restrictions. These investment companies typically incur fees that are separate from those fees incurred directly by the Funds. A Fund's purchase of such investment company securities results in the layering of expenses, such that shareholders would indirectly bear a proportionate share of the operating expenses of such investment companies, including advisory fees, in addition to paying a Fund's expenses. Unless an exception is available, Section 12(d)(1)(A) of the 1940 Act prohibits a fund from (i) acquiring more than 3% of the voting shares of any one investment company, (ii) investing more than 5% of its total assets in any one investment company, and (iii) investing more than 10% of its total assets in all investment companies combined, including its ETF investments.

For hedging or other purposes, the Funds may invest in investment companies that seek to track the composition and/or performance of specific indexes or portions of specific indexes. Certain of these investment companies, known as exchange-traded funds, are traded on a securities exchange. (See "Exchange Traded Funds" above). The market prices of index-based investments will fluctuate in accordance with changes in the underlying portfolio securities of the investment company and also due to supply and demand of the investment company's shares on the exchange upon which the shares are traded. Index-based investments may not replicate or otherwise match the composition or performance of their specified index due to transaction costs, among other things.

Pursuant to orders issued by the SEC to each of certain iShares, Vanguard, ProShares, PowerShares and SPDR exchange-traded funds (collectively, the "ETFs") and procedures approved by the Board, the Funds may invest in the ETFs in excess of the 3% limit described above, provided that the Funds have described the ETF investments in its prospectus and otherwise complies with the conditions of the SEC, as it may be amended, and any other applicable investment limitations. Neither the ETFs nor their investment advisers make any representations regarding the advisability of investing in the ETFs.

SHORT SALES - As consistent with each Fund's investment objectives, the Funds may engage in short sales that are either "uncovered" or "against the box." A short sale is "against the box" if at all times during which the short position is open, the Fund owns at least an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities that are sold short. A short sale against the box is a taxable transaction to the Funds with respect to the securities that are sold short.

Uncovered short sales are transactions under which a Fund sells a security it does not own. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay the lender amounts equal to any dividends or interest that accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out.

Until the Fund closes its short position or replaces the borrowed security, the Fund may: (a) segregate cash or liquid securities at such a level that (i) the amount segregated plus the amount deposited with the broker as collateral will equal the current value of the security sold short; and (ii) the amount segregated plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time the security was sold short; or (b) otherwise cover the Fund's short position.

SEPARATELY TRADED INTEREST AND PRINCIPAL SECURITIES ("STRIPS") - STRIPs are component parts of U.S. Treasury securities traded through the federal book-entry system. The Adviser will purchase only STRIPS that it determines are liquid or, if illiquid, that do not violate the Fund's investment policy concerning investments in illiquid securities. Consistent with Rule 2a-7, the Adviser will only purchase STRIPS for the Government Money Market Fund that have a remaining maturity of 397 days or less. While there is no limitation on the percentage of a Fund's assets that may be comprised of STRIPS, the Adviser will monitor the level of such holdings to avoid the risk of impairing shareholders' redemption rights and of deviations in the value of shares of the Government Money Market Fund.

SHORT-TERM OBLIGATIONS OF STATE AND LOCAL GOVERNMENT ISSUERS - The Funds may, when deemed appropriate by the Adviser and in light of each Fund's investment objective, invest in high quality, short-term obligations issued by state and local governmental issuers which, as a result of the Tax Reform Act of 1986, carry yields that are competitive with those of other types of money market instruments of comparable quality.

SWAPS, CAPS, FLOORS AND COLLARS - Interest rate swaps, mortgage swaps, currency swaps and other types of swap agreements such as caps, floors and collars are designed to permit the purchaser to preserve a return or spread on a particular investment or portion of its portfolio, and to protect against any increase in the price of securities that a Fund anticipates purchasing at a later date. In a typical interest rate swap, one party agrees to make regular payments equal to a floating interest rate times a "notional principal amount" in return for payments equal to a fixed rate times the same amount for a specific period of time. Swaps may also depend on other prices or rates such as the value of an index or mortgage prepayment rates.

In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party.

Swap agreements will tend to shift a Fund's investment exposure from one type of investment to another. Depending on how they are used, swap agreements may increase or decrease the overall volatility of a Fund's investment and its share price and yield.

STANDBY COMMITMENTS - Some securities dealers are willing to sell Municipal Securities to a Fund accompanied by their commitments to repurchase the Municipal Securities prior to maturity, at the Fund's option, for the amortized cost of the Municipal Securities at the time of repurchase. These arrangements are not used to protect against changes in the market value of Municipal Securities. They permit a Fund, however, to remain fully invested and still provide liquidity to satisfy redemptions. The cost of Municipal Securities accompanied by these "standby" commitments could be greater than the cost of Municipal Securities without such commitments. Standby commitments are not marketable or otherwise assignable and have value only to a Fund. The default or bankruptcy of a securities dealer giving such a commitment would not affect the quality of the Municipal Securities purchased. However, without a standby commitment, these securities could be more difficult to sell. The Funds may enter into standby commitments only with those dealers whose credit the Adviser believes to be of high quality.

TIME DEPOSITS - Time deposits are non-negotiable receipts issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market. Time deposits with a withdrawal penalty or that mature in more than seven days are considered to be illiquid securities.

U.S. GOVERNMENT AGENCY OBLIGATIONS - U.S. Government agency obligations are obligations issued or guaranteed by agencies of the U.S. government, including, but not limited to, the Federal Farm Credit Bank, the Federal Housing Administration and the Small Business Administration, and obligations issued or guaranteed by instrumentalities of the U.S. government, including, but not limited to, the Federal Home Loan Mortgage Corporation, the Federal Land Banks and the United States Postal Service. Some of these securities are supported by the full faith and credit of the United States Treasury, others are supported by the right of the issuer to borrow from the Treasury, while still others are supported only by the credit of the instrumentality. Guarantees of principal by agencies or instrumentalities of the U.S. government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing on the obligation prior to maturity. Guarantees as to the timely payment of principal and interest do not extend to the value or yield of these securities nor to the value of the Fund's shares.

U.S. TREASURY AND U.S. GOVERNMENT AGENCY SECURITIES - Any guarantee by the U.S. government of the securities in which any Fund invests guarantees only the payment of principal and interest on the guaranteed security and does not guarantee the yield or value of that security or the yield or value of shares of that Fund.

U.S. TREASURY OBLIGATIONS - The Government Money Market Fund may invest in U.S. Treasury obligations which consist of bills, notes and bonds issued by the U.S. Treasury and separately traded interest and principal component parts of such obligations that are transferable through the federal book-entry system known as STRIPs.

VARIABLE AND FLOATING RATE INSTRUMENTS - Certain of the obligations purchased by the Funds may carry variable or floating rates of interest, may involve a conditional or unconditional demand feature and may include variable amount master demand notes. Such instruments bear interest at rates that are not fixed, but which vary with changes in specified market rates or indices. The interest rates on these securities may be reset daily, weekly, quarterly or some other reset period, and may have a floor or ceiling on interest rate changes. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates. A demand instrument with a demand notice exceeding seven days may be considered illiquid if there is no secondary market for such securities.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES - When-issued or delayed delivery basis transactions involve the purchase of an instrument with payment and delivery taking place in the future. Delivery of and payment for these securities may occur a month or more after the date of the purchase commitment. To the extent required by the 1940 Act, a Fund will maintain with the custodian a separate account with liquid high-grade debt securities or cash in an amount at least equal to these commitments. The interest rate realized on these securities is fixed as of the purchase date and no interest accrues to the Fund before settlement. These securities are subject to market fluctuation due to changes in market interest rates and it is possible that the market value at the time of settlement could be higher or lower than the purchase price if the general level of interest rates has changed. Although a Fund generally purchases securities on a when-issued or forward commitment basis with the intention of actually acquiring securities for its portfolio, a Fund may dispose of a when-issued security or forward commitment prior to settlement if it deems it appropriate.

ZERO COUPON SECURITIES - STRIPS and Receipts are sold as zero coupon securities, that is, fixed income securities that have been stripped of their unmatured interest coupons. Receipts include Treasury Receipts ("TRs"), Treasury Investment Growth Receipts ("TIGRs"), and Certificates of Accrual on Treasury Securities ("CATS"). Zero coupon securities are sold at a (unusually substantial) discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. The amount of this discount is accredited over the life of the security, and the accretion constitutes the income earned on the security for both accounting and tax purposes. Because of these features, these market prices of zero coupon securities are generally more volatile than the market prices of securities that have similar maturity but that pay interest periodically. Zero coupon securities are likely to respond to a greater degree to interest rate changes than are non-zero coupon securities with similar maturity and credit qualities. SEE ALSO "Taxes."

INVESTMENT LIMITATIONS

FUNDAMENTAL POLICIES
--------------------

In addition to the investment objective of each of the Government Money Market Fund, the Burkenroad Fund and the Strategic Income Bond Fund, the following investment limitations are fundamental, which means that a Fund cannot change them without approval by the vote of a majority of the outstanding shares of the Fund. The phrase "majority of the outstanding shares" means the vote of: (i) 67% or more of a Fund's shares present at a meeting, if more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of a Fund's outstanding shares, whichever is less.

Each Fund may not:

1. Purchase securities of any issuer (except securities issued or guaranteed by the U.S. government, its agencies or instrumentalities and repurchase agreements involving such securities) if, as a result, more than 5% of the total assets of a Fund would be invested in the securities of such issuer or more than 10% of the outstanding voting securities of such issuer would be owned by the Fund on the last day of each fiscal quarter. This restriction applies to 75% of a Fund's total assets.

2. Purchase any securities which would cause 25% or more of the total assets of a Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry. This limitation does not apply to: (i) investments in the obligations issued or guaranteed by the U.S. government or its agencies and instrumentalities; and (ii) repurchase agreements involving such securities. In addition, for the Government Money Market Fund only, this limitation does not apply to obligations issued by domestic branches of U.S. banks or U.S. branches of foreign banks subject to the same regulation as U.S. banks or to investments in tax exempt securities issued by governments or political subdivisions of governments.

      For purposes of this limitation: (i) utility companies will be classified according to their services, for example, gas distribution, gas transmission, electric and telephone will each be considered a separate industry; (ii) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; (iii) supranational entities will be considered to be a separate industry; and (iv) asset-backed securities secured by distinct types of assets, such as truck and auto loan leases, credit card receivables and home equity loans, will each be considered a separate industry.

3. Borrow money in an amount exceeding 33 1/3% of the value of its total assets, provided that, for purposes of this limitation, investment strategies that either obligate a Fund to purchase securities or require a Fund to segregate assets are not considered to be borrowing. Asset coverage of at least 300% is required for all borrowing, except where a Fund has borrowed money for temporary purposes in an amount not exceeding 5% of its total assets.

4. Make loans if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that a Fund may: (i) purchase or hold debt instruments in accordance with its investment objective and policies;
      (ii) enter into repurchase agreements; and (iii) lend its securities.

5. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a portfolio security.

6. Issue senior securities (as defined in the 1940 Act) except as permitted by rule, regulation or order of the SEC.

7. Purchase or sell real estate, real estate limited partnership interests, physical commodities or commodities contracts except that a Fund may purchase commodities contracts relating to financial instruments, such as financial futures contracts and options on such contracts.

The following descriptions of certain provisions of the 1940 Act may assist investors in understanding the above policies and restrictions:

DIVERSIFICATION. Under the 1940 Act, a diversified investment management company, as to 75% of its total assets, may not purchase securities of any issuer (other than securities issued or guaranteed by the U.S. government, its agents or instrumentalities or securities of other investment companies) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer, or more than 10% of the issuer's outstanding voting securities would be held by the fund.

CONCENTRATION. The SEC has defined concentration as investing 25% or more of an investment company's total assets in an industry or group of industries, with certain exceptions.

BORROWING. The 1940 Act presently allows a fund to borrow from any bank (including pledging, mortgaging or hypothecating assets) in an amount up to 33 1/3% of its total assets (not including temporary borrowings not in excess of 5% of its total assets).

SENIOR SECURITIES. Senior securities may include any obligation or instrument issued by a fund evidencing indebtedness. The 1940 Act generally prohibits funds from issuing senior securities, although it does not treat certain transactions as senior securities, such as certain borrowings, short sales, reverse repurchase agreements, firm commitment agreements and standby commitments, with appropriate earmarking or segregation of assets to cover such obligation.

LENDING. Under the 1940 Act, a fund may only make loans if expressly permitted by its investment policies. The Funds' current investment policy on lending is as follows: a Fund may not make loans if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that the Fund may: (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and (iii) engage in securities lending as described in its SAI.

UNDERWRITING. Under the 1940 Act, underwriting securities involves a fund purchasing securities directly from an issuer for the purpose of selling (distributing) them or participating in any such activity either directly or indirectly. Under the 1940 Act, a diversified fund may not make any commitment as underwriter, if immediately thereafter the amount of its outstanding underwriting commitments, plus the value of its investments in securities of issuers (other than investment companies) of which it owns more than 10% of the outstanding voting securities, exceeds 25% of the value of its total assets.

REAL ESTATE. The 1940 Act does not directly restrict an investment company's ability to invest in real estate, but does require that every investment company have a fundamental investment policy governing such investments.

NON-FUNDAMENTAL POLICIES
------------------------

The following investment policies are non-fundamental policies of the Funds and may be changed with respect to any Fund by the Board of Trustees.

Each Fund may not:

1. Invest in illiquid securities in an amount exceeding, in the aggregate, 15% (10% for the Government Money Market Fund) of that Fund's net assets.

2. Purchase securities on margin or effect short sales, except that a Fund may: (i) obtain short-term credits as necessary for the clearance of security transactions; (ii) provide initial and variation margin payments in connection with transactions involving futures contracts and options on such contracts; and (iii) make short sales "against the box" or in compliance with the SEC's position regarding the asset segregation requirements imposed by Section 18 of the 1940 Act.

3. Purchase securities of other investment companies except as permitted by the 1940 Act, the rules and regulations thereunder or pursuant to an exemption therefrom.

4.    Purchase securities while its borrowing exceeds 5% of its total assets.

In addition:

5. The Government Money Market Fund will invest at least 80% of its net assets in obligations issued or guaranteed as to principal or interest by the U.S. government or its agencies or instrumentalities and repurchase agreements secured by such instruments.

6. The Value Fund will invest at least 80% of its net assets in U.S. common stocks of companies with medium to large capitalizations (in excess of $2 billion).

7. The Growth Fund will invest at least 80% of its net assets in U.S. common stocks of companies with medium to large capitalizations (in excess of $2 billion) whose sales and earnings are expected to grow at an above average rate.

8. The Burkenroad Fund will invest at least 80% of its net assets in common stocks and other equity securities of companies with small capitalizations (less than $2 billion) located or doing business in Alabama, Florida, Georgia, Louisiana, Mississippi and Texas.

The foregoing percentages are: (i) based on total assets for limitations 2, 3 and 4 and net assets for limitations 1, 5, 6, 7 and 8; (ii) will apply at the time of purchase of a security; and (iii) shall not be considered violated unless an excess or deficiency occurs or exists immediately after as a result of a purchase of a security.

If a percentage restriction is adhered to at the time of an investment, a later increase or decrease in percentage resulting from changes in values or assets will not constitute a violation of such restriction.

THE ADVISER, TRANSFER AGENT AND CUSTODIANS

ADVISORY SERVICES. Horizon Advisers provides investment management services, personal trust, employee benefit, corporate trust and wealth management services. As of March 31, 2009, Horizon Advisers employed approximately XX people and managed approximately $XX billion in assets. The Adviser is an unincorporated division of Hancock Bank and is a part of Hancock Bank's Trust Department. Hancock Bank is a wholly-owned subsidiary of Hancock Bank Holding Company, a bank holding company headquartered in Gulfport, Mississippi. Hancock Bank's banking activities date to 1899 when Hancock Bank opened its doors in Bay St. Louis with a capitalization of $10,000. As of March 31, 2009, Hancock Bank had total consolidated assets of approximately $X billion and operated XX banking offices. It offers commercial, consumer and mortgage loans and deposit services, as well as trust and fiduciary services, to individuals and middle market businesses in its respective market areas. The Adviser and Hancock Bank are responsible for the management of approximately $XX billion.

ADVISORY AGREEMENT WITH THE TRUST. The Trust and the Adviser have entered into an investment advisory agreement (the "Advisory Agreement") dated May 31, 2000, as amended and restated as of May 21, 2001, with respect to the Funds. The Advisory Agreement provides that the Adviser shall not be protected against any liability to the Trust or its shareholders by reason of misfeasance or negligence generally in the performance of its duties hereunder or its negligent disregard of its obligation and duties under this Agreement.

The continuance of the Advisory Agreement, after the first two years, must be specifically approved at least annually: (i) by the vote of the Trustees or by a vote of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust or, with respect to any Fund, by a majority of the outstanding shares of that Fund, on not less than 30 days' nor more than 60 days' written notice to the Adviser, or by the Adviser on 90 days' written notice to the Trust. (As used in this Agreement, the terms "majority of the outstanding voting securities," "interested persons" and "assignment" have the same meaning as such terms in the 1940 Act).

For its services, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate based on the average daily net assets of each Fund as follows: Government Money Market Fund, 0.40%; Strategic Income Bond Fund, 0.60%; Value Fund, 0.80%; Growth Fund, 0.80%; Diversified International Fund, 1.00%; Quantitative Long/Short Fund, 1.20%; and Burkenroad Fund, 0.95%. The Funds' Adviser has contractually agreed to reduce its advisory fees and reimburse expenses to the extent necessary to keep net expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) from exceeding until May 31, 2010:

------------------------------------------------------------------------------------------------------------
                                                INSTITUTIONAL   INSTITUTIONAL
FUND                              TRUST CLASS    SWEEP CLASS        CLASS       CLASS A   CLASS C   CLASS D
------------------------------------------------------------------------------------------------------------
Government Money Market Fund         0.58%          0.83%             *          1.08%        *         *
------------------------------------------------------------------------------------------------------------
Strategic Income Bond Fund           0.75%             *              *          1.00%     1.75%        *
------------------------------------------------------------------------------------------------------------
Burkenroad Fund                         *              *              *          1.40%        *      1.65%
------------------------------------------------------------------------------------------------------------

* This class is not offered for the indicated Fund.

The Adviser has voluntarily agreed to reduce its fees and reimburse expenses to the extent necessary to keep total annual Fund operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) of Trust Class, Class A and Class C Shares of the Growth Fund and Value Fund from exceeding the following levels:

-------------------------------------------------------------------
FUND                               TRUST CLASS   CLASS A   CLASS C
-------------------------------------------------------------------
Growth Fund                           1.10%       1.35%     2.10%
-------------------------------------------------------------------
Value Fund                            1.10%       1.35%     2.10%
-------------------------------------------------------------------
Diversified International Fund        1.50%       1.75%     2.50%
-------------------------------------------------------------------
Quantitative Long/Short Fund          1.70%       1.95%     2.70%
-------------------------------------------------------------------

These voluntary fee waivers remain in place as of the date of this SAI, but the Adviser may discontinue all or part of these waivers at any time.

The Adviser will not be required to bear expenses of any Fund of the Trust to an extent that would result in a Fund's inability to qualify as a regulated investment company (a "RIC") under provisions of the Internal Revenue Code of 1986, as amended.

For the fiscal years ended January 31, 2007, 2008 and 2009 the Funds paid the following advisory fees to the Adviser:

----------------------------------------------------------------------------------
                                      FEES PAID (000'S)       FEES WAIVED (000'S)
                                   -----------------------------------------------
FUND                                2007      2008     2009   2007    2008   2009
----------------------------------------------------------------------------------
Government Money Market Fund       $ 1,669   $ 2,236   $ xx   $ 234   $ 78   $ xx
----------------------------------------------------------------------------------
Strategic Income Bond Fund         $   579   $   666   $ xx   $ 139   $ 99   $ xx
----------------------------------------------------------------------------------
Value Fund                         $   936   $ 1,214   $ xx   $   0   $  0   $ xx
----------------------------------------------------------------------------------
Growth Fund                        $   627   $   762   $ xx   $   0   $  0   $ xx
----------------------------------------------------------------------------------
Diversified International Fund           *             $ xx       *          $ xx
----------------------------------------------------------------------------------
Quantitative Long/Short Fund             *             $ xx       *          $ xx
----------------------------------------------------------------------------------
Burkenroad Fund                    $   213   $   266   $ xx   $  69   $ 61   $ xx
----------------------------------------------------------------------------------

*     Not in operation during the period.

TRANSFER AGENCY SERVICES. Hancock Bank also serves as the Funds' transfer agent ("Transfer Agent") under a Transfer Agency and Service Agreement dated May 31, 2000 and amended May 31, 2002. Hancock Bank receives an annual fee of $20,000 per class per Fund on the first ten classes and $17,500 per class for any additional classes under the Transfer Agency and Service Agreement.

CUSTODIAN SERVICES. Hancock Bank acts as custodian of the Hancock Horizon Strategic Income Bond Fund, the Hancock Horizon Value Fund, the Hancock Horizon Growth Fund, the Hancock Horizon Burkenroad Fund, the Hancock Horizon Government Money Market Fund, and the Diversified International Fund. Hancock Bank holds cash, securities and other assets of the Trust as required by the 1940 Act. Under the Custody Agreement dated May 31, 2000, the Trust shall pay Hancock Bank at an annual rate, based on each Fund's average daily net assets, of 0.03%, subject to a minimum of $250 per month per Fund. U.S. Bank National Association, 800 Nicollet Mall, Minneapolis, Minnesota 55402-4302, serves as the custodian of the Hancock Horizon Quantitative Long/Short Fund. U.S. Bank National Association holds cash, securities and other assets of the Fund as required by the 1940 Act.

SHAREHOLDER SERVICES. The Funds and Hancock Bank have also entered into a shareholder servicing agreement pursuant to which Hancock Bank provides certain shareholder services to Class A, Class C,

Class D and Institutional Sweep shareholders (the "Service Plan"). Under the Service Plan, Hancock Bank may perform, or may compensate other service providers, including Hancock Investment Services, Inc., for performing the following shareholder services: maintaining client accounts; arranging for bank wires; responding to client inquiries concerning services provided on investments; assisting clients in changing dividend options, account designations and addresses; sub-accounting; providing information on share positions to clients; forwarding shareholder communications to clients; processing purchase, exchange and redemption orders; and processing dividend payments. Under the Service Plan, the Funds may pay Hancock Bank a fee at a rate of up to 0.25% annually of the average daily net assets of the Funds attributable to Class A, Class C, Class D and Institutional Sweep Shares subject to the arrangement for provision of shareholder and administrative services. Hancock Bank may retain as a profit any difference between the fee it receives and the amount it pays to third parties.

For the fiscal year ended January 31, 2009, the Funds paid the following shareholder servicing fees to Hancock Bank:

------------------------------------------------------
FUND                                FEES PAID (000'S)
------------------------------------------------------
Government Money Market Fund               $xx
------------------------------------------------------
Strategic Income Bond Fund                 $xx
------------------------------------------------------
Value Fund                                 $xx
------------------------------------------------------
Growth Fund                                $xx
------------------------------------------------------
Burkenroad Fund                            $xx
------------------------------------------------------

THE SUB-ADVISER

DIVERSIFIED INTERNATIONAL FUND
------------------------------

Earnest Partners, LLC, a Delaware limited liability company established in 1998, serves as the sub-adviser to the Diversified International Fund. Earnest Partners, LLC's principal place of business is located at 1180 Peachtree Street, Suite 2300, Atlanta, GA 30309. As of March 31, 2009, Earnest Partners, LLC had approximately $xx billion in assets under management. Earnest Partners, LLC is responsible for the day-to-day management of the Diversified International Fund's investments.

SUB-ADVISORY AGREEMENT. The Sub-Adviser and the Adviser have entered into an investment sub-advisory agreement (the "Sub-Advisory Agreement"). Under the Sub-Advisory Agreement, the Sub-Adviser serves as the investment adviser for the Diversified International Fund, makes investment decisions for the Fund and administers the investment program of the Fund, subject to the supervision of, and policies established by, the Adviser and the Board. After the initial two-year term, the continuance of the Sub-Advisory Agreement must be specifically approved at least annually: (i) by the vote of the Trustees or by a vote of the shareholders of the Fund and (ii) by the vote of a majority of the Trustees who are not parties to the Sub-Advisory Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Sub-Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Board. The Sub-Advisory Agreement provide that the Sub-Adviser shall not be protected against any liability to the Trust or its shareholders by reason of misfeasance or negligence generally in the performance of its duties hereunder or its negligent disregard of its obligation and duties thereunder.

SUB-ADVISORY FEES. For the services provided pursuant to the Sub-Advisory Agreement, the Sub-Adviser receives an annual fee from the Adviser at the following annual rates, based on the average daily net assets of the Diversified International Fund:

         --------------------------------------------------------------
                      FUND                SUB-ADVISORY FEE
         --------------------------------------------------------------
         Diversified International Fund   0.50% for assets up to $100
                                          million and 0.45% for assets
                                          over $100 million
         --------------------------------------------------------------

THE PORTFOLIO MANAGERS

Except for the Government Money Market Fund, this section includes information about the Funds' portfolio managers, including information about other accounts they manage, the dollar range of Fund shares they own and how they are compensated.

COMPENSATION. The Adviser compensates the Funds' portfolio managers for their management of the Funds. Each of the Fund's portfolio managers' compensation consists of a base salary and a discretionary cash bonus, which is based on the percentile ranking of each Fund relative to its Lipper Classification's 1-, 3- and 5-year pre-tax performance history. In addition, the parent company of the Adviser, Hancock Bank, may award stock options and restricted stock based on a portfolio manager's tenure and overall performance and the overall success of the Bank. A portfolio manager's base salary is determined at the time of employment and may increase throughout employment.

FUND SHARES OWNED BY PORTFOLIO MANAGERS. The following table shows the dollar amount range of each portfolio manager's "beneficial ownership" of shares of the Funds. Dollar amount ranges disclosed are established by the SEC. "Beneficial ownership" is determined in accordance with Rule 16a-1(a)(2) under the Securities and Exchange Act of 1934 (the "1934 Act").

-------------------------------------------------------- ------------------------------------------------------------------
Name                                                                     Dollar Range of Fund Shares Owned*
-------------------------------------------------------- ------------------------------------------------------------------
David Lundgren                                                                $xx - $xx (Value Fund)
                                                                              $xx - $xx (Growth Fund)
                                                                            $xx - $xx (Burkenroad Fund)
-------------------------------------------------------- ------------------------------------------------------------------
John Portwood                                                         $xx - $xx (Strategic Income Bond Fund)
                                                                              $xx - $xx (Value Fund)
                                                                              $xx - $xx (Growth Fund)
                                                                    $xx - $xx (Diversified International Fund)
                                                                     $xx - $xx (Quantitative Long/Short Fund)
                                                                            $xx - $xx (Burkenroad Fund)
-------------------------------------------------------- ------------------------------------------------------------------
Jeffery Tanguis                                                       $xx - $xx (Strategic Income Bond Fund)
                                                                     $xx - $xx (Government Money Market Fund)
-------------------------------------------------------- ------------------------------------------------------------------
Paula Chastain                                                       $xx - $xx (Quantitative Long/Short Fund)
-------------------------------------------------------- ------------------------------------------------------------------
Jacob Hartl                                                          $xx - $xx (Quantitative Long/Short Fund)
-------------------------------------------------------- ------------------------------------------------------------------
Kristy Oehms                                                        $xx - $xx (Diversified International Fund)
-------------------------------------------------------- ------------------------------------------------------------------
Paul E. Viera                                                       $xx - $xx (Diversified International Fund)
-------------------------------------------------------- ------------------------------------------------------------------

*     Valuation date is January 31, 2008.

OTHER ACCOUNTS. In addition to the Funds, certain portfolio managers are responsible for the day-to-day management of certain other accounts, as listed below. None of the accounts listed below are subject to a performance-based advisory fee. The information provided below is as of January 31, 2009.

---------------------- -------------------------------- ---------------------------------- --------------------------------
                                 Registered
                            Investment Companies                  Other Pooled
        Name                (excluding the Funds)              Investment Vehicles                 Other Accounts
---------------------- -------------------------------- ---------------------------------- --------------------------------
                         Number of      Total Assets       Number of       Total Assets      Number of      Total Assets
                          Accounts                          Accounts                          Accounts
---------------------- --------------- ---------------- ----------------- ---------------- --------------- ----------------
David Lundgren               xx              $xx               xx               $xx              xx          $xx million
---------------------- --------------- ---------------- ----------------- ---------------- --------------- ----------------
Jeffery Tanguis              xx              $xx               xx               $xx              xx          $xx million
---------------------- --------------- ---------------- ----------------- ---------------- --------------- ----------------
John Portwood                xx              $xx               xx               $xx              xx          $xx million
---------------------- --------------- ---------------- ----------------- ---------------- --------------- ----------------
Paula Chastain               xx              $xx               xx               $xx              xx          $xx million
---------------------- --------------- ---------------- ----------------- ---------------- --------------- ----------------
Jacob Hartl                  xx              $xx               xx               $xx              xx          $xx million
---------------------- --------------- ---------------- ----------------- ---------------- --------------- ----------------
Kristy Oehms                 xx              $xx               xx               $xx              xx          $xx million
---------------------- --------------- ---------------- ----------------- ---------------- --------------- ----------------
Paul E. Viera                xx              $xx               xx               $xx              xx          $xx million
---------------------- --------------- ---------------- ----------------- ---------------- --------------- ----------------

CONFLICTS OF INTERESTS. The portfolio managers' management of "other accounts" may give rise to potential conflicts of interest in connection with their management of the Funds' investments, on the one hand, and the investments of the other accounts, on the other. The other accounts may have the same investment objective as a Fund. Therefore, a potential conflict of interest may arise as a result of the identical investment objectives, whereby the portfolio manager could favor one account over another. Another potential conflict could include the portfolio managers' knowledge about the size, timing and possible market impact of Fund trades, whereby a portfolio manager could use this information to the advantage of other accounts and to the disadvantage of the Fund. However, the Adviser and Sub-Adviser have established policies and procedures to ensure that the purchase and sale of securities among all accounts they manage are fairly and equitably allocated. In addition, accounts managed by the Sub-Adviser are managed to model portfolios that are approved by the investment committee, and trades are allocated on a pro-rata basis to all accounts so that no one account is advantaged over another pursuant to trade allocation policies and procedures.

THE ADMINISTRATOR

GENERAL. SEI Investments Global Funds Services (the "Administrator"), a Delaware statutory trust, has its principal business offices at One Freedom Valley Drive, Oaks, Pennsylvania 19456. SEI Investments Management Corporation ("SIMC"), a wholly-owned subsidiary of SEI Investments Company ("SEI Investments"), is the owner of all beneficial interest in the Administrator. SEI Investments and its subsidiaries and affiliates, including the Administrator, are leading providers of fund valuation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors, and money managers. The Administrator and its affiliates also serve as administrator or sub-administrator to other mutual funds.

ADMINISTRATION AGREEMENT WITH THE TRUST. The Trust and the Administrator have entered into an administration agreement (the "Administration Agreement"). Under the Administration Agreement, the Administrator provides the Trust with administrative services, including regulatory reporting and all necessary office space, equipment, personnel and facilities.

Pursuant to a schedule to the Administration Agreement, the Administrator also serves as the shareholder servicing agent for each Fund whereby the Administrator provides certain shareholder services to the Funds.

The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Administrator in the performance of its duties or from reckless disregard by it of its duties and obligations thereunder.

ADMINISTRATION FEES PAID TO THE ADMINISTRATOR. For its services under the Administration Agreement, the Administrator is entitled to a fee, which is detailed below in the following schedule:

            -----------------------------------------------------------
                FEE (AS A PERCENTAGE OF
            AGGREGATE AVERAGE ANNUAL ASSETS)    AGGREGATE TRUST ASSETS
            -----------------------------------------------------------
                         0.125%                   First $350 million
            -----------------------------------------------------------
                          0.10%                   Next $400  million
            -----------------------------------------------------------
                          0.08%                   Next $750  million
            -----------------------------------------------------------

The foregoing fee is subject to a minimum annual fee of $400,000, subject to the following qualifications:

o For each Fund opened hereafter, the minimum annual fee will be increased by $75,000; and

o For each additional class of shares of a Fund established after the initial three (3) classes of shares per Fund, the minimum annual fee will be increased by $10,000.

The Trust is separately charged $8 per call for each incoming and outgoing investor service call. Further, if the Trust opens a Fund or a class directed toward retail investors, the Trust is charged for the Trust's use of the Administrator's Voice Response Unit at the then-prevailing fee.

For the fiscal years ended January 31, 2007, 2008 and 2009, the Administrator received the following fees:

----------------------------------------------------------------------------
                                    FEES PAID (000'S)   FEES WAIVED (000'S)
                                   -----------------------------------------
FUND                               2007   2008   2009   2007   2008   2009
----------------------------------------------------------------------------
Government Money Market Fund       $477   $575    $xx     $0    $ 0    $xx
----------------------------------------------------------------------------
Strategic Income Bond Fund         $110   $114    $xx     $0    $ 0    $xx
----------------------------------------------------------------------------
Value Fund                         $134   $156    $xx     $0    $ 0    $xx
----------------------------------------------------------------------------
Growth Fund                        $ 90   $ 98    $xx     $0    $ 0    $xx
----------------------------------------------------------------------------
Diversified International Fund        *   $ xx    $xx      *    $xx    $xx
----------------------------------------------------------------------------
Quantitative Long/Short Fund          *   $ xx    $xx      *    $xx    $xx
----------------------------------------------------------------------------
Burkenroad Fund                    $ 26   $ 29    $xx     $0    $ 0    $xx
----------------------------------------------------------------------------

*     Not in operation during the period.

THE DISTRIBUTOR

GENERAL. The Trust and SEI Investments Distribution Co. (the "Distributor"), a wholly-owned subsidiary of SEI Investments, and an affiliate of the Administrator, are parties to a distribution agreement dated May 31, 2000 ("Distribution Agreement"), whereby the Distributor acts as principal underwriter for the Trust. The principal business address of the Distributor is One Freedom Valley Drive, Oaks, Pennsylvania 19456.

The continuance of the Distribution Agreement must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of the Fund and (ii) by the vote of a majority of the Trustees who are not "interested persons" of the Trust and have no direct or indirect financial interest in the operations of the Distribution Agreement or any related agreement, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement will terminate automatically in the event of its assignment (as such term is defined in the 1940 Act), and is terminable at any time without penalty by the Board or, with respect to any Fund, by a majority of the outstanding shares of that Fund, upon not more than 60 days' written notice by either party. The Distribution Agreement provides that the Distributor shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

THE DISTRIBUTION PLAN. The Distribution Plan (the "Plan") provides that Class A Shares of the Government Money Market Fund pay the Distributor a maximum annual fee of 0.25%, Class C Shares of the Strategic Income Bond Fund, Value Fund and Growth Fund each pay the Distributor a maximum annual fee of 0.75%, and Class D Shares of the Burkenroad Fund pay the Distributor a maximum annual fee of 0.25%, respectively, of the average daily net assets of the shares. Under the Plan, the Distributor may make payments pursuant to written agreements to financial institutions and intermediaries such as banks, savings and loan associations and insurance companies including, without limit, investment counselors, broker-dealers and the Distributor's affiliates and subsidiaries (collectively, "Agents") as compensation for services and reimbursement of expenses incurred in connection with distribution assistance. The Plan is characterized as a compensation plan since the distribution fee will be paid to the Distributor without regard to the distribution expenses incurred by the Distributor or the amount of payments made to other financial institutions and intermediaries. The Trust intends to operate the Plan in accordance with its terms and with the Financial Industry Regulatory Authority ("FINRA") rules concerning sales charges.

The Trust has adopted the Plan in accordance with the provisions of Rule 12b-1 under the 1940 Act, which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares. Continuance of the Plan must be approved annually by a majority of the Trustees of the Trust and by a majority of the Trustees who are not interested persons (as defined in the 1940 Act) of the Trust and have no direct or indirect financial interest in the operation of the Plan, or in any agreement related to the Plan ("Qualified Trustees"). The Plan requires that quarterly written reports of amounts spent under the Plan and the purposes of such expenditures be furnished to and reviewed by the Trustees. The Plan may not be amended to increase materially the amount that may be spent thereunder without approval by a majority of the outstanding shares of the affected Fund(s). All material amendments of the Plan will require approval by a majority of the Trustees of the Trust and of the Qualified Trustees.

For the fiscal years ended January 31, 2007, 2008 and 2009, the Funds paid the Distributor the following fees:

--------------------------------------------------------------------------------------------------
                                                                                12b-1 FEES
                                                12b-1 FEES PAID           RETAINED BY DISTRIBUTOR
                                          --------------------------------------------------------
FUND                                        2007        2008      2009    2007      2008     2009
--------------------------------------------------------------------------------------------------
Government Money Market Fund (Class A)    $ 453,210   $ 714,374   $ xx    $  0      $  0     $ xx
--------------------------------------------------------------------------------------------------
Strategic Income Bond Fund (Class C)      $     954   $     920   $ xx    $  0      $  0     $ xx
--------------------------------------------------------------------------------------------------
Value Fund (Class C)                      $   7,077   $  15,385   $ xx    $  3      $ 15     $ xx
--------------------------------------------------------------------------------------------------
Growth Fund (Class C)                     $   3,996   $   3,117   $ xx    $  0      $  0     $ xx
--------------------------------------------------------------------------------------------------
Burkenroad Fund (Class D)                 $  16,226   $  17,944   $ xx    $ 12      $ 29     $ xx
--------------------------------------------------------------------------------------------------

DEALER REALLOWANCES. Except for the Government Money Market Fund, Class A Shares of the Funds are sold subject to a front-end sales charge as described in the prospectus. Selling dealers are normally reallowed 100% of the sales charge by the Distributor. The following table shows the amount of the front-end sales charge that is reallowed to dealers as a percentage of the offering price of Class A Shares.

------------------------------------------------------------------------------------------------------------
                                            DEALER REALLOWANCE AS A PERCENTAGE OF OFFERING PRICE
                                  --------------------------------------------------------------------------
                                              $50,000                    $250,000   $500,000
                                    Less      but less     $100,000      but less   but less
                                    than        than     but less than     than       than       $1,000,000
FUND                              $50,000    $100,000     $250,000      $500,000   $1,000,000     and over
------------------------------------------------------------------------------------------------------------
Strategic Income Bond Fund          4.00%      3.25%         2.50%         1.75%       1.50%        None
------------------------------------------------------------------------------------------------------------
Value Fund                          5.25%      4.50%         3.50%         2.50%       2.00%        None
------------------------------------------------------------------------------------------------------------
Growth Fund                         5.25%      4.50%         3.50%         2.50%       2.00%        None
------------------------------------------------------------------------------------------------------------
Diversified International Fund      5.25%      4.50%         3.50%         2.50%       2.00%        None
------------------------------------------------------------------------------------------------------------
Quantitative Long/Short Fund        5.25%      4.50%         3.50%         2.50%       2.00%        None
------------------------------------------------------------------------------------------------------------
Burkenroad Fund                     5.25%      4.50%         3.50%         2.50%       2.00%        None
------------------------------------------------------------------------------------------------------------

Dealers that are reallowed the entire amount of the sales charge may be deemed to be underwriters within the meaning of the 1933 Act for the purposes of assessing civil liability.

PAYMENTS TO FINANCIAL INTERMEDIARIES

The Adviser, Sub-Adviser and/or its affiliates, at their discretion, may make payments from their own resources and not from Fund assets to affiliated or unaffiliated brokers, dealers, banks (including bank trust departments), trust companies, registered investment advisers, financial planners, retirement plan administrators, insurance companies, and any other institution having a service, administration, or any similar arrangement with the Funds, their service providers or their respective affiliates, as incentives to help market and promote the Funds and/or in recognition of their distribution, marketing, administrative services, and/or processing support.

These additional payments may be made to financial intermediaries that sell Fund shares or provide services to the Funds, the Distributor or shareholders of the Funds through the financial intermediary's retail distribution channel and/or fund supermarkets. Payments may also be made through the financial intermediary's retirement, qualified tuition, fee-based advisory, wrap fee bank trust, or insurance (e.g., individual or group annuity) programs. These payments may include, but are not limited to, placing a Fund in a financial intermediary's retail distribution channel or on a preferred or recommended fund list; providing business or shareholder financial planning assistance; educating financial intermediary personnel about the Funds; providing access to sales and management representatives of the financial intermediary; promoting sales of Fund shares; providing marketing and educational support; maintaining share balances and/or for sub-accounting, administrative or shareholder transaction processing services. A financial intermediary may perform the services itself or may arrange with a third party to perform the services.

The Adviser, Sub-Adviser and/or its affiliates may also make payments from their own resources to financial intermediaries for costs associated with the purchase of products or services used in connection with sales and marketing, participation in and/or presentation at conferences or seminars, sales or training programs, client and investor entertainment and other sponsored events. The costs and expenses associated with these efforts may include travel, lodging, sponsorship at educational seminars and conferences, entertainment and meals to the extent permitted by law.

Revenue sharing payments may be negotiated based on a variety of factors, including the level of sales, the amount of Fund assets attributable to investments in the Fund by financial intermediaries' customers, a flat fee or other measures as determined from time to time by the Adviser, Sub-Adviser and/or its affiliates. A significant purpose of these payments is to increase the sales of Fund shares, which in turn may benefit the Adviser through increased fees as Fund assets grow.

SHAREHOLDER SERVICES

The Funds have entered into shareholder servicing agreements with third-party service providers (including Hancock Bank as described above under "The Adviser, Transfer Agent and Custodian") pursuant to which the service providers provide certain shareholder services to Class A, Class C, Class D and Institutional Sweep Class shareholders (the "Service Plan"). Under the Service Plan, service providers may perform, or may compensate other service providers for performing, the following shareholder services: maintaining client accounts; arranging for bank wires; responding to client inquiries concerning services provided on investments; assisting clients in changing dividend options, account designations and addresses; sub-accounting; providing information on share positions to clients; forwarding shareholder communications to clients; processing purchase, exchange and redemption orders; and processing dividend payments. Under the Service Plan, the Funds may pay service providers a fee at a rate of up to a maximum of 0.25% annually of the average daily net assets of the Funds attributable to Class A, Class C, Class D and Institutional Sweep Class Shares, respectively, subject to the arrangement for provision of shareholder and administrative services.

For the fiscal years ended January 31, 2007, 2008 and 2009, the Funds paid the following shareholder servicing fees:

------------------------------------------------------
                                  FEES PAID (000'S)
                                 ---------------------
FUND                             2007    2008    2009
------------------------------------------------------
Government Money Market Fund     $ 700   $ 939   $ xx
------------------------------------------------------
Strategic Income Bond Fund       $  36   $  51   $ xx
------------------------------------------------------
Value Fund                       $ 111   $ 163   $ xx
------------------------------------------------------
Growth Fund                      $  78   $ 101   $ xx
------------------------------------------------------
Burkenroad Fund                  $  56   $  70   $ xx
------------------------------------------------------

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

_______________________________________________________________________________,
serves as independent registered public accounting firm for the Funds.
Ernst & Young LLP performs annual audits of the Funds' financial statements and provides other audit-related services.

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP, 1701 Market Street, Philadelphia, PA 19103-2921, serves as legal counsel to the Trust.

TRUSTEES AND OFFICERS OF THE TRUST

BOARD RESPONSIBILITIES. The management and affairs of the Trust and the Funds are supervised by the Trustees under the laws of the Commonwealth of Massachusetts. Each Trustee is responsible for overseeing the Funds and each of the Trust's additional other series, which includes funds not described in this SAI. The Trustees have approved contracts, as described above, under which certain companies provide essential management services to the Trust.

MEMBERS OF THE BOARD. Set forth below are the names, dates of birth, position with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as a Trustee of the Trust. Unless otherwise noted, the business address of each Trustee is SEI Investments Company, One Freedom Valley Drive, Oaks, Pennsylvania 19456.

------------------------------------------------------------------------------------------------------------------------------------
                            POSITION
                           WITH TRUST
       NAME AND            AND LENGTH            PRINCIPAL OCCUPATIONS
    DATE OF BIRTH            OF TERM              IN THE PAST 5 YEARS                         OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES
-------------------
------------------------------------------------------------------------------------------------------------------------------------
Robert Nesher             Chairman of      SEI employee 1974 to present;        Trustee of The Advisors' Inner Circle Fund, Bishop
(08/17/46)                the Board of     currently performs various           Street Funds, SEI Daily Income Trust, SEI
                          Trustees*        services on behalf of SEI            Institutional International Trust, SEI
                          (since 1991)     Investments for which Mr. Nesher     Institutional Investments Trust, SEI Institutional
                                           is compensated. President and        Managed Trust, SEI Liquid Asset Trust, SEI Asset
                                           Director of SEI Opportunity Fund,    Allocation Trust and SEI Tax Exempt Trust. Director
                                           L.P. and SEI Structured Credit       of SEI Global Master Fund plc, SEI Global Assets
                                           Fund, LP. President and Chief        Fund plc, SEI Global Investments Fund plc, SEI
                                           Executive Officer of SEI Alpha       Investments--Global Funds Services, Limited, SEI
                                           Strategy Portfolios, LP, June 2007   Investments Global, Limited, SEI Investments
                                           to present.                          (Europe) Ltd., SEI Investments--Unit Trust
                                                                                Management (UK) Limited, SEI Multi-Strategy Funds
                                                                                PLC, SEI Global Nominee Ltd. and SEI Alpha Strategy
                                                                                Portfolios, LP.
------------------------------------------------------------------------------------------------------------------------------------
William M. Doran          Trustee*         Self-Employed Consultant since       Trustee of The Advisors' Inner Circle Fund, Bishop
(05/26/40)                (since 1992)     2003. Partner at Morgan, Lewis &     Street Funds, SEI Daily Income Trust, SEI
                                           Bockius LLP (law firm) from 1976     Institutional International Trust, SEI
                                           to 2003. Counsel to the Trust, SEI   Institutional Investments Trust, SEI Institutional
                                           Investments, SIMC, the               Managed Trust, SEI Liquid Asset Trust, SEI Asset
                                           Administrator and the Distributor.   Allocation Trust and SEI Tax Exempt Trust. Director
                                                                                of SEI Alpha Strategy Portfolios, LP since June
                                                                                2007. Director of SEI Investments (Europe),
                                                                                Limited, SEI Investments--Global Funds Services,
                                                                                Limited, SEI Investments Global, Limited, SEI
                                                                                Investments (Asia), Limited and SEI Asset Korea
                                                                                Co., Ltd. Director of the Distributor since 2003.
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
--------------------
------------------------------------------------------------------------------------------------------------------------------------
Charles E. Carlbom        Trustee          Self-Employed Business Consultant,   Trustee of The Advisors' Inner Circle Fund and
(08/20/34)                (since 2005)     Business Projects Inc. since 1997.   Bishop Street Funds; Board Member, Oregon Transfer
                                                                                Co., and O.T. Logistics, Inc.
------------------------------------------------------------------------------------------------------------------------------------
John K. Darr              Trustee          Retired. CEO, Office of Finance,     Trustee of The Advisors' Inner Circle Fund and
(08/17/44)                (since 2008)     Federal Home Loan Bank, from 1992    Bishop Street Funds, Director of Federal Home Loan
                                           to 2007.                             Bank of Pittsburgh and Manna, Inc. (non-profit
                                                                                developer of affordable housing for ownership).
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                            POSITION
                           WITH TRUST
       NAME AND            AND LENGTH            PRINCIPAL OCCUPATIONS
    DATE OF BIRTH            OF TERM              IN THE PAST 5 YEARS                         OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
Mitchell A. Johnson       Trustee          Retired.                             Trustee of The Advisors' Inner Circle Fund, Bishop
(03/01/42)                (since 2005)                                          Street Funds, SEI Asset Allocation Trust, SEI Daily
                                                                                Income Trust, SEI Institutional International
                                                                                Trust, SEI Institutional Managed Trust, SEI
                                                                                Institutional Investments Trust, SEI Liquid Asset
                                                                                Trust, SEI Tax Exempt Trust and SEI Alpha Strategy
                                                                                Portfolios, LP. Director, Federal Agricultural
                                                                                Mortgage Corporation (Farmer Mac) since 1997.
------------------------------------------------------------------------------------------------------------------------------------
Betty L. Krikorian        Trustee          Vice President, Compliance, AARP     Trustee of The Advisors' Inner Circle Fund and
(01/23/43)                (since 2005)     Financial Inc. since 2008.           Bishop Street Funds.
                                           Self-Employed Legal and Financial
                                           Services Consultant since 2003.
                                           Counsel (in-house) for State
                                           Street Bank from 1995 to 2003.
------------------------------------------------------------------------------------------------------------------------------------
James M. Storey           Trustee          Attorney, Solo Practitioner since    Trustee/Director of The Advisors' Inner Circle
(04/12/31)                (since 1994)     1994.                                Fund, Bishop Street Funds, U.S. Charitable Gift
                                                                                Trust, SEI Daily Income Trust, SEI Institutional
                                                                                International Trust, SEI Institutional Investments
                                                                                Trust, SEI Institutional Managed Trust, SEI Liquid
                                                                                Asset Trust, SEI Asset Allocation Trust, SEI Tax
                                                                                Exempt Trust and SEI Alpha Strategy Portfolios,
                                                                                L.P.
------------------------------------------------------------------------------------------------------------------------------------
George J. Sullivan, Jr.   Trustee          Self-employed Consultant, Newfound   Trustee/Director of State Street Navigator
(11/13/42)                (since 1999)     Consultants Inc. since April 1997.   Securities Lending Trust, The Advisors' Inner
                                                                                Circle Fund, Bishop Street Funds, SEI Opportunity
                                                                                Fund, L.P., SEI Structured Credit Fund, LP, SEI
                                                                                Daily Income Trust, SEI Institutional International
                                                                                Trust, SEI Institutional Investments Trust, SEI
                                                                                Institutional Managed Trust, SEI Liquid Asset
                                                                                Trust, SEI Asset Allocation Trust, SEI Tax Exempt
                                                                                Trust and SEI Alpha Strategy Portfolios, LP; member
                                                                                of the independent review committee for SEI's
                                                                                Canadian-registered mutual funds.
------------------------------------------------------------------------------------------------------------------------------------

* Denotes Trustees who may be deemed to be "interested" persons of the Funds as that term is defined in the 1940 Act by virtue of their affiliation with the Distributor and/or its affiliates.

BOARD COMMITTEES. The Board has established the following standing committees:

o AUDIT COMMITTEE. The Board has a standing Audit Committee that is composed of each of the independent Trustees of the Trust. The Audit Committee operates under a written charter approved by the Board. The principal responsibilities of the Audit Committee include: recommending which firm to engage as each Fund's independent registered public accounting firm and whether to terminate this relationship; reviewing the independent registered public accounting firm's compensation, the proposed scope and terms of its engagement, and the firm's independence; pre-approving audit and non-audit services provided by each Fund's independent registered public accounting firm to the Trust and certain other affiliated entities; serving as a channel of communication between the independent registered public accounting firm and the Trustees; reviewing the results of each external audit, including any qualifications in the independent registered public accounting firm's opinion, any related management letter, management's responses to recommendations made by the independent registered public accounting firm in connection with the audit; reports submitted to the Committee by the internal auditing department of the Trust's Administrator that are material to the Trust as a whole, if any, and management's responses to any such reports; reviewing each Fund's audited financial statements and considering any significant disputes between the Trust's management and the independent registered public accounting firm that arose in connection with the preparation of those financial statements; considering, in consultation with the independent registered public accounting firm and the Trust's senior internal accounting executive, if any, the independent registered public accounting firms' reports on the adequacy of the Trust's internal financial controls; reviewing, in consultation with each Fund's independent registered public accounting firm, major changes regarding auditing and accounting principles and practices to be followed when preparing each Fund's financial statements; and other audit related matters. Ms. Krikorian and Messrs. Carlbom, Darr, Johnson, Storey and Sullivan currently serve as members of the Audit Committee. The Audit Committee meets periodically, as necessary, and met five times during the most recently completed fiscal year.

o FAIR VALUE PRICING COMMITTEE. The Board has a standing Fair Value Pricing Committee that is composed of at least one Trustee and various representatives of the Trust's service providers, as appointed by the Board. The Fair Value Pricing Committee operates under procedures approved by the Board. The principal responsibility of the Fair Value Pricing Committee is to determine the fair value of securities for which current market quotations are not readily available. The Fair Value Pricing Committee's determinations are reviewed by the Board. Mr. Nesher, interested Trustee, currently serves as the Board's delegate on the Fair Value Pricing Committee. The Fair Value Pricing Committee meets periodically, as necessary, and met 12 times during the most recently completed fiscal year.

o GOVERNANCE COMMITTEE. The Board has a standing Governance Committee (formerly the Nominating Committee) that is composed of each of the independent Trustees of the Trust. The Governance Committee operates under a written charter approved by the Board. The principal responsibilities of the Governance Committee include: considering and reviewing Board governance and compensation issues; conducting a self-assessment of the Board's operations; selecting and nominating all persons to serve as Independent Trustees and evaluating the qualifications of "interested" Trustee candidates; and reviewing shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the Trust's office. Ms. Krikorian and Messrs. Carlbom, Darr, Johnson, Storey, and Sullivan currently serve as members of the Governance Committee. The Governance Committee meets periodically, as necessary, and met three times during the most recently completed fiscal year.

FUND SHARES OWNED BY BOARD MEMBERS. The following table shows the dollar amount range of each Trustee's "beneficial ownership" of shares of the Funds as of the most recently completed calendar year. Dollar amount ranges disclosed are established by the SEC. "Beneficial ownership" is determined in accordance with Rule 16a-1(a)(2) under the 1934 Act. The Trustees and officers of the Trust own less than 1% of the outstanding shares of the Trust.

--------------------------------------------------------------------------------
                                                         AGGREGATE DOLLAR
                                                             RANGE OF
NAME              DOLLAR RANGE OF FUND SHARES*         SHARES (ALL FUNDS)*
--------------------------------------------------------------------------------
         INTERESTED TRUSTEES
         -------------------
--------------------------------------------------------------------------------

Nesher                        None                             None
--------------------------------------------------------------------------------
Doran                         None                             None
--------------------------------------------------------------------------------
         INDEPENDENT TRUSTEES
         --------------------
--------------------------------------------------------------------------------
Carlbom                       None                             None
--------------------------------------------------------------------------------
Darr                          None                             None
--------------------------------------------------------------------------------
Johnson                       None                             None
--------------------------------------------------------------------------------
Krikorian                     None                             None
--------------------------------------------------------------------------------
Storey                        None                             None
--------------------------------------------------------------------------------
Sullivan                      None                             None
--------------------------------------------------------------------------------

*     Valuation date is December 31, 2008.

BOARD COMPENSATION. The Trust paid the following fees to the Trustees during its most recently completed fiscal year ended January 31, 2009.

--------------------------------------------------------------------------------------------------------------
                                         PENSION OR          ESTIMATED
                                     RETIREMENT BENEFITS   ANNUAL BENEFITS
                       AGGREGATE      ACCRUED AS PART OF        UPON            TOTAL COMPENSATION FROM THE
NAME                  COMPENSATION      FUND EXPENSES        RETIREMENT           TRUST AND FUND COMPLEX**
--------------------------------------------------------------------------------------------------------------
Robert A. Nesher*         $xx                $xx                 $xx         $xx for service on one (1) board
--------------------------------------------------------------------------------------------------------------
William M. Doran*         $xx                $xx                 $xx         $xx for service on one (1) board
--------------------------------------------------------------------------------------------------------------
Charles E. Carlbom        $xx                $xx                 $xx         $xx for service on one (1) board
--------------------------------------------------------------------------------------------------------------
John K. Darr**            $xx                $xx                 $xx         $xx for service on one (1) board
--------------------------------------------------------------------------------------------------------------
Mitchell A. Johnson       $xx                $xx                 $xx         $xx for service on one (1) board
--------------------------------------------------------------------------------------------------------------
Betty L. Krikorian        $xx                $xx                 $xx         $xx for service on one (1) board
--------------------------------------------------------------------------------------------------------------
James M. Storey           $xx                $xx                 $xx         $xx for service on one (1) board
--------------------------------------------------------------------------------------------------------------
George J. Sullivan        $xx                $xx                 $xx         $xx for service on one (1) board
--------------------------------------------------------------------------------------------------------------

*     A Trustee who is an "interested person" as defined by the 1940 Act.

**    The Trust is the only investment company in the "Fund Complex."

TRUST OFFICERS. Set forth below are the names, dates of birth, position with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as the Executive Officers of the Trust. Unless otherwise noted, the business address of each officer is SEI Investments Company, One Freedom Valley Drive, Oaks, Pennsylvania 19456. The Chief Compliance Officer is the only officer who receives compensation from the Trust for his services.

Certain officers of the Trust also serve as officers of one or more mutual funds for which SEI Investments

Company or its affiliates act as investment manager, administrator or distributor.

------------------------------------------------------------------------------------------------------------------------------------
                              POSITION WITH                                                                          OTHER
        NAME AND                TRUST AND                                                                        DIRECTORSHIPS
      DATE OF BIRTH           LENGTH OF TERM                  PRINCIPAL OCCUPATIONS IN PAST 5 YEARS                   HELD
------------------------------------------------------------------------------------------------------------------------------------
Philip T. Masterson             President         Managing Director of SEI Investments since 2006. Vice          None.
(03/12/64)                     (since 2008)       President and Assistant Secretary of the Administrator from
                                                  2004 to 2006. General Counsel of Citco Mutual Fund Services
                                                  from 2003 to 2004. Vice President and Associate Counsel for the Oppenheimer Funds from 2001 to 2003.
------------------------------------------------------------------------------------------------------------------------------------
Michael Lawson                  Treasurer,        Director, SEI Investments, Fund Accounting since July 2005.    None.
(10/08/60)                 Controller and Chief   Manager, SEI Investments, Fund Accounting from April 1995 to
                             Financial Officer    February 1998 and November 1998 to October 1998.
                               (since 2005)
------------------------------------------------------------------------------------------------------------------------------------
Russell Emery                Chief Compliance     Chief Compliance Officer of SEI Structured Credit Fund, LP     None.
(12/18/62)                        Officer         and SEI Alpha Strategy Portfolios, LP since June 2007. Chief
                               (since 2006)       Compliance Officer of SEI Opportunity Fund, L.P., SEI
                                                  Institutional Managed Trust, SEI Asset Allocation Trust, SEI
                                                  Institutional International Trust, SEI Institutional
                                                  Investments Trust, SEI Daily Income Trust, SEI Liquid Asset
                                                  Trust and SEI Tax Exempt Trust since March 2006. Director of
                                                  Investment Product Management and Development, SEI
                                                  Investments, since February 2003; Senior Investment Analyst
                                                  - Equity Team, SEI Investments, from March 2000 to February
                                                  2003.
------------------------------------------------------------------------------------------------------------------------------------
Carolyn Mead                Vice President and    Counsel at SEI Investments since 2007. Associate at            None.
(07/08/57)                  Assistant Secretary   Stradley, Ronon, Stevens & Young from 2004 to 2007. Counsel
                               (since 2007)       at ING Variable Annuities from 1999 to 2002.
------------------------------------------------------------------------------------------------------------------------------------
Timothy D. Barto            Vice President and    General Counsel and Secretary of SIMC and the Administrator    None.
(03/28/68)                  Assistant Secretary   since 2004. Vice President of SIMC and the Administrator
                               (since 1999)       since 1999. Vice President and Assistant Secretary of
                                                  SEI Investments since 2001. Assistant Secretary of SIMC, the
                                                  Administrator and the Distributor, and Vice President of the
                                                  Distributor from 1999 to 2003.
------------------------------------------------------------------------------------------------------------------------------------
James Ndiaye                  Vice President      Vice President and Assistant Secretary of SIMC since 2005.     None.
(09/11/68)                     and Assistant      Vice President at Deutsche Asset Management from 2003 to
                                 Secretary        2004.  Associate at Morgan, Lewis & Bockius LLP from 2000 to
                               (since 2004)       2003.
------------------------------------------------------------------------------------------------------------------------------------
Joseph Gallo                  Vice President      Attorney for SEI Investments since 2007. Associate Counsel     None.
(04/29/73)                     and Secretary      at ICMA-RC from 2004 to 2007.  Assistant Secretary of The
                               (since 2007)       VantageTrust Company in 2007.  Assistant Secretary of The
                                                  Vantagepoint Funds from 2006 to 2007.
------------------------------------------------------------------------------------------------------------------------------------
Andrew S. Decker                AML Officer       Compliance Officer and Product Manager of SEI Investments      None.
(08/22/63)                     (since 2008)       since 2005. Vice President of Old Mutual Capital from 2000 to 2005.
------------------------------------------------------------------------------------------------------------------------------------

PURCHASING SHARES

Purchases and redemptions may be made through the Distributor on a day on which the New York Stock Exchange ("NYSE") (and/or the Federal Reserve for the Government Money Market Fund) and Hancock Bank are open for business (a "Business Day"). Shares of the Funds are offered on a continuous basis. Currently, the Funds are closed for business when the following holidays are observed: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, the Tuesday before Ash Wednesday ("Mardi Gras"), Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving, and Christmas.

REDEEMING SHARES

It is currently the Trust's policy to pay all redemptions in cash. The Trust retains the right, however, to alter this policy to provide for redemptions in whole or in part by a distribution in-kind of securities held by a Fund in lieu of cash. Shareholders may incur brokerage charges on the sale of any such securities so received in payment of redemptions. The Trust has obtained an exemptive order from the SEC that permits a Fund to make in-kind redemptions to those shareholders of the Fund that are affiliated with the Trust solely by their ownership of a certain percentage of the Trust's investment portfolios.

A shareholder will at all times be entitled to aggregate cash redemptions from all Funds of the Trust during any 90-day period of up to the lesser of $250,000 or 1% of the Trust's net assets.

Each Fund reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period on which trading on the NYSE is restricted, or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of which the disposal or valuation of a Fund's securities is not reasonably practicable, or for such other periods as the SEC has by order permitted. Each Fund also reserves the right to suspend sales of shares of any Fund for any period during which the NYSE, the Adviser, the Administrator, the Transfer Agent and/or the Custodian are not open for business.

Trading takes place in various markets on days that are not Business Days and the Funds' net asset values are not calculated. As a result, events affecting the values of the Funds' securities that occur between the time their prices are determined and the close of the NYSE will not be reflected in a Funds' calculation of net asset values unless the Adviser determines that the particular event may materially affect net asset value, in which case an adjustment will be made.

DETERMINATION OF NET ASSET VALUE

GENERAL POLICY. Each of the Funds adheres to Section 2(a)(41) of, and Rule 2a-4 under, the 1940 Act with respect to the valuation of portfolio securities. In general, securities for which market quotations are readily available are valued at current market value, and all other securities are valued at fair value as determined in good faith using methods approved by the Trust's Board of Trustees. In complying with the 1940 Act, the Trust relies on guidance provided by the SEC and by the SEC staff in various interpretive letters and other guidance.

EQUITY SECURITIES. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available, including securities traded over the counter, are valued at the official closing price or the last quoted sale price on the principal exchange or market (foreign or domestic) on which they are traded on valuation date (or at 4:00 p.m., Eastern Time if a security's principal exchange is normally open at that time). If there is no official closing price and there is no such reported sale on the valuation date, the security is valued at the most recent quoted bid price. If such prices are not available or determined to not represent the fair value of the security as of a Funds pricing time, the security will be valued at fair value as determined in good faith using methods approved by the Trust's Board of Trustees.

MONEY MARKET SECURITIES AND OTHER DEBT SECURITIES. If available, money market securities and other debt securities are priced based upon valuations provided by recognized independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. Money market securities and other debt securities with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. If such prices are not available, the security will be valued at fair value as determined in good faith using methods approved by the Trust's Board of Trustees.

USE OF THIRD-PARTY INDEPENDENT PRICING AGENTS. Pursuant to contracts with the Trust's Administrator, market prices for most securities held by the Funds are provided daily by third-party independent pricing agents that are approved by the Board of Trustees of the Trust. The valuations provided by third-party independent pricing agents are reviewed daily by the Administrator.

TAXES

The following is only a summary of certain federal income tax considerations generally affecting a Fund and its shareholders that are not described in the Funds' prospectuses. No attempt is made to present a detailed explanation of the tax treatment of a Fund or its shareholders, and the discussion here and in the Funds' prospectuses is not intended as a substitute for careful tax planning. Shareholders are urged to consult their tax advisors with specific reference to their own tax situations, including their state and local tax liabilities.

FEDERAL INCOME TAX TREATMENT OF DIVIDENDS AND DISTRIBUTIONS. The following general discussion of certain federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this SAI. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

QUALIFICATIONS AS A REGULATED INVESTMENT COMPANY. Each Fund intends to qualify and elects to be treated as a RIC under Subchapter M of the Code. By following such a policy, each Fund expects to eliminate or reduce to a nominal amount the federal taxes to which it may be subject. The Board reserves the right not to maintain the qualification of the Fund as a RIC if it determines such course of action to be beneficial to shareholders.

In order to be taxable as a RIC, the Fund must distribute at least 90% of its net investment income (which, includes dividends, taxable interest, and the excess of net short-term capital gains over net long-term capital losses, less operating expenses) and at least 90% of its net tax exempt interest income, for each tax year, if any, to its shareholders and also must meet several additional requirements. Among these requirements are the following: (i) at least 90% of a Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock or securities or foreign currencies, or certain other income derived with respect to its business of investing in such stocks, securities, or currencies, and net income derived from interests in qualified publicly traded partnerships; (ii) at the close of each quarter of each Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with such other securities limited, in respect to any one issuer, to an amount that does not exceed 5% of the value of the Fund's assets and that does not represent more than 10% of the outstanding voting securities of such issuer; and (iii) at the close of each quarter of each Fund's taxable year, not more than 25% of the value of its assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer, the securities (other than the securities of other RICs) of two or more issuers that the Fund controls and that are engaged in the same, similar or related trades or business, or the securities of one or more qualified publicly traded partnerships.

Although each Fund intends to distribute substantially all of its net investment income and may distribute its capital gains for any taxable year, each Fund will be subject to federal income taxation to the extent any such income or gains are not distributed.

If a Fund fails to qualify for any taxable year as a RIC, all of its taxable income will be subject to tax at regular corporate income tax rates without any deduction for distributions to shareholders, and such distributions generally will be taxable to shareholders as ordinary dividends or as qualified dividend income to the extent of the Fund's current and accumulated earnings and profits. In this event, distributions generally will be eligible for the dividends-received deduction for corporate shareholders or, in the case of qualified dividend income, for reduced tax rates for individual taxpayers.

Each Fund may invest in complex securities. These investments may be subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by a Fund are treated as ordinary income or capital gain, accelerate the recognition of income to a Fund and/or defer a Fund's ability to recognize losses. In turn, those rules may affect the amount, timing or character of the income distributed to you by a Fund.

A Fund may derive capital gains and losses in connection with sales or other dispositions of its portfolio securities. Distributions of net short-term capital gains will be taxable to you as ordinary income. Distributions of net long-term capital gains will be taxable to you as long-term capital gain regardless of how long you have held your shares. Distributions by a Fund of investment company taxable income (excluding net short-term capital gains), if any, whether received in cash or additional shares, will be taxable to you as ordinary income (to the extent of the current or accumulated earnings and profits of the Fund) or as qualified dividend income (eligible for the reduced maximum rate to individuals of generally 15% (5% for individuals in lower tax brackets)) to the extent that the Fund receives qualified dividend income. Qualified dividend income is, in general, subject to certain holding period requirements and other requirements, dividend income from taxable domestic corporations and certain foreign corporations (e.g., generally, foreign corporations incorporated in a possession of the United States or in certain countries with a comprehensive tax treaty with the United States, or the stock of which is readily tradable on an established securities market in the United States). Under current law, the lower tax rates applicable to qualified dividend income will not apply in taxable years beginning after December 31, 2010. In addition, the Funds could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before requalifying as a RIC.

A Fund will inform you of the amount of your ordinary income dividends, qualified dividend income, and capital gain distributions, if any, at the time they are paid and will advise you of their tax status for federal income tax purposes shortly after the close of each calendar year. If you have not held Fund shares for a full year, a Fund may designate and distribute to you, as ordinary income or capital gain, a percentage of income that is not equal to the actual amount of such income earned during the period of your investment in the Fund.

If a Fund's distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder's cost basis in a Fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold.

For corporate investors in some of the Funds, dividend distributions that a Fund designates to be from dividends received from qualifying domestic corporations will be eligible for the corporate dividends-received deduction to the extent they would qualify if the Fund was a regular corporation.

Redemptions and exchanges of Fund shares may be taxable transactions for federal and state income tax purposes. If you hold your shares as a capital asset, the gain or loss that you realize will be a capital gain or loss and will be long-term or short-term, generally depending on how long you hold your shares. Any loss incurred on the redemption or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gains distributed to you by a Fund on such shares. All or a portion of any loss that you realize upon the redemption of your Fund shares will be disallowed to the extent that you buy other shares in the Fund (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules will be added to your tax basis in the new shares you buy.

In certain cases, a Fund will be required to withhold, and remit to the United States Treasury, 28% of any distributions paid to a shareholder who: (1) has failed to provide a correct taxpayer identification number; (2) is subject to backup withholding by the Internal Revenue Service; (3) has not certified to that Fund that such shareholder is not subject to backup withholding; or (4) has failed to certify that he or she is a U.S. citizen or U.S. resident alien.

With respect to investments in STRIPs, TRs, TIGRs, CATs and other zero coupon securities which are sold at original issue discount and thus do not make periodic cash interest payments, a Fund will be required to include as part of its current income the imputed interest on such obligations even though the Fund has not received any interest payments on such obligations during that period. Because each Fund distributes all of its net investment income to its shareholders, a Fund may have to sell Fund securities to distribute such imputed income which may occur at a time when the Adviser would not have chosen to sell such securities and which may result in taxable gain or loss.

The Funds may use a tax management technique known as "highest in, first out." Using this technique, the portfolio holdings that have experienced the smallest gain or largest loss are sold first in an effort to minimize capital gains and enhance after-tax returns.

FEDERAL EXCISE TAX. If a Fund fails to distribute in a calendar year at least 98% of its ordinary income for the year and 98% of its capital gain net income (the excess of short- and long-term capital gains over short- and long-term capital losses) for the one-year period ending October 31 of that year (and any retained amount from the prior calendar year on which the Fund paid no federal income tax), the Fund will be subject to a nondeductible 4% federal excise tax on the undistributed amounts. Each Fund intends to make sufficient distributions to avoid imposition of this tax, or to retain, at most its net capital gains and pay tax thereon.

STATE TAXES. No Fund is liable for any income or franchise tax in Massachusetts if it qualifies as a RIC for federal income tax purposes. Distributions by any Fund to shareholders and the ownership of shares may be subject to state and local taxes. Shareholders are urged to consult their tax advisors regarding state and local taxes applicable to an investment in a Fund.

Many states grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. government, subject in some states to minimum investment requirements that must be met by a fund. Investment in Ginnie Mae or Fannie Mae securities, banker's acceptances, commercial paper, and repurchase agreements collateralized by U.S. government securities do not generally qualify for such tax-free treatment. The rules on exclusion of this income are different for corporate shareholders.

FUND TRANSACTIONS

BROKERAGE TRANSACTIONS. Generally, equity securities, both listed and over-the-counter, are bought and sold through brokerage transactions for which commissions are payable. Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers serving as market makers will include a dealer's mark-up or reflect a dealer's mark-down. Money market securities and other debt securities are usually bought and sold directly from the issuer or an underwriter or market maker for the securities. Generally, a Fund will not pay brokerage commissions for such purchases. When a debt security is bought from an underwriter, the purchase price will usually include an underwriting commission or concession. The purchase price for securities bought from dealers serving as market makers will similarly include the dealer's mark up or reflect a dealer's mark down. When a Fund executes transactions in the over-the-counter market, it will generally deal with primary market makers unless prices that are more favorable are otherwise obtainable.

In addition, the Adviser may place a combined order for two or more accounts it manages, including a Fund, engaged in the purchase or sale of the same security if, in its judgment, joint execution is in the best interest of each participant and will result in best price and execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or Fund. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or the Fund may obtain, it is the opinion of the Adviser that the advantages of combined orders outweigh the possible disadvantages of separate transactions. Nonetheless, the Adviser believes that the ability of a Fund to participate in higher volume transactions will generally be beneficial to the Funds.

For the fiscal years ended January 31, 2007, 2008 and 2009, the Funds paid the following aggregate brokerage commissions on fund transactions:

--------------------------------------------------------------------------------------------
                                       AGGREGATE DOLLAR AMOUNT OF BROKERAGE COMMISSIONS PAID
                                       -----------------------------------------------------
FUND                                         2007                 2008           2009
--------------------------------------------------------------------------------------------
Government Money Market Fund               $      0             $      0         $xx
--------------------------------------------------------------------------------------------
Strategic Income Bond Fund                 $      0             $      0         $xx
--------------------------------------------------------------------------------------------
Value Fund                                 $191,530             $216,366         $xx
--------------------------------------------------------------------------------------------
Growth Fund                                $216,654             $154,413         $xx
--------------------------------------------------------------------------------------------
Diversified International Fund                    *             $     xx**       $xx
--------------------------------------------------------------------------------------------
Quantitative Long/Short Fund                      *             $     xx**       $xx
--------------------------------------------------------------------------------------------
Burkenroad Fund                            $ 31,739             $ 45,250         $xx
--------------------------------------------------------------------------------------------

*     Not in operation during the period.

**    For the fiscal period from September 30, 2008 to January 31, 2009.

BROKERAGE SELECTION. The Trust does not expect to use one particular broker or dealer, and when one or more brokers is believed capable of providing the best combination of price and execution, the Funds' Adviser may select a broker based upon brokerage or research services provided to the Adviser. The Adviser may pay a higher commission than otherwise obtainable from other brokers in return for such services only if a good faith determination is made that the commission is reasonable in relation to the services provided.

Section 28(e) of the 1934 Act permits the Adviser, under certain circumstances, to cause each Fund to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of brokerage and research services provided by the broker or dealer. In addition to agency transactions, the Adviser may receive brokerage and research services in connection with certain riskless principal transactions, in accordance with applicable SEC guidance. Brokerage and research services include: (1) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (2) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, Fund strategy, and the performance of accounts; and (3) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement, and custody). In the case of research services, the Adviser believes that access to independent investment research is beneficial to its investment decision-making processes and, therefore, to each Fund.

To the extent that research services may be a factor in selecting brokers, such services may be in written form or through direct contact with individuals and may include information as to particular companies and securities as well as market, economic, or institutional areas and information which assists in the valuation and pricing of investments. Examples of research-oriented services for which the Adviser might utilize Fund commissions include research reports and other information on the economy, industries, sectors, groups of securities, individual companies, statistical information, political developments, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance and other analysis. The Adviser may use research services furnished by brokers in servicing all client accounts and not all services may necessarily be used by the Adviser in connection with the Funds or any other specific client account that paid commissions to the broker providing such services. Information so received by the Adviser will be in addition to and not in lieu of the services required to be performed by the Funds' Adviser under the Advisory Agreement. Any advisory or other fees paid to the Adviser are not reduced as a result of the receipt of research services.

In some cases the Adviser may receive a service from a broker that has both a "research" and a "non-research" use. When this occurs, the Adviser makes a good faith allocation, under all the circumstances, between the research and non-research uses of the service. The percentage of the service that is used for research purposes may be paid for with client commissions, while the Adviser will use its own funds to pay for the percentage of the service that is used for non-research purposes. In making this good faith allocation, the Adviser faces a potential conflict of interest, but the Adviser believes that its allocation procedures are reasonably designed to ensure that it appropriately allocates the anticipated use of such services to their research and non-research uses.

From time to time, the Funds may purchase new issues of securities for clients in a fixed price offering. In these situations, the seller may be a member of the selling group that will, in addition to selling securities, provide the adviser with research services. The Financial Industry Regulatory Authority ("FINRA") has adopted rules expressly permitting these types of arrangements under certain circumstances. Generally, the seller will provide research "credits" in these situations at a rate that is higher than that which is available for typical secondary market transactions. These arrangements may not fall within the safe harbor of Section 28(e).

For the Trust's most recently completed fiscal year, the Funds paid the following commissions on brokerage transactions directed to brokers pursuant to an agreement or understanding whereby the broker provides research or other brokerage services to the Adviser:

--------------------------------------------------------------------------------------------------------
                                                                             TOTAL DOLLAR AMOUNT OF
                                                   TOTAL DOLLAR AMOUNT OF    TRANSACTIONS INVOLVING
                                                   BROKERAGE COMMISSIONS     BROKERAGE COMMISSIONS
FUND                                                FOR RESEARCH SERVICES    FOR RESEARCH SERVICES
--------------------------------------------------------------------------------------------------------
Government Money Market Fund                                 $xx                       $xx
--------------------------------------------------------------------------------------------------------
Strategic Income Bond Fund                                   $xx                       $xx
--------------------------------------------------------------------------------------------------------
Value Fund                                                   $xx                       $xx
--------------------------------------------------------------------------------------------------------
Growth Fund                                                  $xx                       $xx
--------------------------------------------------------------------------------------------------------
Diversified International Fund                               $xx                       $xx
--------------------------------------------------------------------------------------------------------
Quantitative Long/Short Fund                                 $xx                       $xx
--------------------------------------------------------------------------------------------------------
Burkenroad Fund                                              $xx                       $xx
--------------------------------------------------------------------------------------------------------

BROKERAGE WITH FUND AFFILIATES. A Fund may execute brokerage or other agency transactions through registered broker-dealer affiliates of either the Fund, the Adviser or the Distributor for a commission in conformity with the 1940 Act, the 1934 Act and rules promulgated by the SEC. These rules further require that commissions paid to the affiliate by the Fund for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." The Trustees, including those who are not "interested persons" of the Fund, have adopted procedures for evaluating the reasonableness of commissions paid to affiliates and review these procedures periodically.

For the fiscal years ended January 31, 2007, 2008 and 2009, the Funds paid the following aggregate brokerage commissions on fund transactions effected by affiliated brokers. All amounts shown were paid to the Distributor and reflect fees paid in connection with Fund repurchase agreement transactions.

--------------------------------------------------------------------------------------------------------
                                                                                   PERCENTAGE OF TOTAL
                                                                  PERCENTAGE OF         BROKERAGE
                                   AGGREGATE DOLLAR AMOUNT OF   TOTAL BROKERAGE        TRANSACTIONS
                                      BROKERAGE COMMISSIONS     COMMISSIONS PAID    EFFECTED THROUGH
                                       PAID TO AFFILIATED         TO AFFILIATED         AFFILIATED
                                          BROKERS ($)              BROKERS (%)         BROKERS (%)
                                   ---------------------------------------------------------------------
FUND                                2007      2008       2009         2009                 2009
--------------------------------------------------------------------------------------------------------
Government Money Market Fund            0          0      xx           xx                   xx
--------------------------------------------------------------------------------------------------------
Strategic Income Bond Fund              0          0      xx           xx                   xx
--------------------------------------------------------------------------------------------------------
Value Fund                         32,590    216,363      xx           xx                   xx
--------------------------------------------------------------------------------------------------------
Growth Fund                        91,174    154,407      xx           xx                   xx
--------------------------------------------------------------------------------------------------------
Diversified International Fund          *         xx**    xx           xx                   xx
--------------------------------------------------------------------------------------------------------
Quantitative Long/Short Fund            *         xx**    xx           xx                   xx
--------------------------------------------------------------------------------------------------------
Burkenroad Fund                    17,846     45,248      xx           xx                   xx
--------------------------------------------------------------------------------------------------------

*     Not in operation during the period.

**    For the fiscal period from September 30, 2008 to January 31, 2009.

SECURITIES OF "REGULAR BROKER-DEALERS." The Trust is required to identify any securities of its "regular brokers or dealers" (as such term is defined in the 1940 Act) which the Trust has acquired during its most recent fiscal year. As of January 31, 2009, the following Funds held securities of the Trust's "regular brokers or dealers" as follows:

--------------------------------------------------------------------------------------
                                    NAME OF       TYPE OF SECURITY   DOLLAR AMOUNT AT
FUND                             BROKER/DEALER          HELD                FYE
--------------------------------------------------------------------------------------
                                      xxx          [Debt/Equity]           $xx
--------------------------------------------------------------------------------------
                                      xxx          [Debt/Equity]           $xx
--------------------------------------------------------------------------------------
                                      xxx          [Debt/Equity]           $xx
--------------------------------------------------------------------------------------
                                      xxx          [Debt/Equity]           $xx
--------------------------------------------------------------------------------------

PORTFOLIO HOLDINGS

The Board has approved a policy and procedures that govern the timing and circumstances regarding the disclosure of Fund portfolio holdings information to shareholders and third parties. These policies and procedures are designed to ensure that disclosure of information regarding the Funds' portfolio securities is in the best interests of Fund shareholders, and include procedures to address conflicts between the interests of the Funds' shareholders, on the one hand, and those of the Funds' investment adviser, principal underwriter or any affiliated person of the Funds, its investment adviser, or its principal underwriter, on the other. Pursuant to such procedures, the Board has authorized the Adviser's Chief Compliance Officer and Fund portfolio manager(s) (the "Authorized Persons") to dually authorize the release of a Fund's portfolio holdings, as necessary, in conformity with the foregoing principles. The Authorized Persons report quarterly to the Board regarding the implementation of such policies and procedures.

Pursuant to applicable law, the Funds are required to disclose their complete portfolio holdings quarterly, within 60 days of the end of each fiscal quarter (currently, each January 31, April 30, July 31, and October 31). The Funds will disclose a complete or summary schedule of investments (which includes each of the Fund's 50 largest holdings in unaffiliated issuers and each investment in unaffiliated issuers that exceeds one percent of the Fund's net asset value ("Summary Schedule")) in its semi-annual and annual reports which are distributed to Fund shareholders. The Funds' complete schedule of investments following the first and third fiscal quarters is available in quarterly holdings reports filed with the SEC on Form N-Q, and is available in semi-annual and annual reports filed with the SEC on Form N-CSR.

Fund filings on Form N-Q and Form N-CSR are not distributed to Fund shareholders but are available, free of charge, on the EDGAR database on the SEC's website at WWW.SEC.GOV. Should the Funds include only a Summary Schedule rather than a complete schedule of investments in its semi-annual and annual reports, its Form N-CSR will be available without charge, upon request, by calling 1-800-738-2625, extension 77966.

The Fund generally posts on the internet at HTTP://SEI2FUNDS.SEIC.COM/HORIZON, a detailed list of the securities held by the Fund (portfolio holdings) as of the most recent calendar month end, 30 days after the end of the calendar month. The Fund's investment adviser may exclude any portion of the portfolio holdings from publication when deemed in the best interest of the Fund. The Fund generally posts on the internet at HTTP://SEI2FUNDS.SEIC.COM/HORIZON, the 10 largest portfolio holdings of the Fund, and the percentage that each of these holdings represents of the Fund's total assets, as of the most recent calendar month end, 10 calendar days after the end of the calendar month. The postings generally remain until replaced by new postings as described above.

The information on the Funds' website is publicly available.

The Funds' policies and procedures provide that the Authorized Persons, may authorize disclosure of portfolio holdings information to third parties at differing times and/or with different lag times than the information posted to the internet; provided that the recipient is, either by contractual agreement or otherwise by law: (i) required to maintain the confidentiality of the information; and (ii) prohibited from using the information to facilitate or assist in any securities transactions or investment program. The Funds will review a third party's request for portfolio holdings information to determine whether the third party has legitimate business objectives in requesting such information. No compensation or other consideration is paid to or received by any party in connection with the disclosure of portfolio holdings information, including the Funds, Adviser and its affiliates or recipient of the Funds' portfolio holdings information.

In addition, the Funds' service providers, such as the Custodian, Administrator and Transfer Agent, may receive portfolio holdings information as frequently as daily in connection with their services to the Funds. In addition to any contractual provisions relating to confidentiality of information that may be included in the service providers contract with the Trust, these arrangements impose obligations on the Funds' service providers that would prohibit them from disclosing or trading on the Funds' non-public information. Financial printers, proxy voting service providers and pricing information vendors may receive portfolio holdings information, as necessary, in connection with their services to the Funds.

DESCRIPTION OF SHARES

The Declaration of Trust authorizes the issuance of an unlimited number of funds and shares of each fund, each of which represents an equal proportionate interest in the portfolio with each other share. Shares are entitled upon liquidation to a pro rata share in the net assets of the fund. Shareholders have no preemptive rights. The Declaration of Trust provides that the Trustees of the Trust may create additional series or classes of shares. All consideration received by the Trust for shares of any additional funds and all assets in which such consideration is invested would belong to that fund and would be subject to the liabilities related thereto. Share certificates representing shares will not be issued.

SHAREHOLDER LIABILITY

The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust could, under certain circumstances, be held personally liable as partners for the obligations of the Trust. Even if, however, the Trust were held to be a partnership, the possibility of the shareholders incurring financial loss for that reason appears remote because the Trust's Declaration of Trust contains an express disclaimer of shareholder liability for obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by or on behalf of the Trust or the Trustees, and because the Declaration of Trust provides for indemnification out of the Trust property for any shareholder held personally liable for the obligations of the Trust.

LIMITATION OF TRUSTEES' LIABILITY

The Declaration of Trust provides that a Trustee shall be liable only for his or her own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or investment advisers, shall not be liable for any neglect or wrongdoing of any such person. The Declaration of Trust also provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with the Trust unless it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his or her willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties. Nothing contained in this section attempts to disclaim a Trustee's individual liability in any manner inconsistent with the federal securities laws.

CODE OF ETHICS

The Board, on behalf of the Trust, has adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act. In addition, the Adviser, the Administrator and the Distributor have adopted Codes of Ethics pursuant to Rule 17j-1. These Codes of Ethics apply to the personal investing activities of trustees, officers and certain employees ("Access Persons"). Rule 17j-1 and the Codes of Ethics are designed to prevent unlawful practices in connection with the purchase or sale of securities by Access Persons. Under each Code of Ethics, Access Persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. In addition, certain Access Persons are required to obtain approval before investing in initial public offerings or private placements, or are prohibited from making such investments. Copies of these Codes of Ethics are on file with the SEC, and are available to the public.

PROXY VOTING

The Board has delegated the responsibility for decisions regarding proxy voting for securities held by the Funds to the Adviser. The Adviser will vote such proxies in accordance with its proxy policies and procedures, which are included in Appendix B to this SAI. The Board of Trustees will periodically review the Funds' proxy voting record.

The Trust is required to disclose annually each Fund's complete proxy voting records on Form N-PX. The Funds' proxy voting record for the most recent 12 month period ended June 30th is available upon request by calling 1-800-992-2085 or by writing to the Funds at Hancock Horizon Funds, 2600 Citiplace Drive, Suite 100, Baton Rouge, Louisiana 70808. The Funds' Form N-PX is also available on the SEC's website at www.sec.gov.

5% AND 25% SHAREHOLDERS

As of May 1, 2009, the following persons were the only persons who were record owners (or to the knowledge of the Trust, beneficial owners) of 5% and 25% or more of the shares of the Funds. Persons who owned of record or beneficially more than 25% of a Fund's outstanding shares may be deemed to control the Fund within the meaning of the 1940 Act. The Trust believes that most of the shares referred to below were held by the below persons in account for their fiduciary, agency or custodial customers.

GOVERNMENT MONEY MARKET FUND - TRUST CLASS:
-------------------------------------------

xxx

GOVERNMENT MONEY MARKET FUND - INSTITUTIONAL SWEEP CLASS:
---------------------------------------------------------

xxx

GOVERNMENT MONEY MARKET FUND - CLASS A:
---------------------------------------

xxx

STRATEGIC INCOME BOND FUND - TRUST CLASS:
-----------------------------------------

xxx

STRATEGIC INCOME BOND FUND - CLASS A:
-------------------------------------

xxx

STRATEGIC INCOME BOND FUND - CLASS C:
-------------------------------------

xxx

VALUE FUND - TRUST CLASS:
-------------------------

xxx

VALUE FUND - CLASS A:
---------------------
xxx

VALUE FUND - CLASS C:
---------------------

xxx

GROWTH FUND - TRUST CLASS:
--------------------------

xxx

GROWTH FUND - CLASS A
---------------------

xxx

GROWTH FUND - CLASS C:
----------------------

xxx

DIVERSIFIED INTERNATIONAL FUND - TRUST CLASS:
---------------------------------------------
xxx

DIVERSIFIED INTERNATIONAL FUND - CLASS A:
-----------------------------------------

xxx

DIVERSIFIED INTERNATIONAL FUND - CLASS C:
-----------------------------------------

xxx

QUANTITATIVE LONG/SHORT FUND - TRUST CLASS:
-------------------------------------------

xxx

QUANTITATIVE LONG/SHORT FUND - CLASS A:
---------------------------------------

xxx

QUANTITATIVE LONG/SHORT FUND - CLASS C:
---------------------------------------

xxx

BURKENROAD FUND - CLASS D:
--------------------------

xxx

BURKENROAD FUND - CLASS A:
--------------------------

                                   APPENDIX A

                             DESCRIPTION OF RATINGS

The following descriptions are summaries of published ratings.

DESCRIPTION OF COMMERCIAL PAPER RATINGS

A-1 This is the highest category by Standard and Poor's (S&P) and indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory and the obligation is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories.

PRIME-1 Issues rated Prime-1 (or supporting institutions) by Moody's have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

-     Leading market positions in well-established industries.

-     High rates of return on funds employed.

- Conservative capitalization structure with moderate reliance on debt and ample asset protection.

- Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

- Well-established access to a range of financial markets and assured sources of alternate liquidity.

The rating F1 (Highest Credit Quality) is the highest commercial rating assigned by Fitch Inc. ("Fitch"). Paper rated F1 is regarded as having the strongest capacity for timely payment of financial commitments. The rating F2 (Good Credit Quality) is the second highest commercial paper rating assigned by Fitch, which reflects a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

The rating TBW-1 by Thomson BankWatch ("Thomson") indicates a very high likelihood that principal and interest will be paid on a timely basis.

DESCRIPTION OF MUNICIPAL NOTE RATINGS

Moody's highest rating for state and municipal and other short-term notes is MIG-1 and VMIG-l. Short-term Municipal Securities rated MIG-1 or VMIG-1 are of the best quality. They have strong protection from established cash flows, superior liquidity support, or demonstrated broad-based access to the market for refinancing or both. Short-term Municipal Securities rated MIG-2 or VMIG-2 are of high quality. Margins of protection are ample although not so large as in the MIG-I/VMIG-2 group.

An S&P note rating reflects the liquidity concerns and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:

- Amortization Schedule - the larger the final maturity relative to other maturities, the more likely it will be treated as a note, and

- Source of Payment - the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

S&P note rating symbols are as follows:

SP-1 Strong capacity to pay principal and interest. Those issues determined to possess a very strong capacity to pay a debt service is given a plus (+) designation.

SP-2 Satisfactory capacity to pay principal and interest with some vulnerability to adverse financial and economic changes over the term of the votes.

DESCRIPTION OF CORPORATE BOND RATINGS

S&P
--

Bonds rated AAA have the highest rating S&P assigns to a debt obligation. Such a rating indicates an extremely strong capacity to pay principal and interest. Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree. Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories. Debt rated BB and B is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. Debt rated BB has less near-term vulnerability to default than other speculative grade debt. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB--rating. Debt rate B has greater vulnerability to default but presently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions would likely impair capacity or willingness to pay interest and repay principal. The B rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

MOODY'S
-------

Bonds which are rated Aaa by Moody's are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large, or an exceptionally stable, margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Bonds rated Aa by Moody's are judged by Moody's to be of high quality by all standards. Together with bonds rated Aaa, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in

Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than the Aaa securities. Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Bonds which are rated Baa are considered as medium-grade obligations (I.E., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class. Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Moody's bond ratings, where specified, are applied to financial contracts, senior bank obligations and insurance company senior policyholder and claims obligations with an original maturity in excess of one-year. Obligations relying upon support mechanisms such as letters-of-credit and bonds of indemnity are excluded unless explicitly rated.

Obligations of a branch of a bank are considered to be domiciled in the country in which the branch is located. Unless noted as an exception, Moody's rating on a bank's ability to repay senior obligations extends only to branches located in countries which carry a Moody's sovereign rating. Such branch obligations are rated at the lower of the bank's rating or Moody's sovereign rating for the bank deposits for the country in which the branch is located.

When the currency in which an obligation is denominated is not the same as the currency of the country in which the obligation is domiciled, Moody's ratings do not incorporate an opinion as to whether payment of the obligation will be affected by the actions of the government controlling the currency of denomination. In addition, risk associated with bilateral conflicts between an investor's home country and either the issuer's home country or the country where an issuer branch is located are not incorporated into Moody's ratings.

Moody's makes no representation that rated bank obligations or insurance company obligations are exempt from registration under the 1933 Act or issued in conformity with any other applicable law or regulation. Nor does Moody's represent that any specific bank or insurance company obligation is legally enforceable or is a valid senior obligation of a rated issuer.

Moody's ratings are opinions, not recommendations to buy or sell, and their accuracy is not guaranteed. A rating should be weighed solely as one factor in an investment decision and you should make your own study and evaluation of any issuer whose securities or debt obligations you consider buying or selling.

FITCH
-----

Bonds rated AAA by Fitch are judged by Fitch to be strictly high grade, broadly marketable, suitable for investment by trustees and fiduciary institutions liable to but slight market fluctuation other than through changes in the money rate. The prime feature of an AAA bond is a showing of earnings several times or many times interest requirements, with such stability of applicable earnings that safety is beyond reasonable question whatever changes occur in conditions. Bonds rated AA by Fitch are judged by Fitch to be of safety virtually beyond question and are readily salable, whose merits are not unlike those of the AAA class, but whose margin of safety is less strikingly broad. The issue may be the obligation of a small company, strongly secured but influenced as to rating by the lesser financial power of the enterprise and more local type market.

Bonds rated A are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

Bonds rated BBB are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings. Bonds rated BB are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements. Bonds rated B are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

THOMSON
-------

Bonds rated AAA by Thomson BankWatch indicate that the ability to repay principal and interest on a timely basis is extremely high. Bonds rated AA indicate a very strong ability to repay principal and interest on a timely basis, with limited incremental risk compared to issues rated in the highest category. Bonds rated A indicate the ability to repay principal and interest is strong. Issues rated A could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

Bonds rated BBB (the lowest investment-grade category) indicate an acceptable capacity to repay principal and interest. Issues rated "BBB" are, however, more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

                                   APPENDIX B

                      HORIZON ADVISERS PROXY VOTING POLICY

                                     8/1/03

                              PROXY VOTING POLICIES

                            I. THE BOARD OF DIRECTORS

A.    VOTING ON DIRECTOR NOMINEES IN UNCONTESTED ELECTIONS

Votes on director nominees are made on a CASE-BY-CASE basis, examining the following factors:

   o  long-term corporate performance record relative to a market index;

   o  composition of board and key board committees;

   o  nominee's attendance at meetings (past two years);

   o  nominee's investment in the company;

   o  whether a retired CEO sits on the board; and

   o  whether the chairman is also serving as CEO.

In cases of significant votes and when information is readily available, we also review:

   o  corporate governance provisions and takeover activity;

   o  board decisions regarding executive pay;

   o  director compensation;

   o  number of other board seats by nominee; and

   o  interlocking directorships.

B.    CHAIRMAN AND CEO IS THE SAME PERSON

We vote on a CASE-BY-CASE basis on shareholder proposals that would require the positions of chairman and CEO to be held by different persons.

C.    MAJORITY OF INDEPENDENT DIRECTORS

Shareholder proposals that request that the board be comprised of a majority of independent directors are evaluated on a CASE-BY-CASE basis.

We vote FOR shareholder proposals that request that the board audit, compensation and/or nominating committees include independent directors exclusively.

D.    STOCK OWNERSHIP REQUIREMENTS

We vote AGAINST shareholder proposals requiring directors to own a minimum amount of company stock in order to qualify as a director, or to remain on the board.

E.    TERM OF OFFICE

We vote AGAINST shareholder proposals to limit the tenure of outside directors.

F.    DIRECTOR AND OFFICER INDEMNIFICATION AND LIABILITY PROTECTION

Proposals concerning director and officer indemnification and liability protection are evaluated on a CASE-BY-CASE basis.

We vote AGAINST proposals to limit or eliminate entirely director and officer liability for monetary damages for violating the duty of care.

We vote AGAINST indemnification proposals that would expand coverage beyond just legal expenses to acts, such as negligence, that are more serious violations of fiduciary obligations than mere carelessness.

We vote FOR only those proposals that provide such expanded coverage in cases when a director's or officer's legal defense was unsuccessful if: (1) the director was found to have acted in good faith and in a manner that he reasonably believed was in the best interests of the company; AND (2) only if the director's legal expenses would be covered.

G.    CHARITABLE CONTRIBUTIONS

We vote AGAINST shareholder proposals to eliminate, direct or otherwise restrict charitable contributions.

                               II. PROXY CONTESTS

A.    VOTING FOR DIRECTOR NOMINEES IN CONTEST ELECTIONS

Votes in a contested election of directors are evaluated on a CASE-BY-CASE basis, considering the following factors:

   o long-term financial performance of the target company relative to its industry;

   o  management's track record;

   o  background to the proxy contest;

   o  qualifications of director nominees (both slates);

   o evaluation of what each side is offering shareholders as well as the likelihood that the proposed objectives and goals can be met; and

   o  stock ownership positions.

B.    REIMBURSE PROXY SOLICITATION EXPENSES

Decisions to provide full reimbursement for dissidents waging a proxy contest are made on a CASE-BY-CASE basis.

                                  III. AUDITORS

RATIFYING AUDITORS

We vote FOR proposals to ratify auditors, unless: an auditor has a financial interest in or association with the company, and is therefore not independent; or there is reason to believe that the independent auditor has rendered an opinion that is neither accurate nor indicative of the company's financial position.

                           IV. PROXY CONTEST DEFENSES

A.    BOARD STRUCTURE:  STAGGERED VS. ANNUAL ELECTIONS

We vote AGAINST proposals to classify the board.

We vote FOR proposals to repeal classified boards and to elect all directors annually.

B.    SHAREHOLDER ABILITY TO REMOVE DIRECTORS

We vote AGAINST proposals that provide that directors may be removed ONLY for cause.

We vote FOR proposals to restore shareholder ability to remove directors with or without cause.

We vote AGAINST proposals that provide that only continuing directors may elect replacements to fill board vacancies.

We vote FOR proposals that permit shareholders to elect directors to fill board vacancies.

C.    CUMULATIVE VOTING

We vote AGAINST proposals to eliminate cumulative voting.

We vote FOR proposals to permit cumulative voting.

D.    SHAREHOLDER ABILITY TO CALL SPECIAL MEETINGS

We vote AGAINST proposals to restrict or prohibit shareholder ability to call special meetings.

We vote FOR proposals that remove restrictions on the right of shareholders to act independently of management.

E.    SHAREHOLDER ABILITY TO ACT BY WRITTEN CONSENT

We vote AGAINST proposals to restrict or prohibit shareholder to take action by written consent.

We vote FOR proposals to allow or make easier shareholder action by written consent.

F.    SHAREHOLDER ABILITY TO ALTER THE SIZE OF THE BOARD

We vote FOR proposals that seek to fix the size of the board.

We vote AGAINST proposals that give management the ability to alter the size of the board without shareholder approval.

                            V. TENDER OFFER DEFENSES

A.    POISON PILLS

We vote FOR shareholder proposals that ask a company to submit its poison pill for shareholder ratification.

We review on a CASE-BY-CASE basis shareholder proposal to redeem a company's poison pill.

We review on a CASE-BY-CASE basis management proposals to ratify a poison pill.

B.    FAIR PRICE PROVISIONS

We vote FOR fair price proposals, as long as the shareholder vote requirement embedded in the provision is no more than a majority of disinterested shares.

We vote FOR shareholder proposals to lower the shareholder vote requirement in existing fair price provisions.

C.    GREENMAIL

We vote FOR proposals to adopt anti-greenmail charter or bylaw amendments or otherwise restrict a company's ability to make greenmail payments.

We review on a CASE-BY-CASE basis anti-greenmail proposals when they are bundled with other charter or bylaw amendments.

D.    PALE GREENMAIL

We review on a CASE-BY-CASE basis restructuring plans that involve the payment of pale greenmail.

E.    UNEQUAL VOTING RIGHTS

We vote AGAINST dual class exchange offers.

We vote AGAINST dual class recapitalizations.

F.    SUPERMAJORITY SHAREHOLDER VOTE REQUIREMENT TO AMEND THE CHARTER OR BYLAWS

We vote AGAINST management proposals to require a supermajority shareholder vote to approve charter and bylaw amendments.

We vote FOR shareholder proposals to lower supermajority shareholder vote requirements for charter and bylaw amendments.

G.    SUPERMAJORITY SHAREHOLDER VOTE REQUIREMENT TO APPROVE MERGERS

We vote AGAINST management proposals to require a supermajority shareholder vote to approve mergers and other significant business combinations.

We vote FOR shareholder proposals to lower supermajority shareholder vote requirements for mergers and other significant business combinations.

H.    WHITE SQUIRE PLACEMENTS

We vote FOR shareholder proposals to require approval of blank check preferred stock issues for other than general corporate purposes.

                     VI. MISCELLANEOUS GOVERNANCE PROVISIONS

A.    CONFIDENTIAL VOTING

We vote FOR shareholder proposals that request corporations to adopt confidential voting, use independent tabulators and use independent inspectors of election as long as the proposals include clauses for proxy contests as follow: In the case of a contested election, management is permitted to request that the dissident group honor its confidential voting policy. If the dissidents agree, the policy remains in place. If the dissidents do not agree, the confidential voting policy is waived.

We vote FOR management proposals to adopt confidential voting.

B.    EQUAL ACCESS

We vote FOR shareholder proposals that would allow significant company shareholders equal access to management's proxy material in order to evaluate and propose voting recommendations on proxy proposals and director nominees, and in order to nominate their own candidates to the board.

C.    BUNDLED PROPOSALS

We review on a CASE-BY-CASE basis bundled or "conditioned" proxy proposals. In the case of items that are conditioned upon each other, we examine the benefits and costs of the package items. In instances when the joint effect of the conditioned items is not in shareholder's best interests, we vote against the proposals. If the combined effect is positive, we support such proposals.

D.    SHAREHOLDER ADVISORY COMMITTEES

We review on a CASE-BY-CASE basis proposals to establish a shareholder advisory committee.

                             VII. CAPITAL STRUCTURE

A.    COMMON STOCK AUTHORIZATION

We review on a CASE-BY-CASE basis proposals to increase the number of shares of common stock authorized for issue.

We use quantitative criteria that measures the number of shares available for issuance after analyzing the company's industry and performance. Our first step is to determine the number of shares available for issuance (shares not outstanding and not reserved for issuance) as a percentage of the total number of authorized shares after accounting for the requested increase. Shares reserved for legitimate business purposes, such as stock splits or mergers, are subtracted from the pool of shares available. We then compare this percentage to an allowable cap developed for the company's peer group to determine if the requested increase is reasonable. Each peer group is broken down into four quartiles, and within each quartile an "allowable increase" for company is set. The top quartile performers will have the largest allowable increase.

If the requested increase is greater than the "allowable increase", we will vote AGAINST the proposal.

B.    REVERSE STOCK SPLITS

We will review management proposals to implement a reverse stock split on a CASE-BY-CASE basis. We will generally support a reverse stock split if management provides a reasonable justification for the split.

C.    BLANK CHECK PREFERRED AUTHORIZATION

We vote FOR proposals to create blank check preferred stock in cases when the company expressly states that the stock will not be used as a takeover defense or carry superior voting rights.

We review on a CASE-BY-CASE basis proposals that would authorize the creation of new classes of preferred stock with unspecified voting, conversion, dividend and distribution, and other rights.

We review on a CASE-BY-CASE basis proposals to increase the number of authorized blank check preferred shares. If the company does not have any preferred shares outstanding, we will vote against the requested increase. If the company does have preferred shares outstanding, we will use the criteria set forth in Section VII A.

D.    SHAREHOLDER PROPOSALS REGARDING BLANK CHECK PREFERRED STOCK

We vote FOR shareholder proposals to have blank check preferred stock placements, other than those shares issued for the purpose of raising capital or making acquisitions in the normal course of business, submitted for shareholder ratification.

E.    ADJUST PAR VALUE OF COMMON STOCK

We vote FOR management proposals to reduce the par value of common stock.

F.    PREEMPTIVE RIGHTS

We review on a CASE-BY-CASE basis proposals to create or abolish preemptive rights. In evaluating proposals on preemptive rights, we look at the size of a company and the characteristics of its shareholder base.

G.    DEBT RESTRUCTURING

We review on a CASE-BY-CASE basis proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan. We consider the following issues:

   o DILUTION - How much will ownership interests of existing shareholders be reduced, and how extreme will dilution to any further earnings be?

   o CHANGE IN CONTROL - Will the transaction result in a change in control of the company?

   o BANKRUPTCY - Is the threat of bankruptcy, which would result in severe losses in shareholder value, the main factor driving the debt restructuring?

Generally, we approve proposals that facilitate debt restructuring unless there are clear signs of self-dealing or other abuses.

H.    SHARE REPURCHASE PROGRAMS

We vote FOR management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms.

                    VIII. EXECUTIVE AND DIRECTOR COMPENSATION

In general, we vote on a CASE-BY-CASE basis on executive and director compensation plans, with the view that viable compensation programs reward the creation of stockholder wealth by having a high payout sensitivity to increases in shareholder value.

In evaluating a pay plan, we measure its dilutive effect both on shareholder wealth and on voting power. We value equity-based compensation along with the cash components of pay. We estimate the present value of all short- and long-term incentives, derivative awards, and cash/bonus compensation - which enables us to assign a dollar value to the amount of potential shareholder wealth transfer.

Our vote is based, in part, on a comparison of company-specific adjusted allowable dilution cap and a weighted average estimate of shareholder wealth transfer and voting power dilution. Administrative features are also factored into our vote. For example, our policy is that the plan should be administered by a committee of disinterested persons; insiders should not serve on compensation committees.

Other factors, such as repricing underwater stock options without shareholder approval, would cause us to vote against a plan. Additionally, in some cases we would vote against a plan deemed unnecessary.

A.    OBRA-RELATED COMPENSATION PROPOSALS

   o  Amendments that Place a Cap on Annual Grant or Amend Administrative
      Features

      Vote FOR plans that simply amend shareholder-approved plans to include administrative features or place a cap on the annual grants any one participant may receive to comply with the provisions of Section 162(m) of OBRA.

   o  Amendments to Added Performance-Based Goals

      Vote FOR amendments to add performance goals to existing compensation plans to comply with the provisions of Section 162(m) of OBRA.

   o  Amendments to Increase Shares and Retain Tax Deductions Under OBRA

      Votes on amendments to existing plans to increase shares reserved and to qualify the plan for favorable tax treatment under the provisions of
      Section 162(m) should be evaluated on a CASE-BY-CASE basis.

   o  Approval of Cash or Cash-and-Stock Bonus Plans

      Vote FOR cash or cash-and-stock bonus plans to exempt the compensation from taxes under the provisions of Section 162(m) of OBRA.

B.    SHAREHOLDER PROPOSALS TO LIMIT EXECUTIVE AND DIRECTORS PAY

We review on a CASE-BY-CASE basis all shareholder proposals that seek additional disclosure of executive and director pay information.

We review on a CASE-BY-CASE basis all other shareholder proposals that seek to limit executive and director pay.

C.    GOLDEN AND TIN PARACHUTES

We vote FOR shareholder proposals to have golden and tin parachutes submitted for shareholder ratification.

We review on a CASE-BY-CASE basis all proposals to ratify or cancel golden or tin parachutes.

D.    EMPLOYEE STOCK OWNERSHIP PLANS (ESOPS)

We vote FOR proposals that request shareholder approval in order to implement an ESOP or to increase authorized shares for existing ESOPs, except in cases when the number of shares allocated to the ESOP is "excessive" (i.e., generally greater than five percent of outstanding shares).

E.    401(k) EMPLOYEE BENEFIT PLANS

We vote FOR proposals to implement a 401(k) savings plan for employees.

                           IX. STATE OF INCORPORATION

A.    VOTING ON STATE TAKEOVER STATUES

We review on a CASE-BY-CASE basis proposals to opt in or out of state takeover statutes (including control share acquisition statutes, control share cash-out statutes, freeze-out provisions, fair price provisions, stakeholder laws, poison pill endorsements, severance pay and labor contract provisions, anti-greenmail provisions and disgorgement provisions).

B.    VOTING ON REINCORPORATION PROPOSALS

Proposals to change a company's state of incorporation are examined on a CASE-BY-CASE basis.

                     X. MERGERS AND CORPORATE RESTRUCTURINGS

A.    MERGERS AND ACQUISITIONS

Votes on mergers and acquisitions are considered on a CASE-BY-CASE basis, taking into account at least the following:

   o  anticipated financial and operating benefits;

   o  offer price (cost vs. premium);

   o  prospects of the combined companies;

   o  how the deal was negotiated; and

   o  changes in corporate governance and their impact on shareholder rights.

B.    CORPORATE RESTRUCTURING

Votes on corporate restructuring proposals, including minority squeezeouts, leveraged buyout, spin-offs, liquidations and asset sales are considered on a CASE-BY-CASE basis.

C.    SPIN-OFFS

Votes on spin-offs are considered on a CASE-BY-CASE basis depending on the tax and regulatory advantages, planned use of sale proceeds, market focus and managerial incentives.

D.    ASSET SALES

Votes on asset sales are made on a CASE-BY-CASE basis after considering the impact on the balance sheet/working capital, value received for the asset, and potential elimination of diseconomies.

E.    LIQUIDATIONS

Votes on liquidations are made on a CASE-BY-CASE basis after reviewing management's efforts to pursue other alternatives, appraisal value of assets, and the compensation plan for executives managing the liquidation.

F.    APPRAISAL RIGHTS

We vote FOR proposals to restore, or provide shareholders with, rights of appraisal.

G.    CHANGING CORPORATE NAME

We vote FOR changing the corporate name.

                             XI. MUTUAL FUND PROXIES

A.    ELECTION OF TRUSTEES

We vote on trustee nominations on a CASE-BY-CASE basis.

B.    INVESTMENT ADVISORY AGREEMENT

We vote on investment advisory agreements on a CASE-BY-CASE basis.

C.    FUNDAMENTAL INVESTMENT RESTRICTIONS

We vote on amendments to a fund's fundamental investment restrictions on a CASE-BY-CASE basis.

D.    DISTRIBUTION AGREEMENTS

We vote on distribution agreements on a CASE-BY-CASE basis.

                      XII. SOCIAL AND ENVIRONMENTAL ISSUES

In general, we ABSTAIN from voting on shareholder social and environmental proposals, on the basis that their impact on share value can rarely be anticipated with any high degree of confidence.

In most cases, however, we vote FOR disclosure reports that seek additional information that is not available elsewhere and that is not proprietary, particularly when it appears that companies have not adequately addressed shareholder's social and environmental concerns.

In determining our vote on shareholder social and environmental proposals, we also analyze the following factors:

   o whether adoption of the proposal would have either a positive or negative impact on the company's short-term or long-term share value;

   o  the percentage of sales, assets and earnings affected;

   o the degree to which the company's stated position on the issues could affect its reputation or sales, or leave it vulnerable to boycott or selective purchasing;

   o whether the issues presented should be dealt with through government or company-specific action;

   o whether the company has already responded in some appropriate manner to the request embodied in the proposal;

   o whether the company's analysis and voting recommendation to shareholders is persuasive;

   o  what other companies have done in response to the issue;

   o  whether the proposal itself is well framed and reasonable;

   o whether implementation of the proposal would achieve the objectives sought in the proposal; and

   o whether the subject of the proposal is best left to the discretion of the board.

Among the social and environmental issues to which we apply this analysis are the following:

   o  Energy and Environment

   o  South Africa

   o  Northern Ireland

   o  Military Business

   o  Maquiladora Standards and International Operations Policies

   o  World Debt Crisis

   o  Equal Employment Opportunity and Discrimination

   o  Animal Rights

   o  Product Integrity and Marketing

   o  Human Resources Issues

CONFLICTS OF INTEREST

VOTING BY ADVISER

The following procedures prescribe a three-step process for the Proxy Committee (or its equivalent) to use when an adviser, either directly or through an affiliate, may have a conflict of interest when voting proxies. The first step is to identify those issuers with which the adviser or its affiliates (collectively, the "adviser") has a significant business or personal/family relationship that could give rise to a conflict of interest. The second step is to identify those proxy proposals where the adviser's conflict of interest may be material. The third step is to determine how to vote proxies involving a material conflict of interest. These procedures are designed to ensure that all proxies are voted in the best interests of clients and not the product of the conflict.

(A) IDENTIFYING THOSE ISSUERS WITH WHICH THE ADVISER MAY HAVE A CONFLICT OF INTEREST

The Proxy Committee will use the following four steps to identify issuers with which it may have a conflict of interest. The Proxy Committee will maintain a list of such issuers.

1. SIGNIFICANT BUSINESS RELATIONSHIPS - The Committee will maintain a list of issuers with which the adviser may have a significant business relationship such as, for example, where the fund's adviser also manages a pension plan, administer employee benefit plans, or provide brokerage, underwriting, insurance, or banking services to an issuer whose securities are held by the fund and whose management is soliciting proxies. For this purpose, a "significant business relationship" is any business relationship with a publicly traded company where loans, deposits, or assets under administration exceed $25 million OR annual fees received from a client are in excess of $250,000; and (2) may not directly involve revenue to the adviser or its affiliates but is otherwise determined by the Committee to be significant to the adviser or its affiliates where a key client also has a relationship with a publicly traded corporation where Hancock Bank's relationship with that client may be adversely affected if we do not vote in accordance with his/her wishes on a particular proxy proposal. For example, Hancock Bank has a substantial lending relationship with ABC Company where Mr. Joe Smith is the owner. Mr. Smith is also a director for XYZ, Inc., a publicly traded corporation. Mr. Smith knows XYZ, Inc. is a holding of Hancock Horizon Burkenroad Fund and he strongly urges Hancock Bank to vote for the executive compensation package which is currently proposed by management.

2. SIGNIFICANT PERSONAL/FAMILY RELATIONSHIPS - The Committee will identify issuers with which its employees who are involved in the proxy voting process may have a significant personal/family relationship. For this purpose, a "significant personal/family relationship" is one that would be reasonably likely to influence how the adviser votes proxies. To identify any such relationships, the Committee shall obtain information on a regular basis about any significant personal/family relationship between any employee of the adviser who is involved in the proxy voting process (e.g., portfolio managers, members of the Committee, senior management, as applicable) and senior employees of issuers for which the adviser may vote proxies.

3. CONTACT WITH PROXY COMMITTEE MEMBERS - The Proxy Committee should ensure that the adviser and its affiliates adopt procedures reasonably designed to prevent employees who are not involved in the proxy voting process from attempting to influence how the adviser votes any proxy. At a minimum, these procedures should provide that, if a person employed by the adviser not involved in the proxy voting process contacts any Committee member for the purpose of influencing how a proxy is voted, the member will immediately contact the Trust Department Compliance Officer who will determine: (1) whether the adviser should now treat the proxy in question as one involving a material conflict of interest; and (2) if so, whether the member of the Committee who was contacted should recluse himself/herself from all further matters regarding the proxy.

4. DUTIES OF THE PROXY COMMITTEE - The Committee has a duty to make reasonable investigation of information relating to conflicts of interest. For purposes of identifying conflicts under this policy, the Proxy Committee shall rely on publicly available information about the adviser and its affiliates, information about the adviser and its affiliates that is generally known by employees of the adviser,(1) and other information actually known by a member of the Committee. Absent actual knowledge, the Committee is not required to investigate possible conflicts involving the adviser where the information is
(i) non-public, (ii) subject to information blocking procedures, or (iii) otherwise not readily available to the Committee.

In connection with the consideration of any proxy voting matters under this policy, each member of the Proxy Committee has a duty to disclose to the Committee any material conflicts of interest of which the member has actual knowledge but which have not been identified by the Committee pursuant to this policy.

(B)   IDENTIFYING THOSE PROXY PROPOSALS WHERE THE ADVISER'S CONFLICT IS MATERIAL

If the adviser receives a proxy relating to an issuer with which it has a conflict of interest (as determined in (a) above), the Proxy Committee shall determine whether the conflict is "material" to any specific proposal included within the proxy. If not, then the adviser can vote the proxy in accordance with its proxy voting procedures; if so, the adviser may vote on any such proposal only in accordance with (c) below.(2) The Committee shall determine whether a proposal is material as follows:

1. ROUTINE PROXY PROPOSALS - Proxy proposals that are "routine" shall be presumed not to involve a material conflict of interest for the adviser, unless the Committee has actual knowledge that a routine proposal should be treated as material. For this purpose, "routine" proposals would typically include matters such as the selection of an accountant, uncontested election of directors, meeting formalities, and approval of an annual report/financial statements. The Committee shall adopt procedures specifically designed for the adviser's circumstances that identify those proposals that the adviser will consider to be "routine" for purposes of this policy.(3)

-------------
(1) The procedures provide that the Committee should be aware of information about the adviser or its affiliates that is generally known by employees of the adviser, but it does not extend this knowledge to information about the adviser's affiliates that is generally known by employees of the adviser's affiliates (unless, of course, such information also is generally known by the adviser's employees).

(2) Alternatively, an adviser may determine that, if it has a conflict with respect to ANY specific proposal in a proxy, it will vote ALL proposals in that proxy in accordance with one of the procedures set forth in (c) below.

2. NON-ROUTINE PROXY PROPOSALS - Proxy proposals that are "non-routine" shall be presumed to involve a material conflict of interest for the adviser, unless the Committee determines that the adviser's conflict is unrelated to the proposal in question (see 3. below). For this purpose, "non-routine" proposals would typically include any contested matter, including a contested election of directors, a merger or sale of substantial assets, a change in the articles of incorporation that materially affects the rights of shareholders, and compensation matters for management (e.g., stock option plans, retirement plans, profit sharing or other special remuneration plans). The Committee shall adopt procedures specifically designed for the adviser's circumstances that identify those proposals that the adviser will consider to be "non-routine" for purposes of this policy.

3. DETERMINING THAT A NON-ROUTINE PROPOSAL IS NOT MATERIAL - As discussed above, although non-routine proposals are presumed to involve a material conflict of interest, the Committee may determine on a case-by-case basis that particular non-routine proposals do not involve a material conflict of interest. To make this determination, the Committee must conclude that a proposal is not directly related to the adviser's conflict with the issuer. The Committee shall record in writing the basis for any such determination.

(C)   DETERMINING HOW TO VOTE PROXIES INVOLVING A MATERIAL CONFLICT OF INTEREST

For any proposal where the Proxy Committee determines that the adviser has a material conflict of interest, the adviser will vote that proxy regarding the proposal by using an independent third party (such as a proxy voting service) to vote the specific proposal that involves a conflict.

                            PART C: OTHER INFORMATION

Item 23.  Exhibits:

(a) The Advisors' Inner Circle Fund II's (the "Registrant") Amended and Restated Agreement and Declaration of Trust dated July 24, 1992, as amended and restated February 18, 2004 and August 10, 2004, is incorporated herein by reference to exhibit (a)(3) of Post-Effective Amendment No. 36 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the U.S. Securities Exchange Commission (the "SEC") via EDGAR Accession No. 0001135428-04-000490 on September 17, 2004.
(b) Registrant's Amended and Restated By-laws are incorporated herein by reference to exhibit (b) of Post-Effective Amendment No. 42 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0000935069-05-001457 on June 1, 2005.
(c)      Not Applicable.
(d)(1) Amended and Restated Investment Advisory Agreement dated May 31, 2000, as amended and restated as of May 21, 2001, between the Registrant and Horizon Advisers, relating to the Hancock Horizon Family of Funds, is incorporated herein by reference to Exhibit (d)(16) of Post-Effective Amendment No. 31 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-01-500044 on May 31, 2001.
(d)(2) Revised Schedule, as last amended August 12, 2008, to the Amended and Restated Investment Advisory Agreement dated May 31, 2000, as amended and restated as of May 21, 2001, between the Registrant and Horizon Advisers, relating to Hancock Horizon Family of Funds, is incorporated herein by reference to Exhibit (d)(2) of Post-Effective Amendment No. 82 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-08-000506 on November 26, 2008.
(d)(3) Expense Limitation Agreement dated May 31, 2008 between the Registrant and Horizon Advisers, relating to the Hancock Horizon Strategic Income Bond Fund, Hancock Horizon Burkenroad Fund and Hancock Horizon Treasury Securities Money Market Fund, is incorporated herein by reference to Exhibit (d)(3) of Post-Effective Amendment No. 76 to the Registrant's Registration Statement on Form N-1A (File No. 033-50718), filed with the SEC via EDGAR Accession No. 0001135428-08-000222 on May 30, 2008.
(d)(4) Expense Limitation Agreement dated May 31, 2008 between the Registrant and Horizon Advisers, relating to the Hancock Horizon Prime Money Market Fund, is incorporated herein by reference to Exhibit (d)(4) of Post-Effective Amendment No. 76 to the Registrant's Registration Statement on Form N-1A (File No. 033-50718), filed with the SEC via EDGAR Accession No. 0001135428-08-000222 on May 30, 2008.
(d)(5) Sub-Advisory Agreement dated August 15, 2008 between Horizon Advisers and Earnest Partners, LLC, relating to the Hancock Horizon Diversified International Fund, is incorporated herein by reference to Exhibit
         (d)(5) of Post-Effective Amendment No. 83 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-09-000036 on February 5, 2009.
(d)(6) Investment Advisory Agreement dated November 30, 2004 between the Registrant and Champlain Investment Partners, LLC, relating to the Champlain Small Company Fund and the Champlain Mid Cap Fund, is incorporated herein by reference to Exhibit (d)(5) of Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-05-000155 on March 31, 2005.
(d)(7) Revised Schedule A, as last amended on May 13, 2008, to the Investment Advisory Agreement dated November 30, 2004 between the Registrant and Champlain Investment Partners, LLC, relating to the Champlain Small Company Fund and the Champlain Mid Cap Fund, is incorporated herein by reference to Exhibit (d)(6) of Post-Effective Amendment No. 76 to the Registrant's Registration Statement on Form N-1A (File No. 033-50718), filed with the SEC via EDGAR Accession No. 0001135428-08-000222 on May 30, 2008.

(d)(8) Expense Limitation Agreement dated May 13, 2008 between the Registrant and Champlain Investment Partners, LLC, relating to the Champlain Mid Cap Fund, to be filed by amendment.
(d)(9) Investment Advisory Agreement between the Registrant and Champlain Investment Partners, LLC, relating to the Champlain Small Company Fund and the Champlain Mid Cap Fund, to be filed by amendment.
(d)(10) Expense Limitation Agreement between the Registrant and Champlain Investment Partners, LLC, relating to the Champlain Small Company Fund and the Champlain Mid Cap Fund, to be filed by amendment.
(d)(11) Investment Advisory Agreement dated December 21, 2004 between the Registrant and W.H. Reaves & Co. Inc., relating to the Reaves Select Research Fund, is incorporated herein by reference to Exhibit (d)(6) of Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-05-000155 on March 31, 2005.
(d)(12) Investment Advisory Agreement dated September 27, 2006 between the Registrant and Perimeter Capital Management, LLC, relating to the Perimeter Small Cap Growth Fund, is incorporated herein by reference to Exhibit (d)(7) of Post-Effective Amendment No. 50 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-06-000445 on September 29, 2006.
(d)(13) Investment Advisory Agreement dated April 13, 2007 between the Registrant and Aberdeen Asset Management Inc., relating to the Aberdeen Emerging Markets Fund, is incorporated herein by reference to Exhibit
         (d)(9) of Post-Effective Amendment No. 65 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001116502-07-002196 on November 28, 2007.
(d)(14) Investment Sub-Advisory Agreement dated April 13, 2007 between Aberdeen Asset Management Inc. and Aberdeen Asset Management Investment Services, Ltd., relating to the Aberdeen Emerging Markets Fund, is incorporated herein by reference to Exhibit (d)(13) of Post-Effective Amendment No. 58 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-07-000187 on May 31, 2007.
(d)(15) Investment Sub-Advisory Agreement dated April 13, 2007 between Aberdeen Asset Management Inc. and Aberdeen Asset Management Asia Limited, relating to the Aberdeen Emerging Markets Fund, is incorporated herein by reference to Exhibit (d)(14) of Post-Effective Amendment No. 58 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-07-000187 on May 31, 2007.
(d)(16) Investment Advisory Agreement dated June 7, 2007 between the Registrant and Hennion & Walsh Asset Management, Inc., relating to the SmartGrowth Family of Funds, is incorporated herein by reference to Exhibit (d)(12) of Post-Effective Amendment No. 65 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001116502-07-002196 on November 28, 2007.
(d)(17) Expense Waiver Reimbursement Agreement dated June 1, 2007 between the Registrant and Hennion & Walsh Asset Management, Inc., relating to the SmartGrowth Family of Funds, is incorporated herein by reference to Exhibit (d)(15) of Post-Effective Amendment No. 76 to the Registrant's Registration Statement on Form N-1A (File No. 033-50718), filed with the SEC via EDGAR Accession No. 0001135428-08-000222 on May 30, 2008.
(d)(18) Investment Advisory Agreement dated May 5, 2008 between the Registrant and Frost Investment Advisors, LLC, relating to the Frost Family of Funds, is incorporated herein by reference to Exhibit (d)(16) of Post-Effective Amendment No. 76 to the Registrant's Registration Statement on Form N-1A (File No. 033-50718), filed with the SEC via EDGAR Accession No. 0001135428-08-000222 on May 30, 2008.

(d)(19) Investment Sub-Advisory Agreement dated April 28, 2008 between Frost Investment Advisors, LLC and Hoover Investment Management Co., LLC, relating to the Frost Hoover Small-Mid Cap Equity Fund, is incorporated herein by reference to Exhibit (d)(17) of Post-Effective Amendment No. 76 to the Registrant's Registration Statement on Form N-1A (File No. 033-50718), filed with the SEC via EDGAR Accession No. 0001135428-08-000222 on May 30, 2008.
(d)(20) Investment Sub-Advisory Agreement dated April 28, 2008 between Frost Investment Advisors, LLC and Kempner Capital Management, Inc., relating to the Frost Kempner Multi-Cap Deep Value Equity Fund and Frost Kempner Treasury and Income Fund, is incorporated herein by reference to Exhibit (d)(18) of Post-Effective Amendment No. 76 to the Registrant's Registration Statement on Form N-1A (File No. 033-50718), filed with the SEC via EDGAR Accession No. 0001135428-08-000222 on May 30, 2008.
(d)(21) Investment Sub-Advisory Agreement dated April 28, 2008 between Frost Investment Advisors, LLC and Thornburg Investment Management, Inc., relating to the Frost International Equity Fund, is incorporated herein by reference to Exhibit (d)(19) of Post-Effective Amendment No. 76 to the Registrant's Registration Statement on Form N-1A (File No. 033-50718), filed with the SEC via EDGAR Accession No. 0001135428-08-000222 on May 30, 2008.
(d)(22) Investment Sub-Advisory Agreement dated April 28, 2008 between Frost Investment Advisors, LLC and Luther King Capital Management Corporation, relating to the Frost LKCM Multi-Cap Equity Fund and Frost LKCM Small-Mid Cap Equity Fund, is incorporated herein by reference to Exhibit (d)(20) of Post-Effective Amendment No. 76 to the Registrant's Registration Statement on Form N-1A (File No. 033-50718), filed with the SEC via EDGAR Accession No. 0001135428-08-000222 on May 30, 2008.
(d)(23) Expense Limitation Agreement dated May 5, 2008 between the Registrant and Frost Investment Advisors, LLC, relating to the Frost Family of Funds, to be filed by amendment.
(d)(24) Investment Advisory Agreement dated April 30, 2008 between the Registrant and GRT Capital Partners, LLC, relating to the GRT Value Fund, is incorporated herein by reference to Exhibit (d)(22) of Post-Effective Amendment No. 76 to the Registrant's Registration Statement on Form N-1A (File No. 033-50718), filed with the SEC via EDGAR Accession No. 0001135428-08-000222 on May 30, 2008.
(d)(25) Expense Limitation Agreement dated April 30, 2008 between the Registrant and GRT Capital Partners, LLC, relating to the GRT Value Fund, to be filed by amendment.
(d)(26) Form of Investment Advisory Agreement between the Registrant and Lowry Hill Investment Advisors, Inc., relating to the Clear River Fund, is incorporated herein by reference to Exhibit (d)(27) of Post-Effective Amendment No. 83 to the Registrant's Registration Statement on Form N-1A (File No. 033-50718), filed with the SEC via EDGAR Accession No. 0001135428-09-000036 on February 5, 2009.
(d)(27) Expense Limitation Agreement between the Registrant and Lowry Hill Investment Advisors, Inc., relating to the Clear River Fund, to be filed by amendment.
(d)(28) Form of Investment Advisory Agreement between the Registrant and NorthPointe Capital, LLC, relating to the NorthPointe Small Cap Growth Fund, the NorthPointe Small Cap Value Fund, the NorthPointe Value Opportunities Fund, and the NorthPointe Micro Cap Equity Fund, is incorporated herein by reference to Exhibit (d)(29) of Post-Effective Amendment No. 83 to the Registrant's Registration Statement on Form N-1A (File No. 033-50718), filed with the SEC via EDGAR Accession No. 0001135428-09-000036 on February 5, 2009.
(e)(1) Distribution Agreement dated January 28, 1993, as amended and restated as of November 14, 2005, between the Registrant and SEI Investments Distribution Co. is incorporated herein by reference to Exhibit (e)(1) of Post-Effective Amendment No. 48 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-06-000209 on May 31, 2006.

(e)(2) Revised Form of Sub-Distribution and Servicing Agreement for SEI Investments Distribution Co. is incorporated herein by reference to Exhibit (e)(2) of Post-Effective Amendment No. 76 to the Registrant's Registration Statement on Form N-1A (File No. 033-50718), filed with the SEC via EDGAR Accession No. 0001135428-08-000222 on May 30, 2008.
(f)      Not Applicable.
(g)(1) Custody Agreement dated May 31, 2000 between the Registrant and Hancock Bank and Trust, relating the Hancock Horizon Family of Funds, is incorporated herein by reference to exhibit (g) of Post-Effective Amendment No. 35 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-04-000232 on May 28, 2004.
(g)(2) Revised Appendix B to the Custody Agreement dated May 31, 2000 between the Registrant and Hancock Bank and Trust, relating to the Hancock Horizon Family of Funds, to be filed by amendment.
(g)(3) Mutual Fund Custody Agreement dated September 1, 2004 between the Registrant and Wachovia Bank, National Association (now, U.S. Bank, N.A.), relating to the Champlain Family of Funds, Reaves Select Research Fund, SmartGrowth Family of Funds, Perimeter Small Cap Growth Fund, Frost Family of Funds, GRT Value Fund, and Clear River Fund, is incorporated herein by reference to Exhibit (g)(2) of Post-Effective Amendment No. 38 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-05-000029 on January 14, 2005.
(g)(4) Amendment and Attachment C dated May 11, 2007 to the Mutual Fund Custody Agreement dated September 1, 2004 between the Registrant and U.S. Bank, N.A. (formerly, Wachovia Bank, N.A.), relating to the Champlain Family of Funds, Reaves Select Research Fund, SmartGrowth Family of Funds, Perimeter Small Cap Growth Fund, Frost Family of Funds, GRT Value Fund, and Clear River Fund, is incorporated herein by reference to Exhibit (g)(6) of Post-Effective Amendment No. 59 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-07-000217 on June 15, 2007.
(g)(5) Revised Amendment and Attachment C, relating to the to the Mutual Fund Custody Agreement dated September 1, 2004 between the Registrant and U.S. Bank, N.A. (formerly, Wachovia Bank, N.A.), relating to the Champlain Family of Funds, Reaves Select Research Fund, SmartGrowth Family of Funds, Perimeter Small Cap Growth Fund, Frost Family of Funds, GRT Value Fund, and Clear River Fund, to be filed by amendment.
(g)(6) Custody Agreement dated February 8, 2007 between the Registrant and The Northern Trust Company, relating to the Aberdeen Emerging Markets Fund, is incorporated herein by reference to Exhibit (g)(5) of Post-Effective Amendment No. 57 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-07-000100 on March 7, 2007.
(g)(7) Revised Schedule B to the Custody Agreement dated February 8, 2008 between the Registrant and The Northern Trust Company, relating to the Aberdeen Emerging Markets Fund, to be filed by amendment.
(g)(8) Custodian Agreement dated November 19, 2007 between the Registrant and Union Bank of California is incorporated herein by reference to Exhibit
         (g)(5) of Post-Effective Amendment No. 66 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-07-000581 on December 28, 2007.
(g)(9) Appendices A, B and C, as last amended February 18, 2009, to the Custodian Agreement dated November 19, 2007 between the Registrant and Union Bank of California, to be filed by amendment.
(g)(10) Custodian Agreement between the Registrant and Wells Fargo Bank, N.A., relating to the Lowry Hill Clear River Fund, to be filed by amendment.
(h)(1) Administration Agreement dated January 28, 1993, as amended and restated as of November 12, 2002, by and between the Registrant and SEI Investments Global Funds Services is incorporated herein by reference to Exhibit (h)(2) of Post-Effective Amendment No. 34 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-03-000338 on May 30, 2003.

(h)(2) Amended Schedule dated February 1, 2006 to the Administration Agreement dated January 28, 1993, as amended and restated November 12, 2002, between the Registrant and SEI Investments Global Funds Services, relating to the Hancock Horizon Family of Funds, is incorporated herein by reference to Exhibit (h)(3) of Post-Effective Amendment No. 54 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-06-000517 on November 28, 2006.
(h)(3) Amended Schedule to the Administration Agreement dated January 28, 1993, as amended and restated as of November 12, 2002, by and between the Registrant and SEI Investments Global Funds Services, relating to the Hancock Diversified International and Quantitative Long/Short Funds, to be filed by amendment.
(h)(4) Amendment and Attachment 1 dated November 30, 2004 to the Administration Agreement dated January 28, 1993, as amended and restated November 12, 2002, between the Registrant and SEI Investments Global Funds Services, relating to the Champlain Small Company Fund, is incorporated herein by reference to Exhibit (h)(4) of Post-Effective Amendment No. 45 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-05-000569 on September 29, 2005.
(h)(5) Amendment and Attachment 1 to the Administration Agreement dated January 28, 1993, as amended and restated November 12, 2002, between the Registrant and SEI Investments Global Funds Services, relating to the Champlain Mid Cap Fund, to be filed by amendment.
(h)(6) Amendment and Attachment 1 dated December 21, 2004 to the Administration Agreement dated January 28, 1993, as amended and restated November 12, 2002, between the Registrant and SEI Investments Global Funds Services, relating to the Reaves Select Research Fund, is incorporated herein by reference to Exhibit (h)(5) of Post-Effective Amendment No. 45 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-05-000569 on September 29, 2005.
(h)(7) Amendment and Attachment 1 dated July 29, 2006 to the Administration Agreement dated January 28, 1993, as amended and restated November 12, 2002, between the Registrant and SEI Investments Global Funds Services, relating to the Perimeter Small Cap Growth Fund, is incorporated herein by reference to Exhibit (h)(8) of Post-Effective Amendment No. 56 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-07-000044 on February 13, 2007.
(h)(8) Amendment and Attachment 1 dated May 11, 2007 to the Administration Agreement dated January 28, 1993, as amended and restated November 12, 2002, between the Registrant and SEI Investments Global Funds Services, relating to the Aberdeen Emerging Markets Fund, is incorporated herein by reference to Exhibit (h)(8) of Post-Effective Amendment No. 58 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-07-000187 on May 31, 2007.
(h)(9) Amendment and Attachment 1 dated May 31, 2007 to the Administration Agreement dated January 28, 1993, as amended and restated November 12, 2002, between the Registrant and SEI Investments Global Funds Services, relating to the SmartGrowth Family of Funds, is incorporated herein by reference to Exhibit (h)(9) of Post-Effective Amendment No. 59 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-07-000217 on June 15, 2007.
(h)(10) Amendment and Attachment 1 dated April 25, 2008 to the Administration Agreement dated January 28, 1993, as amended and restated November 12, 2002, between the Registrant and SEI Investments Global Funds Services, relating to the Frost Family of Funds, is incorporated herein by reference to Exhibit (h)(10) of Post-Effective Amendment No. 76 to the Registrant's Registration Statement on Form N-1A (File No. 033-50718), filed with the SEC via EDGAR Accession No. 0001135428-08-000222 on May 30, 2008.

(h)(11) Amendment and Attachment 1 dated April 28, 2008 to the Administration Agreement dated January 28, 1993, as amended and restated November 12, 2002, between the Registrant and SEI Investments Global Funds Services, relating to the GRT Value Fund, is incorporated herein by reference to Exhibit (h)(11) of Post-Effective Amendment No. 76 to the Registrant's Registration Statement on Form N-1A (File No. 033-50718), filed with the SEC via EDGAR Accession No. 0001135428-08-000222 on May 30, 2008.
(h)(12) Amendment and Attachment 1 dated January 27, 2009 to the Administration Agreement dated January 18, 1993, as amended and restated November 12, 2002, between the Registrant and SEI Investments Global Funds Services, relating to the Clear River Fund, is incorporated herein by reference to Exhibit (h)(13) of Post-Effective Amendment No. 84 to the Registrant's Registration Statement on Form N-1A (File No. 033-50718), filed with the SEC via EDGAR Accession No. 0001135428-09-000090 on March 2, 2009.
(h)(13) Amendment and Attachment 1 to the Administration Agreement dated January 18, 1993, as amended and restated November 12, 2002, between the Registrant and SEI Investments Global Funds Services, relating to the NorthPointe Family of Funds, to be filed by amendment.
(h)(14) Shareholder Services Plan dated May 31, 2000, relating to the Hancock Horizon Family of Funds, is incorporated herein by reference to exhibit
         (h)(15) of Post-Effective Amendment No. 28 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0000912057-00-026908 on May 31, 2000.
(h)(15) Revised Schedule A as last amended August 12, 2008 dated to the Shareholder Services Plan dated August 9, 2005, relating to the Hancock Horizon Family of Funds, is incorporated herein by reference to exhibit
         (h)(15) of Post-Effective Amendment No. 82 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-08-000506 on November 26, 2008.
(h)(16) Shareholder Services Plan dated August 9, 2005 is incorporated herein by reference to Exhibit (h)(12) of Post-Effective Amendment No. 45 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-05-000569 on September 29, 2005.
(h)(17) Revised Schedule A as last amended February 17, 2009 to the Shareholder Services Plan dated August 9, 2005 is incorporated herein by reference to Exhibit (h)(17) of Post-Effective Amendment No. 83 to the Registrant's Registration Statement on Form N-1A (File No. 033-50718), filed with the SEC via EDGAR Accession No. 0001135428-09-000036 on February 5, 2009.
(h)(18) Transfer Agency and Service Agreement dated May 31, 2000 between the Registrant and Hancock Bank and Trust is incorporated herein by reference to exhibit (e)(2) of Post-Effective Amendment No. 35 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-04-000232 on May 28, 2004.
(h)(19) AML Amendment to the Transfer Agency and Service Agreement dated May 31, 2000 between the Registrant and Hancock Bank and Trust is incorporated herein by reference to exhibit (e)(3) of Post-Effective Amendment No. 35 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-04-000232 on May 28, 2004.
(h)(20) Amendment dated September 1, 2003 to the Transfer Agency and Service Agreement dated May 31, 2000 between the Registrant and Hancock Bank and Trust is incorporated herein by reference to exhibit (e)(4) of Post-Effective Amendment No. 35 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-04-000232 on May 28, 2004.
(h)(21) Amendment dated August 12, 2008 to the Transfer Agency and Service Agreement dated May 31, 2000 between the Registrant and Hancock Bank and Trust to be filed by amendment.

(h)(22) Agency Agreement dated August 10, 2004 between the Registrant and DST Systems, Inc. is incorporated herein by reference to Exhibit (e)(5) of Post-Effective Amendment No. 45 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-05-000569 on September 29, 2005.
(h(23) Revised Exhibit D to the Agency Agreement dated August 10, 2004 between the Registrant and DST Systems, Inc. to be filed by amendment.
(h)(24) Transfer Agency and Service Agreement dated May 31, 2007 between the Registrant and UMB Fund Services, Inc. is incorporated herein by reference to Exhibit (h)(19) of Post-Effective Amendment No. 66 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-07-000581 on December 28, 2007.
(h)(25) Revised Schedule A to the Transfer Agency and Service Agreement dated May 31, 2007 between the Registrant and UMB Fund Services, Inc. to be filed by amendment.
(i)(1) Opinion and Consent of Counsel, Morgan, Lewis & Bockius, LLP, relating to Shares of the Hancock Horizon Government Money Market Fund, Hancock Horizon Strategic Income Fund, Hancock Horizon Value Fund, Hancock Horizon Growth Fund, Hancock Horizon Burkenroad Fund, Hancock Horizon Diversified International Fund and Hancock Horizon Quantitative Long/Short Fund is to be filed by amendment.
(i)(2) Opinion and Consent of Counsel, Morgan, Lewis & Bockius, LLP, relating to Shares of the Hancock Horizon Diversified International Fund and Hancock Horizon Quantitative Long/Short Fund, is incorporated herein by reference to Exhibit (i)(2) of Post-Effective Amendment No. 81 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-08-000413 on September 30, 2008.
(i)(3) Opinion and Consent of Counsel, Morgan, Lewis & Bockius, LLP, relating to Shares of the Aberdeen Emerging Markets Fund, is incorporated herein by reference to Exhibit (i)(3) of Post-Effective Amendment No. 84 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-09-000090 on March 2, 2009.
(i)(4) Opinion and Consent of Counsel, Morgan, Lewis & Bockius, LLP, relating to Shares of the SmartGrowth Family of Funds, is incorporated herein by reference to Exhibit (i) of Post-Effective Amendment No. 76 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-08-000222 on May 30, 2008.
(i)(5) Opinion and Consent of Counsel, Morgan, Lewis & Bockius, LLP, relating to Shares of the Clear River Fund, is incorporated herein by reference to Exhibit (i)(10) of Post-Effective Amendment No. 80 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001354488-08-001546 on September 5, 2008.
(i)(6) Opinion and Consent of Counsel, Morgan, Lewis & Bockius, LLP, relating to Shares of the Champlain Family of Funds, Frost Family of Funds, GRT Value Fund, Perimeter Small Cap Growth Fund, and Reaves Select Research Fund, is incorporated herein by reference to exhibit (i)(6) of Post-Effective Amendment No. 82 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-08-000506 on November 26, 2008.
(i)(7) Opinion and Consent of Counsel, Morgan, Lewis & Bockius, LLP, relating to Shares of the NorthPointe Small Cap Growth Fund, the NorthPointe Small Cap Value Fund, the NorthPointe Value Opportunities Fund, and the NorthPointe Micro Cap Equity Fund, is incorporated herein by reference to Exhibit (i)(7) of Post-Effective Amendment No. 83 to the Registrant's Registration Statement on Form N-1A (File No. 033-50718), filed with the SEC via EDGAR Accession No. 0001135428-09-000036 on February 5, 2009.
(j) Consent of independent registered public accountant, ________________________, to be filed by amendment.
(k)      Not Applicable.

(l)      Not Applicable.
(m)(1) Distribution Plan (compensation type) dated May 31, 2000, as amended November 16, 2004, is incorporated herein by reference to Exhibit (m) of Post-Effective Amendment No. 38 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-05-000029 on January 14, 2005.
(m)(2) Schedule A as last amended August 12, 2008, to the Distribution Plan dated May 31, 2000, relating to the Hancock Horizon Family of Funds, is incorporated herein by reference to Exhibit (m)(3) of Post-Effective Amendment No. 80 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001354488-08-001546 on September 5, 2008.
(m)(3) Schedule B dated November 16, 2004, as amended July 24, 2006, to the Distribution Plan dated May 31, 2000, as amended November 16, 2004, relating to the Reaves Select Research Fund, is incorporated herein by reference to Exhibit (m)(5) of Post-Effective Amendment No. 57 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-07-000100 on March 7, 2007.
(m)(4) Schedule C dated November 14, 2006, to the Distribution Plan dated May 31, 2000, as amended November 16, 2004, relating to the Aberdeen Emerging Markets Fund, is incorporated herein by reference to Exhibit
         (m)(6) of Post-Effective Amendment No. 65 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001116502-07-002196 on November 28, 2007.
(m)(5) Schedule D dated February 22, 2007, to the Distribution Plan dated May 31, 2000, as amended November 16, 2004, relating to the SmartGrowth Family of Funds, is incorporated herein by reference to Exhibit (m)(7) of Post-Effective Amendment No. 65 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001116502-07-002196 on November 28, 2007.
(m)(6) Schedule F dated February 19, 2008, to the Distribution Plan dated May 31, 2000, as amended November 16, 2004, relating to the GRT Value Fund, is incorporated herein by reference to Exhibit (m)(7) of Post-Effective Amendment No. 70 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-08-000097 on February 28, 2008.
(m)(7) Schedule G dated March 10, 2008, to the Distribution Plan dated May 31, 2000, as amended November 16, 2004, relating to the Frost Family of Funds, is incorporated herein by reference to Exhibit (m)(8) of Post-Effective Amendment No. 71 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-08-000142 on April 1, 2008.
(m)(8) Distribution Plan (reimbursement type) as approved by the Board of Trustees on February 23, 2005 is incorporated herein by reference to Exhibit (m)(2) of Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-05-000155 on March 31, 2005.
(m)(9) Revised Schedule A dated February 23, 2005, as amended May 13, 2008, to the Distribution Plan approved by the Board of Trustees on February 23, 2005, is incorporated herein by reference to Exhibit (m)(10) of Post-Effective Amendment No. 76 to the Registrant's Registration Statement on Form N-1A (File No. 033-50718), filed with the SEC via EDGAR Accession No. 0001135428-08-000222 on May 30, 2008.
(n) Amended and Restated Rule 18f-3 Multiple Class Plan dated February 2007, including Schedules and Certificates of Class Designation thereto, is incorporated herein by reference to Exhibit (n) of Post-Effective Amendment No. 84 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-09-000090 on March 2, 2009.
(o)      Not Applicable.

(p)(1) Registrant's Code of Ethics is incorporated herein by reference to Exhibit (p)(1) of Post-Effective Amendment No. 65 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001116502-07-002196 on November 28, 2007.
(p)(2) SEI Investments Global Funds Services and SEI Investments Funds Management Code of Ethics dated January 2006 is incorporated herein by reference to Exhibit (p)(3) of Post-Effective Amendment No. 48 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-06-000209 on May 31, 2006.
(p)(3) Hancock Bank and Trust Code of Ethics is incorporated herein by reference to Exhibit (p)(3) of Post-Effective Amendment No. 58 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-07-000187 on May 31, 2007.
(p)(4) Earnest Partners, LLC Code of Ethics, is incorporated herein by reference to Exhibit (p)(4) of Post-Effective Amendment No. 82 to the Registrant's Registration Statement on Form N-1A (File No. 033-50718), filed with the SEC via EDGAR Accession No. 0001135428-08-000506 on November 26, 2008.
(p)(5) Champlain Investment Partners, LLC Code of Ethics is incorporated herein by reference to Exhibit (p)(4) of Post-Effective Amendment No. 65 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001116502-07-002196 on November 28, 2007.
(p)(6) W.H. Reaves & Co., Inc. Code of Ethics is incorporated herein by reference to Exhibit (p)(5) of Post-Effective Amendment No. 66 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-07-000581 on December 28, 2007.
(p)(7) Perimeter Capital Management, LLC Code of Ethics is incorporated herein by reference to Exhibit (p)(7) of Post-Effective Amendment No. 50 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-06-000445 on September 29, 2006.
(p)(8) Aberdeen Asset Management Inc., Aberdeen Asset Management Investment Services, Ltd. and Aberdeen Asset Management Asia Limited combined Code of Ethics is incorporated herein by reference to Exhibit (p)(8) of Post-Effective Amendment No. 52 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-06-000461 on October 10, 2006.
(p)(9) Hennion & Walsh Asset Management, Inc. Code of Ethics is incorporated herein by reference to Exhibit (p)(10) of Post-Effective Amendment No. 57 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-07-000100 on March 7, 2007.
(p)(10) Frost Investment Advisors, LLC Code of Ethics is incorporated herein by reference to Exhibit (p)(11) of Post-Effective Amendment No. 71 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-08-000142 on April 1, 2008.
(p)(11) Hoover Investment Management Co., LLC Revised Code of Ethics and Conduct dated June 2008 is incorporated herein by reference to Exhibit
         (p)(13) of Post-Effective Amendment No. 80 to the Registrant's Registration Statement on Form N-1A (File No. 033-50718), filed with the SEC via EDGAR Accession No. 0001354488-08-001546 on September 5, 2008.
(p)(12) Kempner Capital Management, Inc. Code of Ethics is incorporated herein by reference to Exhibit (p)(13) of Post-Effective Amendment No. 71 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-08-000142 on April 1, 2008.
(p)(13) Thornburg Investment Management, Inc. Revised Code of Ethics dated April 2008 is incorporated herein by reference to Exhibit (p)(15) of Post-Effective Amendment No. 80 to the Registrant's Registration Statement on Form N-1A (File No. 033-50718), filed with the SEC via EDGAR Accession No. 0001354488-08-001546 on September 5, 2008.

(p)(14) Luther King Capital Management Corporation Code of Ethics is incorporated herein by reference to Exhibit (p)(15) of Post-Effective Amendment No. 71 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-08-000142 on April 1, 2008.
(p)(15)  GRT Capital Partners, LLC Code of Ethics to be filed by amendment.
         (p)(16) Lowry Hill Investment Advisors, Inc. Code of Ethics to be filed by amendment.
(p)(17) NorthPointe Capital, LLC Code of Ethics is incorporated herein by reference to Exhibit (p)(18) of Post-Effective Amendment No. 83 to the Registrant's Registration Statement on Form N-1A (File No. 033-50718), filed with the SEC via EDGAR Accession No. 0001135428-09-000036 on February 5, 2009.

Item 24.  Persons Controlled By or Under Common Control with Registrant:

Not Applicable.

Item 25.  Indemnification:

Article VIII of the Agreement and Declaration of Trust filed as Exhibit (a) to the Registrant's Registration Statement is incorporated herein by reference. Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Act"), may be permitted to trustees, directors, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the SEC, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, directors, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

Item 26.  Business and Other Connections of the Investment Advisers:

The following lists any other business, profession, vocation or employment of a substantial nature in which each investment adviser, and each director, officer or partner of that investment adviser, is or has been engaged within the last two fiscal years for his or her own account or in the capacity of director, officer, employee, partner, or trustee. Unless noted below, none of the investment advisers, and/or director, officer or partner of each investment adviser, is or has been engaged within the last two fiscal years in any other business, profession, vocation or employment of a substantial nature for his or her own account or in the capacity of director, officer, employee, partner or trustee.

Aberdeen Asset Management Inc.

Aberdeen Asset Management ("Aberdeen") serves as investment adviser for the Registrant's Aberdeen Emerging Markets Fund. The principal business address of Aberdeen is 1735 Market Street, 37th Floor, Philadelphia, PA 19103. Aberdeen is an investment adviser registered under the Investment Advisers Act of 1940. The information listed below is for the fiscal years ended October 31, 2007 and 2008.

---------------------------------------------- ---------------------------------- ------------------------------------------
Name and Position with
Investment Adviser                             Name of Other Company              Connection with Other Company
---------------------------------------------- ---------------------------------- ------------------------------------------
---------------------------------------------- ---------------------------------- ------------------------------------------
Martin Gilbert, Chairman and Director          Aberdeen Asset Management PLC      Chief Executive Officer
---------------------------------------------- ---------------------------------- ------------------------------------------
---------------------------------------------- ---------------------------------- ------------------------------------------
Vincent Esposito, Director                     Aberdeen Fund Distributors LLC     Principal, President
---------------------------------------------- ---------------------------------- ------------------------------------------
---------------------------------------------- ---------------------------------- ------------------------------------------
Gary Swiman, Chief Compliance Officer          Aberdeen Fund Distributors LLC     CCO and Financial Operations Principal
---------------------------------------------- ---------------------------------- ------------------------------------------

Aberdeen Asset Management Investment Services Limited

Aberdeen Asset Management Investment Services Limited ("AAMISL") serves as sub-adviser for the Registrant's Aberdeen Emerging Markets Fund. The principal business address of AAMISL is One Bow Churchyard London, England EC4M 9HH. AAMISL is an investment adviser registered under the Investment Advisers Act of 1940. The information listed below is for the fiscal years ended October 31, 2007 and 2008. [To be completed by amendment].

---------------------------------------------- ---------------------------------- ------------------------------------------
Name and Position with
Investment Adviser                             Name of Other Company              Connection with Other Company
---------------------------------------------- ---------------------------------- ------------------------------------------
---------------------------------------------- ---------------------------------- ------------------------------------------

---------------------------------------------- ---------------------------------- ------------------------------------------
---------------------------------------------- ---------------------------------- ------------------------------------------

---------------------------------------------- ---------------------------------- ------------------------------------------
---------------------------------------------- ---------------------------------- ------------------------------------------

---------------------------------------------- ---------------------------------- ------------------------------------------
---------------------------------------------- ---------------------------------- ------------------------------------------

---------------------------------------------- ---------------------------------- ------------------------------------------
---------------------------------------------- ---------------------------------- ------------------------------------------

---------------------------------------------- ---------------------------------- ------------------------------------------
---------------------------------------------- ---------------------------------- ------------------------------------------

---------------------------------------------- ---------------------------------- ------------------------------------------

Aberdeen Asset Management Asia Limited

Aberdeen Asset Management Asia Limited ("AAMAL") serves as sub-adviser for the Registrant's Aberdeen Emerging Markets Fund. The principal business address of AAMAL is 21 Church Street, #01-01 Capital Square Two, Singapore 049480. AAMAL is an investment adviser registered under the Investment Advisers Act of 1940. The information listed below is for the fiscal years ended October 31, 2007 and 2008. [To be completed by amendment].

---------------------------------------------- ---------------------------------- ------------------------------------------
Name and Position with
Investment Adviser                             Name of Other Company              Connection with Other Company
---------------------------------------------- ---------------------------------- ------------------------------------------
---------------------------------------------- ---------------------------------- ------------------------------------------

---------------------------------------------- ---------------------------------- ------------------------------------------
---------------------------------------------- ---------------------------------- ------------------------------------------

---------------------------------------------- ---------------------------------- ------------------------------------------
---------------------------------------------- ---------------------------------- ------------------------------------------

---------------------------------------------- ---------------------------------- ------------------------------------------
---------------------------------------------- ---------------------------------- ------------------------------------------

---------------------------------------------- ---------------------------------- ------------------------------------------
---------------------------------------------- ---------------------------------- ------------------------------------------

---------------------------------------------- ---------------------------------- ------------------------------------------
---------------------------------------------- ---------------------------------- ------------------------------------------

---------------------------------------------- ---------------------------------- ------------------------------------------

Champlain Investment Partners, LLC

Champlain Investment Partners, LLC ("Champlain") serves as the investment adviser for the Registrant's Champlain Small Company Fund and Champlain Mid Cap Fund. The principal address of Champlain is 346 Shelburne Road, Burlington, Vermont 05401. Champlain is an investment adviser registered under the Investment Advisers Act of 1940. The information listed below is for the fiscal years ended July 31, 2007 and 2008.

For the fiscal years ended July 31, 2007 and 2008, none of the directors, officers or partners of Champlain is or has been engaged in any other business, profession, vocation or employment of a substantial nature for his or her own account or in the capacity of director, officer, employee, partner or trustee.

Earnest Partners, LLC

Earnest Partners, LLC ("Earnest") serves as investment sub-adviser for the Registrant's Hancock Horizon Diversified International Fund. The principal business address for Earnest is 1180 Peachtree Street, Suite 2300, Atlanta, GA 30309. Earnest is an investment adviser registered under the Investment Advisors Act of 1940. The information listed below is for the fiscal years ended January 31, 2007 and 2008. [To be completed by amendment].

---------------------------------------------- ---------------------------------- ------------------------------------------
Name and Position with
Investment Sub-Adviser                         Name of Other Company              Connection with Other Company
---------------------------------------------- ---------------------------------- ------------------------------------------
---------------------------------------------- ---------------------------------- ------------------------------------------

---------------------------------------------- ---------------------------------- ------------------------------------------
---------------------------------------------- ---------------------------------- ------------------------------------------

---------------------------------------------- ---------------------------------- ------------------------------------------
---------------------------------------------- ---------------------------------- ------------------------------------------

---------------------------------------------- ---------------------------------- ------------------------------------------
---------------------------------------------- ---------------------------------- ------------------------------------------

---------------------------------------------- ---------------------------------- ------------------------------------------
---------------------------------------------- ---------------------------------- ------------------------------------------

---------------------------------------------- ---------------------------------- ------------------------------------------
---------------------------------------------- ---------------------------------- ------------------------------------------

---------------------------------------------- ---------------------------------- ------------------------------------------

Frost Investment Advisors, LLC

Frost Investment Advisors, LLC ("Frost") serves as investment adviser for the Registrant's Frost Core Growth Equity Fund, Frost Dividend Value Equity Fund, Frost Kempner Multi-Cap Deep Value Equity Fund, Frost Hoover Small-Mid Cap Equity Fund, Frost International Equity Fund, Frost Low Duration Bond Fund, Frost Total Return Bond Fund, Frost Municipal Bond Fund, Frost Low Duration Municipal Bond Fund, Frost Kempner Treasury and Income Fund, Frost LKCM Multi-Cap Equity Fund and the Frost LKCM Small-Mid Cap Equity Fund, and Frost Strategic Balanced Fund. The principal business address for Frost is 100 West Houston Street, San Antonio, Texas 78205-1414. Frost is an investment adviser registered under the Investment Advisers Act of 1940. The information listed below is for the fiscal years ended July 31, 2007 and 2008.

---------------------------------------- ---------------------------------- ------------------------------------------
Name and Position with Investment
Adviser                                  Name of Other Company              Connection with Other Company
---------------------------------------- ---------------------------------- ------------------------------------------
---------------------------------------- ---------------------------------- ------------------------------------------
Tim Altree, Chief Compliance Officer     A&S Capital Management, LLC        President, Chief Compliance Officer and
and Managing Director                                                       Managing Member
                                         ---------------------------------- ------------------------------------------
                                         ---------------------------------- ------------------------------------------
                                         Laffer Associates                  Executive Vice President, Chief
                                                                            Compliance Officer and Director
                                         ---------------------------------- ------------------------------------------
                                         ---------------------------------- ------------------------------------------
                                         Laffer Advisors                    President, Chief Compliance Officer and
                                                                            Supervising Principal
---------------------------------------- ---------------------------------- ------------------------------------------

GRT Capital Partners, LLC

GRT Capital Partner, LLC ("GRT") serves as investment adviser for the Registrant's GRT Value Fund. The principal business address for GRT is 50 Milk Street, Boston, 21st Floor, Massachusetts 02109. GRT is an investment adviser registered under the Investment Advisers Act of 1940. The information listed below is for the fiscal years ended July 31, 2007 and 2008.

---------------------------------------- ---------------------------------- ------------------------------------------
Name and Position with Investment
Adviser                                  Name of Other Company              Connection with Other Company
---------------------------------------- ---------------------------------- ------------------------------------------
---------------------------------------- ---------------------------------- ------------------------------------------
  Rudolph K. Kluiber, Managing Member    Steinway Musical Instruments,      Director
        and Investment Adviser           Inc.
---------------------------------------- ---------------------------------- ------------------------------------------

Hennion & Walsh Asset Management, Inc.

Hennion & Walsh Asset Management, Inc. ("H&W") serves as the investment adviser for the Registrant's SmartGrowth ETF Lipper Optimal Conservative Index Fund, SmartGrowth ETF Lipper Optimal Moderate Index Fund, and SmartGrowth ETF Lipper Optimal Growth Index Fund. The principal business address for H&W is 2001 Route 46, Waterview Plaza, Parsippany, New Jersey 07054. H&W is an investment adviser registered under the Investment Advisers Act of 1940. The information listed below is for the fiscal years ended January 31, 2007 and 2008.

---------------------------------------- ---------------------------------- ------------------------------------------
Name and Position with Investment
Adviser                                  Name of Other Company              Connection with Other Company
---------------------------------------- ---------------------------------- ------------------------------------------
---------------------------------------- ---------------------------------- ------------------------------------------
William Walsh, President                 Hennion & Walsh, Inc.              Officer
                                         ---------------------------------- ------------------------------------------
                                         ---------------------------------- ------------------------------------------
                                         Hennion & Walsh Wealth Advisors    Officer
---------------------------------------- ---------------------------------- ------------------------------------------
---------------------------------------- ---------------------------------- ------------------------------------------
Richard Hennion, Executive Vice          Hennion & Walsh, Inc.              Officer
President
                                         ---------------------------------- ------------------------------------------
                                         ---------------------------------- ------------------------------------------
                                         Hennion & Walsh Wealth Advisors    Officer
---------------------------------------- ---------------------------------- ------------------------------------------
---------------------------------------- ---------------------------------- ------------------------------------------
Debbie Williams, Chief Financial         Hennion & Walsh, Inc.              Officer
Officer
                                         ---------------------------------- ------------------------------------------
                                         ---------------------------------- ------------------------------------------
                                         Hennion & Walsh Wealth Advisors     Officer
---------------------------------------- ---------------------------------- ------------------------------------------
---------------------------------------- ---------------------------------- ------------------------------------------
Al Vermitsky, Chief Compliance Officer   Hennion & Walsh, Inc.              Officer
                                         ---------------------------------- ------------------------------------------
                                         ---------------------------------- ------------------------------------------
                                         Hennion & Walsh Wealth Advisors    Officer
---------------------------------------- ---------------------------------- ------------------------------------------
---------------------------------------- ---------------------------------- ------------------------------------------
Kevin Mahn, Chief Investment Officer &   Hennion & Walsh, Inc.              Employee
Portfolio Manager
---------------------------------------- ---------------------------------- ------------------------------------------

Hoover Investment Management Co., LLC

Hoover Investment Management Co., LLC ("Hoover") serves as the sub-adviser for the Registrant's Frost Hoover Small-Mid Cap Equity Fund. The principal address of Hoover is 600 California Street, Suite 550, San Francisco, California, 94108-2704. Hoover is an investment adviser registered under the Investment Advisers Act of 1940. The information listed below is for the fiscal years ended July 31, 2007 and 2008.

For the fiscal years ended July 31, 2007 and 2008, none of the directors, officers or partners of Hoover is or has been engaged in any other business, profession, vocation or employment of a substantial nature for his or her own account or in the capacity of director, officer, employee, partner or trustee.

Horizon Advisers

Horizon Advisers serves as the investment adviser for the Registrant's Hancock Horizon Family of Funds (Strategic Income Bond Fund, Value Fund, Growth Fund, Burkenroad Fund, Treasury Securities Money Market Fund, Prime Money Market Fund, Diversified International Fund and Quantitative Long/Short Fund). The principal address of Horizon Advisers is One Hancock Plaza, Post Office Box 4019, Gulfport, Mississippi 39502-4019. Horizon Advisers is an investment adviser registered under the Investment Advisers Act of 1940. The information listed below is for the fiscal years ended January 31, 2007 and 2008.

---------------------------------------------- ---------------------------------- ------------------------------------------
Name and Position with
Investment Adviser                             Name of Other Company              Connection with Other Company
---------------------------------------------- ---------------------------------- ------------------------------------------
---------------------------------------------- ---------------------------------- ------------------------------------------
Kendra Cain, Chief Compliance Officer          Hancock Investment Services, Inc.  Compliance Director
---------------------------------------------- ---------------------------------- ------------------------------------------

Kempner Capital Management, Inc.

Kempner Capital Management, Inc. ("Kempner") serves as the sub-adviser for the Registrant's Frost Kempner Multi-Cap Deep Value Equity Fund and Frost Kempner Treasury and Income Fund. The principal address of Kempner is 2201 Market Street, 12th Floor FNB Building, Galveston, Texas, 77550-1503. Kempner is an investment adviser registered under the Investment Advisers Act of 1940. The information listed below is for the fiscal years ended July 31, 2007 and 2008.

---------------------------------------- ------------------------------------ -----------------------------------------
Name and Position with Investment
Adviser                                  Name of Other Company                Connection with Other Company
---------------------------------------- ------------------------------------ -----------------------------------------
---------------------------------------- ------------------------------------ -----------------------------------------
Harris L. Kempner, Jr., President        H. Kempner Trust Association         Trustee
                                         ------------------------------------ -----------------------------------------
                                         ------------------------------------ -----------------------------------------
                                         Legacy Holding Company               Director
                                         ------------------------------------ -----------------------------------------
                                         ------------------------------------ -----------------------------------------
                                         Balmorhea Ranches                    Director
                                         ------------------------------------ -----------------------------------------
                                         ------------------------------------ -----------------------------------------
                                         Frost Bank-Galveston                 Advisory Director
                                         ------------------------------------ -----------------------------------------
                                         ------------------------------------ -----------------------------------------
                                         Cullen Frost Bankers Inc.- San       Director Emeritus
                                         Antonio
                                         ------------------------------------ -----------------------------------------
                                         ------------------------------------ -----------------------------------------
                                         Kempner Securities GP, LLC           General Partner
                                         ------------------------------------ -----------------------------------------
                                         ------------------------------------ -----------------------------------------
                                         Galveston Finance GP, LLC            General Partner
---------------------------------------- ------------------------------------ -----------------------------------------

Lowry Hill Investment Adviser, Inc.

Lowry Hill Investment Advisors, Inc. ("Lowry Hill") serves as investment adviser for the Registrant's Clear River Fund. The principal address of Lowry Hill is 90 South Seventh Street, Suite 5300, Minneapolis, Minnesota 55402. Lowry Hill is an investment adviser registered under the Investment Advisers Act of 1940. The information listed below is for the fiscal years ended July 31, 2007 and 2008. [To be completed by amendment].

---------------------------------------- ---------------------------------- ------------------------------------------
Name and Position with Investment
Adviser                                  Name of Other Company              Connection with Other Company
---------------------------------------- ---------------------------------- ------------------------------------------
---------------------------------------- ---------------------------------- ------------------------------------------

---------------------------------------- ---------------------------------- ------------------------------------------

Luther King Capital Management Corporation

Luther King Capital Management Corporation ("Luther King") serves as the sub-adviser for the Registrant's Frost LKCM Multi-Cap Equity Fund and Frost LKCM Small-Mid Cap Equity Fund. The principal address of Luther King is 301 Commerce Street, Suite 1600, Fort Worth, Texas, 76102. Luther King is an investment adviser registered under the Investment Advisers Act of 1940. The information listed below is for the fiscal years ended July 31, 2007 and 2008.

For the fiscal years ended July 31, 2007 and 2008, none of the directors, officers or partners of Luther King is or has been engaged in any other business, profession, vocation or employment of a substantial nature for his or her own account or in the capacity of director, officer, employee, partner or trustee.

NorthPointe Capital, LLC

NorthPointe Capital, LLC (the "Adviser"), a Delaware corporation, serves as the investment adviser to the NorthPointe Small Cap Growth Fund, the NorthPointe Small Cap Value Fund, the NorthPointe Value Opportunities Fund and the NorthPointe Micro Cap Equity Fund. The Adviser's principal place of business is located at 101 West Big Beaver Road, Suite 745, Troy Michigan 48084. The information listed below is for the fiscal years ended October 31, 2007 and 2008.

---------------------------------------- ---------------------------------- ------------------------------------------
Name and Position with Investment
Adviser                                  Name of Other Company              Connection with Other Company
---------------------------------------- ---------------------------------- ------------------------------------------
---------------------------------------- ---------------------------------- ------------------------------------------
Terry Gardner, Chief Operating Officer
                                         T. Gardner & Co. Owner and Principal
---------------------------------------- ---------------------------------- ------------------------------------------

Perimeter Capital Management, LLC

Perimeter Capital Management, LLC ("Perimeter") serves as the investment adviser for the Registrant's Perimeter Small Cap Growth Fund. The principal business address of Perimeter is Five Concourse Parkway , Suite 2725, Atlanta, Georgia 30328. Perimeter is an investment adviser registered under the Investment Advisers Act of 1940. The information listed below is for the fiscal years ended July 31, 2007 and 2008.

---------------------------------------- ---------------------------------- ------------------------------------------
Name and Position with Investment
Adviser                                  Name of Other Company              Connection with Other Company
---------------------------------------- ---------------------------------- ------------------------------------------
---------------------------------------- ---------------------------------- ------------------------------------------
G. Bradley Ball, Managing Partner &      Trusco Capital Management, Inc.    Former Managing Partner & Executive Vice
CEO, Perimeter Capital Management                                           President, Institutional Sales
---------------------------------------- ---------------------------------- ------------------------------------------
---------------------------------------- ---------------------------------- ------------------------------------------
Mark D. Garfinkel, CFA, Managing         Trusco Capital Management, Inc.    Former Managing Partner & Small Cap
Partner & CIO, Perimeter Capital                                            Growth Manager
Management
---------------------------------------- ---------------------------------- ------------------------------------------
---------------------------------------- ---------------------------------- ------------------------------------------
James N. Behre, Managing Partner & Dir   Trusco Capital Management, Inc.    Former V.P., Senior Research Analyst
of Research, Perimeter Capital
Management
---------------------------------------- ---------------------------------- ------------------------------------------
---------------------------------------- ---------------------------------- ------------------------------------------
Christopher J. Paolella, Managing        Trusco Capital Management, Inc.    Former V.P., Consultant Sales
Partner & Director of Marketing,
Perimeter Capital Management
---------------------------------------- ---------------------------------- ------------------------------------------
---------------------------------------- ---------------------------------- ------------------------------------------
Theresa N. Benson, Partner & Director    Trusco Capital Management, Inc.    Former V.P., Institutional Sales
of Client Relations, Perimeter Capital
Management
---------------------------------------- ---------------------------------- ------------------------------------------
---------------------------------------- ---------------------------------- ------------------------------------------
Adam C. Stewart, CFA, Partner &          Trusco Capital Management, Inc.    Former V.P., Director of Trading
Director of Trading & Chief Compliance
Officer
---------------------------------------- ---------------------------------- ------------------------------------------
---------------------------------------- ---------------------------------- ------------------------------------------
Patrick W. Kirksey, Partner & Senior     Trusco Capital Management, Inc.    Former V.P., Research Analyst
Research Analyst
---------------------------------------- ---------------------------------- ------------------------------------------
---------------------------------------- ---------------------------------- ------------------------------------------
Carrie A. Tallman, Partner & Research    Trusco Capital Management, Inc.    Former Associate, Research Analyst
Analyst
---------------------------------------- ---------------------------------- ------------------------------------------

Thornburg Investment Management, Inc.

Thornburg Investment Management, Inc. ("Thornburg") serves as the sub-adviser for the Registrant's Frost International Equity Fund. The principal address of Thornburg is 119 East Marcy Street, Suite 202, Santa Fe, New Mexico, 87501-2046. Thornburg is an investment adviser registered under the Investment Advisers Act of 1940. The information listed below is for the fiscal years ended July 31, 2007 and 2008.

For the fiscal years ended July 31, 2007 and 2008, none of the directors, officers or partners of Thornburg is or has been engaged in any other business, profession, vocation or employment of a substantial nature for his or her own account or in the capacity of director, officer, employee, partner or trustee.

W.H. Reaves  & Co., Inc.

W.H. Reaves & Co., Inc. ("WH Reaves") serves as the investment adviser for the Registrant's Reaves Select Research Fund. The principal business address of WH Reaves is 10 Exchange Place, 18th Floor, Jersey City, NJ 07302. WH Reaves is an investment adviser registered under the Investment Advisers Act of 1940. The information listed below is for the fiscal years ended July 31, 2007 and 2008.

For the fiscal years ended July 31, 2007 and 2008, none of the directors, officers or partners of Reaves is or has been engaged in any other business, profession, vocation or employment of a substantial nature for his or her own account or in the capacity of director, officer, employee, partner or trustee.

Item 27.  Principal Underwriters:

(a) Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing the securities of the Registrant also acts as a principal underwriter, distributor or investment adviser.

         Registrant's distributor, SEI Investments Distribution Co. (the "Distributor"), acts as distributor for:

         SEI Daily Income Trust                                                July 15, 1982
         SEI Liquid Asset Trust                                                November 29, 1982
         SEI Tax Exempt Trust                                                  December 3, 1982
         SEI Institutional Managed Trust                                       January 22, 1987
         SEI Institutional International Trust                                 August 30, 1988
         The Advisors' Inner Circle Fund                                       November 14, 1991
         The Advisors' Inner Circle Fund II                                    January 28, 1993
         Bishop Street Funds                                                   January 27, 1995
         SEI Asset Allocation Trust                                            April 1, 1996
         SEI Institutional Investments Trust                                   June 14, 1996
         Oak Associates Funds                                                  February 27, 1998
         CNI Charter Funds                                                     April 1, 1999
         iShares Inc.                                                          January 28, 2000
         iShares Trust                                                         April 25, 2000
         Optique Funds, Inc.                                                   November 1, 2000
         Causeway Capital Management Trust                                     September 20, 2001
         Barclays Global Investors Funds                                       March 31, 2003
         SEI Opportunity Fund, LP                                              October 1, 2003
         The Arbitrage Funds                                                   May 17, 2005
         The Turner Funds                                                      January 1, 2006
         ProShares Trust                                                       November 14, 2005
         Community Reinvestment Act Qualified Investment Fund                  January 8, 2007
         SEI Alpha Strategy Portfolios, LP                                     June 29, 2007
         TD Asset Management USA Funds                                         July 25, 2007
         SEI Structured Credit Fund, LP                                        July 31, 2007
         Wilshire Mutual Funds, Inc.                                           July 12, 2008
         Wilshire Variable Insurance Trust                                     July 12, 2008
         Forward Funds                                                         August 14, 2008

         The Distributor provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services ("Funds Evaluation") and automated execution, clearing and settlement of securities transactions ("MarketLink").

(b) Furnish the Information required by the following table with respect to each director, officer or partner of each principal underwriter named in the answer to Item 20 of Part B. Unless otherwise noted, the business address of each director or officer is Oaks, PA 19456.

                                      Position and Office                         Positions and Offices
         Name                         with Underwriter                            with Registrant
         ----                         ----------------                            ---------------
         William M. Doran             Director                                          --
         Edward D. Loughlin           Director                                          --
         Wayne M. Withrow             Director                                          --
         Kevin Barr                   President & Chief Executive Officer               --
         Maxine Chou                  Chief Financial Officer, Chief Operations         --
                                      Officer, & Treasurer
         Karen LaTourette             Chief Compliance Officer, Anti-Money
                                      Laundering Officer & Assistant Secretary          --
         Mark J. Held                 Senior Vice President                             --
         Lori L. White                Vice President & Assistant Secretary              --
         John Coary                   Vice President & Assistant Secretary              --
         John Cronin                  Vice President                                    --
         Robert McCarthy              Vice President                                    --



Item 28.  Location of Accounts and Records:

         Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the rules promulgated thereunder, are maintained as follows:

         (a) With respect to Rules 31a-1(a); 31a-1(b)(1); (2)(a) and (b); (3);
         (6); (8); (12); and 31a-1(d), the required books and records are maintained at the offices of the Registrant's custodians:

                        Hancock Bank and Trust
                        One Hancock Plaza
                        P.O. Box 4019
                        Gulfport, Mississippi  39502

                        U.S. Bank, National Association
                        800 Nicollett Mall
                        Minneapolis, Minnesota 55402

                        Union Bank of California, National Association 475 Sansome Street
                        15th Floor
                        San Francisco, California  94111

                        The Northern Trust Company
                        50 La Salle Street
                        Chicago, Illinois 60675

                        Wells Fargo Bank, N.A.
                        608 2nd Avenue South
                        9th Floor
                        Minneapolis, MN, 55479

         (b)/(c) With respect to Rules 31a-1(a); 31a-1(b)(1),(4); (2)(C) and
         (D); (4); (5); (6); (8); (9); (10); (11); and 31a-1(f), the required books and records are maintained at the offices of the Registrant's administrator:

                        SEI Investment Global Funds Services
                        One Freedom Valley Drive
                        Oaks, Pennsylvania 19456

         (c) With respect to Rules 31a-1(b)(5), (6), (9) and (10) and 31a-1(f),
         the required books and records are maintained at the principal offices of the Registrant's advisers:

                        Aberdeen Asset Management Inc.
                        1735 Market Street, 37th Floor,
                        Philadelphia, PA 19103

                        Aberdeen Asset Management Investment Services Limited One Bow Churchyard
                        London, England EC4M 9HH

                        Aberdeen Asset Management Asia Limited
                        21 Church Street,
                        #01-01 Capital Square Two, Singapore 049480

                        Champlain Investment Partners, LLC
                        346 Shelburne Road
                        Burlington, Vermont 05401

                        Earnest Partners, LLC
                        1180 Peachtree Street
                        Suite 2300
                        Atlanta, Georgia 30309

                        Frost Investment Advisors, LLC
                        100 West Houston Street
                        15th Floor Tower
                        San Antonio, Texas 78205-1414

                        GRT Capital Partners, LLC
                        50 Milk Street, 21st Floor
                        Boston, Massachusetts, 02109

                        Hennion & Walsh Asset Management, Inc.
                        2001 Route 46
                        Waterview Plaza
                        Parsippany, New Jersey 07054

                        Hoover Investment Management Co., LLC
                        600 California Street, Suite 550
                        San Francisco, California, 94108-2704

                        Horizon Advisers
                        One Hancock Plaza
                        P.O. Box 4019
                        Gulfport, Mississippi 39502

                        Kempner Capital Management, Inc.
                        2201 Market Street, 12th Floor FNB Building
                        Galveston, Texas, 77550-1503

                        Lowry Hill Investment Advisors, Inc.
                        90 South Seventh Street, Suite 5300
                        Minneapolis, Minnesota 55402

                        Luther King Capital Management Corporation
                        301 Commerce Street, Suite 1600
                        Fort Worth, Texas, 76102-4140

                        NorthPointe Capital, LLC
                        101 West Big Beaver Road, Suite 745
                        Troy Michigan 48084

                        Perimeter Capital Management, LLC
                        Five Concourse Parkway
                        Suite 2725
                        Atlanta, Georgia 30328

                        Thornburg Investment Management, Inc.
                        119 East Marcy Street, Suite 202
                        Santa Fe, New Mexico, 87501-2046

                        W.H. Reaves & Co., Inc.
                        10 Exchange Place, 18th Floor
                        Jersey City, New Jersey 07302

Item 29.  Management Services:

         None.


Item 30.  Undertakings:

         None.

                                     NOTICE

  A copy of the Agreement and Declaration of Trust for The Advisors' Inner Circle Fund II is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this Registration Statement has been executed on behalf of the Trust by an officer of the Trust as an officer and by its Trustees as trustees and not individually and the obligations of or arising out of this Registration Statement are not binding upon any of the Trustees, officers, or Shareholders individually but are binding only upon the assets and property of the Trust.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the "Securities Act") and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 85 to Registration Statement No. 033-50718 to be signed on its behalf by the undersigned, duly authorized, in the City of Oaks, Commonwealth of Pennsylvania on the 30th day of March, 2009.

                                             THE ADVISORS' INNER CIRCLE FUND II

                                             By:  /s// Philip T. Masterson
                                             -----------------------------------
                                             Philip T. Masterson, President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacity and on the dates indicated.

             *                                       Trustee                                     March 30, 2009
------------------------------------
Charles E. Carlbom

              *                                      Trustee                                     March 30, 2009
------------------------------------
John K. Darr

              *                                      Trustee                                     March 30, 2009
------------------------------------
William M. Doran

           *                                         Trustee                                     March 30, 2009
------------------------------------
Mitchell A. Johnson

           *                                         Trustee                                     March 30, 2009
------------------------------------
Betty L. Krikorian

           *                                         Trustee                                     March 30, 2009
------------------------------------
Robert A. Nesher

           *                                         Trustee                                     March 30, 2009
------------------------------------
James M. Storey

           *                                         Trustee                                     March 30, 2009
------------------------------------
George J. Sullivan, Jr.

                                                     President                                   March 30, 2009
------------------------------------
Philip T. Masterson

           *                                         Treasurer, Controller &                     March 30, 2009
------------------------------------                 Chief Financial Officer
Michael Lawson

By:      /s/ Philip T.Masterson
         Philip T. Masterson

Attorney-in-Fact, pursuant to the powers of attorney is incorporated herein by reference to Post-Effective Amendment No. 84 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-09-000090 on March 2, 2009.